[GRAPHIC:  DROP OF WATER]                    Nations
                                             Cash Reserves

                                             Nations
                                             Money Market
                                             Reserves

                                             Nations
                                             Treasury Reserves

                                             Nations
                                             Government Reserves

                                             Nations
                                             Municipal Reserves

                                             Nations California
                                             Tax-Exempt Reserves





NATIONS RESERVES                              SEMIANNUAL REPORT
MONEY MARKET FUNDS                            FOR THE PERIOD ENDED
                                              SEPTEMBER 30, 2001

SEMIANNUAL REPORT


                                   [NATIONS FUNDS LOGO]

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, LLC

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

NATIONS RESERVES MONEY MARKET FUNDS

DEAR SHAREHOLDER:

We are pleased to present the semiannual financial report for Nations Reserves money market funds (the "Funds"). This report contains important financial data regarding your investment for the period ended September 30, 2001. We hope you will take a moment to review this information.

A DEFINING PERIOD FOR INVESTORS

The second half of the Funds' fiscal year brought a series of dramatic easings of short-term interest rates by the Federal Reserve Board (Fed). Citing weak corporate profits, slower business spending on new equipment and sluggish global economies, the Fed lowered the benchmark Fed Funds rate by 25 basis points to 3.75% on June 27, 2001. This quarter percentage point cut, which regulators hoped would keep the U.S. economy out of a recession, followed five earlier reductions of a half point each.

During the third quarter, the economy still showed no signs of a turnaround, and the Fed again lowered its target Fed Funds rate by 75 basis points to 3.00%. In light of the continued weakness and the significant impact of the events on September 11th, we believe the Fed is likely to reduce its target again by year-end.

AN ACTIVE MANAGEMENT APPROACH

Our portfolio management team has been working diligently to anticipate the Fed moves and structure the portfolios in seeking to best capture value in this declining rate environment. The Funds enjoyed a favorable position as the weighted average maturities (WAMs) of the portfolios were extended to allow investors to take advantage of higher yields than those offered on overnight securities, without assuming substantial additional risk or loss of overall quality. More recently, the Funds have maintained longer WAMs and seek to continue to preserve high credit quality standards to better position them for a meaningful downturn in the economy.

OUTLOOK ON THE U.S. ECONOMY

The economy, which had been experiencing anemic growth prior to the terrorist attacks, is expected by us to be negatively affected in the short-run with the gross domestic product (GDP) growing fractionally, if at all, in third quarter 2001 and declining in fourth quarter 2001. Despite this period of slow growth, fundamental factors had been pointing toward a pickup in economic activity: the Fed has been easing aggressively, there has been a very rapid growth in the money supply; tax cuts are in place; and energy prices have drifted down. We believe the Fed's top priority will remain providing sufficient liquidity in order to accommodate an efficiently functioning banking system, and ensuring order in financial markets.

There is substantial monetary easing already in the pipeline, and we believe the current Fed liquidity infusion will accelerate the trend of rapid money supply growth, as well as reinforcing the liquid, well-capitalized banking system. An efficient and rapid inventory correction is already far along. In our opinion, negative sentiment and uncertainty will dominate the very short-term horizon, but in the current situation, two points are important to remember: one, crises and economic slumps don't last forever, and two, the underlying structure of the economy remains sound, with the outlook for healthy sustained growth intact. It is our view that purposefully directed macroeconomic policies, an efficiently functioning banking system and capital markets, along with efficient and flexible production processes and labor markets, are expected to restore economic growth.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

OUR COMMITMENT TO YOUR SHORT-TERM INVESTMENT NEEDS

We stand committed to providing competitive products and services for your short-term investment and cash management needs. We appreciate your business and thank you for choosing Nations Reserves money market funds to assist you with your short-term investment needs.

Sincerely,


/s/ A. Max Walker                                                 /s/ Robert H. Gordon
  A. Max Walker                                                   Robert H. Gordon
  President and Chairman of the                                   President, Banc of America Advisors, LLC
  Board,
  Nations Reserves

September 30, 2001

Sources for economic and statistical data: Banc of America Capital Management, LLC.

P.S. Since September 30, 2001, the Federal Reserve Board has twice reduced the
     Federal Funds rate, which now stands at 2.00%. This is the lowest the rate has been in 40 years.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Cash Reserves                                         2
                                       Nations Money Market Reserves                                10
                                       Nations Treasury Reserves                                    14
                                       Nations Government Reserves                                  16
                                       Nations Municipal Reserves                                   18
                                       Nations California Tax-Exempt Reserves                       31
                                     Statements of operations                                       38
                                     Statements of changes in net assets                            40
                                     Statement of cash flows                                        44
                                     Schedules of capital stock activity                            45
                                     Financial highlights                                           52
                                     Notes to financial statements                                  64

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc. is a well-respected
                                INTERMEDIARY AND                       research firm that measures
                                SHAREHOLDER SERVICE                    customer service levels and
                                                                       establishes benchmarks in the
                                IN RECOGNITION OF ITS COMMITMENT TO    financial services industry.
                                PROVIDE INVESTMENT PROFESSIONALS
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 3.3%
             ASSET-BACKED -- AUTO LOANS -- 0.7%
$   20,310   Americredit Automobile Receivables
               Trust, Series 2001-1, Class A1,
               4.808% 05/06/02.................  $    20,310
    47,048   Daimler Chrysler Auto Trust,
               Series 2001-B, Class A1,
               3.980%+ 10/06/01++..............       47,048
   162,516   Ford Credit Auto Owner Trust,
               Series 2001-D, Class A1,
               3.461%+ 10/17/01++..............      162,516
    38,151   Honda Auto Receivables Owner
               Trust, Series 2001-2, Class A1,
               3.730%+ 10/20/01++..............       38,151
    84,709   MMCA Automobile Trust, Series
               2001-2, Class A1,
               3.898% 07/15/02.................       84,709
    46,114   Nissan Auto Receivables Owner
               Trust, Series 2001-B, Class A1,
               4.743% 05/15/02.................       46,114
    44,445   Nissan Auto Receivables Owner
               Trust, Series 2001-C, Class A1,
               3.445%+ 10/17/01++..............       44,445
                                                 -----------
                                                     443,293
                                                 -----------
             ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 2.5%
             Citibank Credit Card Issue Trust,
               Series 2001, Class A3,
   100,000   3.511% 10/10/01...................       99,913
   100,000   3.008% 10/18/01#..................       99,858
             Citibank Credit Card Master Trust
               I,
   200,000   3.460% 10/11/01...................      199,808
   200,000   2.525% 10/24/01...................      199,678
             Discover Card Master Trust I,
               Series 2000-A,
    75,000   3.054% 10/04/01...................       74,981
   300,000   2.506% 10/24/01#..................      299,521
   100,000   2.556% 10/24/01#..................       99,837
   275,550   2.506% 10/25/01...................      275,091
             MBNA Credit Card Master Trust II,
   150,000   3.520% 10/25/01...................      149,650
   100,000   3.501% 11/01/01...................       99,700
                                                 -----------
                                                   1,598,037
                                                 -----------
             ASSET-BACKED -- OTHER -- 0.1%
    42,643   CIT Equipment Collateral, Series
               2001-A, Class A1,
               3.480%+ 10/20/01++..............       42,643
                                                 -----------
             TOTAL ASSET-BACKED SECURITIES
             (Cost $2,083,973).................    2,083,973
                                                 -----------
             BANK OBLIGATIONS -- 25.1%
             BANK NOTES -- 2.1%
             Bank One, N.A., Illinois
   100,000   3.805%+ 10/29/01++................      100,111
   150,000   6.660% 11/02/01...................      149,995
   200,000   6.680% 11/02/01...................      199,995
   150,000   Branch Banking & Trust
               3.510%+ 11/19/01++..............      150,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             BANK NOTES -- (CONTINUED)
             Comerica Bank, N.A.
$  200,000   3.561%+ 10/03/01++................  $   200,000
   200,000   3.471%+ 10/14/01++................      199,998
   100,000   First Union National Bank
               2.694%+ 10/23/01++..............      100,015
             National City Bank
    45,000   3.611%+ 10/01/01++................       45,006
   150,000   2.755%+ 10/21/01++................      149,996
                                                 -----------
                                                   1,295,116
                                                 -----------
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- 3.0%
             Allfirst Bank
   100,000   2.641%+ 10/25/01++................      100,000
   200,000   2.654%+ 10/28/01++................      200,000
    40,000   3.503%+ 11/28/01++................       40,000
   200,000   Allfirst Bank (New York)
               3.478% 10/16/01.................      200,000
             Comerica Bank, N.A.
   125,000   3.125%+ 10/01/01++................      124,996
   250,000   3.028%+ 10/20/01++................      249,993
   100,000   First Union National Bank
             3.579%+ 10/05/01++................       99,997
   300,000   National City Bank
               3.561%+ 10/04/01++..............      300,000
   400,000   National Westminister Bank USA
               4.130% 06/05/02.................      399,974
   150,000   SouthTrust Bank, N.A.
               4.070% 05/14/02.................      150,000
                                                 -----------
                                                   1,864,960
                                                 -----------
             CERTIFICATES OF DEPOSIT -- EURO -- 2.0%
             Bank of Scotland
   200,000   2.950% 10/22/01...................      200,003
   170,000   3.430% 12/07/01...................      170,206
   100,000   3.430% 02/22/02(++)...............       99,995
   150,000   Deutsche Bank AG
               2.590% 10/25/01.................      150,004
   100,000   Halifax plc
               3.450% 02/21/02(++).............      100,003
             Societe Generale
   300,000   3.410% 10/17/01...................      300,109
   229,000   3.270% 12/12/01...................      229,226
                                                 -----------
                                                   1,249,546
                                                 -----------
             CERTIFICATES OF DEPOSIT -- YANKEE -- 16.0%
   100,000   ABN AMRO Bank (New York)
               5.040% 02/04/02.................       99,997
             Bank of Nova Scotia, (New York)
    75,000   4.390% 05/02/02...................       74,996
   100,000   6.620% 11/02/01...................       99,998
             Bank of Scotland, (New York)
   100,000   4.130% 05/31/02...................      100,006
   100,000   4.100% 08/02/02...................      100,000
             Bayerische Hypotheken und
               Vereinsbank AG, (New York)
   200,000   4.260% 05/08/02...................      200,000
   200,000   4.090% 07/08/02...................      200,000
   170,000   3.630% 08/20/02...................      169,978
   100,000   3.340% 09/12/02...................      100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 2

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CERTIFICATES OF
               DEPOSIT -- YANKEE -- (CONTINUED)
             Bayerische Landesbank, (New York)
$  185,000   2.554%+ 10/01/01++................  $   184,898
   225,000   3.030%+ 10/01/01++................      224,983
   200,000   3.030%+ 10/01/01++................      200,000
   250,000   4.230% 05/22/02...................      249,984
   250,000   3.595% 09/24/02...................      249,976
             Canadian Imperial Bank of
               Commerce, (New York)
    50,000   2.510% 10/24/01...................       50,000
   200,000   6.620% 11/02/01...................      199,995
   200,000   4.260% 05/08/02...................      200,000
   300,000   4.220% 05/22/02...................      299,972
   200,000   4.090% 07/08/02...................      200,000
   250,000   4.080% 07/10/02...................      249,981
             Commerzbank AG (New York)
   400,000   4.140% 05/21/02...................      400,000
   100,000   2.531%+ 10/28/01++................       99,980
   100,000   5.000% 02/05/02...................       99,997
   250,000   4.110% 08/02/02...................      249,980
             Credit Agricole, (New York)
   200,000   2.640% 12/21/01...................      200,018
   150,000   5.080% 02/06/02...................      149,995
   300,000   4.240% 05/15/02...................      299,982
             Credit Communal de Belgique, (New
               York)
   200,000   4.260% 05/22/02...................      199,988
   300,000   4.250% 05/23/02...................      299,981
   100,000   Credit Suisse First Boston, (New
               York)
               2.510% 10/24/01.................      100,001
             Deutsche Bank AG, (New York)
   200,000   6.720% 10/10/01...................      199,999
   250,000   6.620% 11/02/01...................      249,994
   200,000   2.610% 09/23/02...................      200,019
    75,000   Dresdner Bank AG, (New York)
               5.220% 02/19/02.................       75,000
   200,000   Kredietbank NV, (New York)
               2.600% 10/22/01.................      200,000
             National Bank of Canada, (New
               York)
   200,000   4.090% 05/20/02...................      200,012
   200,000   4.240% 05/22/02...................      200,012
             Rabobank Nederland NV, (New York)
    50,000   6.610% 11/02/01...................       49,999
    50,000   5.000% 02/05/02...................       49,998
             Royal Bank of Canada, (New York)
   250,000   6.210% 12/11/01...................      249,981
    50,000   2.900% 09/19/02...................       50,057
    50,000   2.800% 09/20/02...................       50,010
             Societe Generale, (New York)
   300,000   4.250% 05/23/02...................      299,981
   100,000   3.600% 08/12/02...................      100,000
             Toronto Dominion Bank, (New York)
   200,000   2.510% 10/24/01...................      200,001
   100,000   6.240% 12/11/01...................       99,994
    80,000   4.240% 05/22/02...................       79,995
             United Bank of Switzerland AG,
               (Stamford Connecticut)
   450,000   2.820% 10/19/01...................      450,001
   150,000   4.100% 05/20/02...................      150,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CERTIFICATES OF
               DEPOSIT -- YANKEE -- (CONTINUED)
$  250,000   4.135% 05/31/02...................  $   249,976
   150,000   3.780% 06/28/02...................      150,234
   200,000   3.628% 09/25/02...................      199,966
   125,000   3.638% 09/27/02...................      124,979
             Westdeutsche Landesbank, (New
               York)
   100,000   5.250% 02/15/02...................      100,000
    75,000   4.200% 05/17/02...................       75,000
   270,000   4.080% 07/10/02...................      270,193
   150,000   3.600% 08/14/02...................      150,000
                                                 -----------
                                                  10,030,087
                                                 -----------
             TIME DEPOSITS -- EURO -- 2.0%
   560,000   Chase Manhattan Bank USA, N.A.
               2.500% 10/01/01.................      560,000
   150,000   National City Bank of Kentucky
               3.465% 02/15/02(++).............      150,029
   492,000   Societe Generale
               3.438% 10/01/01.................      492,000
    29,240   SunTrust Bank
               2.000% 10/01/01.................       29,240
                                                 -----------
                                                   1,231,269
                                                 -----------
             TOTAL BANK OBLIGATIONS
               (Cost $15,670,978)..............   15,670,978
                                                 -----------
             CORPORATE OBLIGATIONS -- 56.1%
             COMMERCIAL PAPER -- 37.6%
             Amstel Funding Corporation
   157,523   Discount note 10/12/01#...........      157,343
   150,000   Discount note 10/18/01#...........      149,752
   100,000   Discount note 10/19/01#...........       99,850
    90,147   Discount note 10/23/01#...........       89,950
   300,000   Discount note 11/09/01#...........      298,716
   100,000   Discount note 11/14/01#...........       99,573
   280,339   Discount note 03/04/02#...........      276,244
   167,991   Discount note 03/08/02#...........      165,963
             Aspen Funding Corporation
   100,000   Discount note 10/02/01#...........       99,993
   100,000   Discount note 10/05/01#...........       99,961
    50,000   Bank of Scotland Treasury Services
               plc
             Discount note 02/22/02............       49,330
             Bavaria TRR Corporation
   280,000   Discount note 10/09/01#...........      279,785
   150,000   Discount note 10/22/01#...........      149,776
   100,000   Discount note 10/24/01#...........       99,837
    50,470   Discount note 11/01/01#...........       50,314
             Beta Finance Inc.
    50,000   Discount note 10/26/01#...........       49,876
    36,000   Discount note 11/21/01#...........       35,827
   117,000   Discount note 02/25/02#...........      115,383
    39,500   CC (USA) Inc.
             Discount note 11/16/01#...........       39,328
             Computer Sciences Corporation
    70,000   2.866%+ 10/27/01++#...............       70,000
    50,000   2.866%+ 10/27/01++#...............       50,000
             Corporate Asset Funding
               Corporation
   210,000   Discount note 11/06/01#...........      209,450
   100,000   Discount note 11/07/01#...........       99,649
   200,000   Discount note 11/15/01#...........      199,153

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             Corporate Receivables Corporation
$  100,000   Discount note 10/12/01#...........  $    99,891
   100,000   Discount note 11/15/01#...........       99,575
   100,000   Discount note 11/20/01#...........       99,528
   100,000   Discount note 11/21/01#...........       99,518
   100,000   Discount note 11/29/01#...........       99,569
   100,000   Discount note 12/13/01#...........       99,467
   190,000   Discount note 12/20/01#...........      188,944
    49,114   Delaware Funding Corporation
             Discount note 10/22/01#...........       49,043
   211,195   Dexia Delaware LLC
             Discount note 12/10/01#...........      210,119
             Edison Asset Securitization LLC
   300,000   Discount note 10/09/01#...........      299,837
   150,000   Discount note 10/29/01#...........      149,679
   370,000   Discount note 11/26/01#...........      368,543
    60,000   Falcon Asset Securitization
               Corporation
             Discount note 10/16/01#...........       59,914
             Four Winds Funding LLC
   200,000   Discount note 10/11/01#...........      199,808
   250,000   3.498%+ 10/15/01++#...............      250,000
             Galaxy Funding Inc.
   200,000   Discount note 10/22/01#...........      199,703
   375,000   Discount note 10/24/01#...........      374,280
    50,000   Discount note 11/08/01#...........       49,868
   140,000   Discount note 11/08/01#...........      139,490
   135,000   Discount note 12/13/01#...........      134,067
             General Electric Capital
               Corporation
   300,000   Discount note 11/15/01............      298,733
   250,000   Discount note 11/19/01............      248,795
   100,000   Discount note 11/27/01............       99,465
   150,000   Discount note 12/17/01............      149,076
   150,000   Discount note 12/19/01............      148,874
   100,000   Discount note 12/26/01............       99,114
   200,000   Discount note 04/12/02............      196,086
             General Electric Capital
               International Funding
   150,000   Discount note 10/15/01#...........      149,796
   150,000   Discount note 11/09/01#...........      149,443
   250,000   Discount note 12/26/01#...........      248,507
   200,000   Discount note 12/27/01#...........      198,792
   300,000   Discount note 03/26/02#...........      296,392
             General Electric Capital Services
   150,000   Discount note 11/26/01............      149,204
   100,000   Discount note 11/27/01............       99,459
    50,000   Discount note 11/28/01............       49,725
   100,000   Discount note 12/14/01............       99,262
             GIRO Balanced Funding Corporation
    50,794   Discount note 10/09/01#...........       50,754
    82,012   Discount note 10/11/01#...........       81,933
   124,982   Discount note 10/12/01#...........      124,848
   260,892   Discount note 10/19/01............      260,438
   300,000   Discount note 10/22/01#...........      299,500
   133,752   Discount note 11/27/01#...........      133,201
             GIRO Funding US Corporation
    61,335   .000% 10/11/01#...................       61,276
   150,000   .000% 10/19/01#...................      149,813
   250,000   Goldman Sachs Group Inc.
               .000% 11/30/01..................      248,896

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             Greyhawk Funding LLC
$  115,000   Discount note 10/18/01#...........  $   114,807
   132,000   Discount note 10/19/01#...........      131,764
   150,000   Discount note 10/25/01#...........      149,644
    69,905   Discount note 11/14/01#...........       69,613
             Jupiter Securitization Corporation
   220,027   Discount note 10/10/01#...........      219,837
   369,422   Discount note 10/11/01#...........      369,064
   142,595   Discount note 10/18/01#...........      142,423
   200,000   Discount note 10/19/01#...........      199,750
   100,000   Discount note 10/29/01#...........       99,724
             Lone Star Funding LLC
   191,183   Discount note 10/09/01#...........      191,033
   181,295   Discount note 10/15/01#...........      181,047
   115,000   Discount note 10/18/01#...........      114,834
    81,702   Discount note 10/23/01#...........       81,522
   300,000   Merrill Lynch and Company
               .000% 10/12/01..................      299,684
             MOAT Funding LLC
   100,000   Discount note 10/15/01#...........       99,866
   150,000   Discount note 11/28/01#...........      149,140
   100,000   Discount note 11/29/01#...........       99,443
   200,000   Discount note 12/05/01#...........      198,628
   150,000   Discount note 12/06/01#...........      148,980
   100,000   Discount note 12/12/01#...........       99,266
   100,000   Discount note 12/14/01#...........       99,486
             Morgan Stanley Dean Witter and
               Company
   450,000   3.538%+ 10/02/01++................      449,999
   650,000   Discount note 10/04/01............      649,867
             Moriarty LLC
   100,000   Discount note 10/15/01#...........       99,903
    50,000   Discount note 10/17/01#...........       49,944
   100,000   Discount note 10/18/01#...........       99,882
   200,000   Discount note 10/25/01#...........      199,523
    50,000   Discount note 11/05/01#...........       49,809
   100,000   Discount note 11/08/01#...........       99,586
   105,000   Discount note 11/30/01#...........      104,335
    50,000   Discount note 12/03/01#...........       49,668
    50,000   Discount note 12/07/01#...........       49,683
   100,000   Discount note 12/10/01#...........       99,489
   162,800   Discount note 12/18/01#...........      161,831
   250,000   Discount note 12/20/01#...........      248,600
             Ness LLC
    78,265   Discount note 10/10/01#...........       78,197
   180,000   Discount note 10/22/01#...........      179,622
             Newport Funding Corporation
   100,000   Discount note 10/02/01#...........       99,993
   100,000   Discount note 10/05/01#...........       99,961
   200,000   Discount note 11/26/01#...........      198,948
             North Coast Funding LLC
   200,000   Discount note 10/01/01#...........      200,000
   100,000   Discount note 10/03/01#...........       99,980
   100,000   Discount note 10/15/01#...........       99,866
   200,000   Discount note 10/18/01#...........      199,700
    99,403   Discount note 10/23/01#...........       99,242
   100,000   Discount note 10/25/01#...........       99,830
    50,000   Northern Rock plc
             Discount note 10/29/01............       49,861

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             Paradigm Funding LLC
$  143,000   Discount note 10/11/01#...........  $   142,863
    52,000   Discount note 10/12/01#...........       51,944
   200,000   Discount note 10/15/01#...........      199,728
             Park Avenue Receivables
    75,325   Discount note 10/10/01#...........       75,260
    64,004   Discount note 10/12/01#...........       63,937
   186,696   Discount note 10/18/01#...........      186,476
   100,000   Discount note 10/23/01#...........       99,847
   100,000   Discount note 10/25/01#...........       99,833
             Pennine Funding LLC
   130,000   Discount note 10/09/01#...........      129,898
   151,000   Discount note 10/10/01#...........      150,870
   190,000   Discount note 10/23/01#...........      189,710
   200,000   Discount note 10/24/01#...........      199,677
   111,000   Discount note 10/30/01#...........      110,682
   100,000   Discount note 11/27/01#...........       99,462
    87,350   Discount note 12/04/01#...........       86,942
   150,000   Discount note 12/18/01#...........      149,100
   100,000   Public Square Funding, Series I
             Discount note 12/12/01#...........       99,260
    55,000   Quebec Province
             Discount note 12/03/01............       54,641
             Siefunds Corporation
    32,285   Discount note 10/09/01#...........       32,260
   100,000   Discount note 10/12/01#...........       99,921
   325,746   Discount note 10/18/01#...........      325,345
    50,000   Sigma Finance, Inc.
             Discount note 02/15/02#...........       49,262
             Surrey Funding Corporation
   130,000   Discount note 10/05/01#...........      129,949
   200,000   Discount note 10/09/01#...........      199,844
   150,000   Discount note 10/22/01#...........      149,777
    66,724   Thames Asset Global Securitization
             Discount note 10/22/01#...........       66,585
             Trident Capital Finance
   356,200   Discount note 10/02/01#...........      356,166
   250,000   Discount note 10/18/01#...........      249,661
             Tulip Funding Corporation
    86,676   Discount note 10/19/01#...........       86,521
   100,000   Discount note 11/28/01#...........       99,452
             UBS Finance (Delaware) Inc.
   200,000   Discount note 10/22/01#...........      199,710
    35,750   Discount note 12/18/01#...........       35,547
             Variable Funding Capital
               Corporation
   250,000   3.560%+ 10/09/01++#...............      250,000
   150,000   Discount note 10/25/01#...........      149,644
    60,000   Discount note 11/07/01#...........       59,789
   400,000   Verizon Global Funding
             3.186%+ 12/15/01++................      399,999
             Victory Receivables Corporation
    22,032   Discount note 10/10/01#...........       22,018
    53,079   Discount note 10/11/01#...........       53,026
    61,541   Discount note 10/22/01#...........       61,451
   100,000   Discount note 10/25/01#...........       99,759
    60,448   Discount note 02/14/02#...........       59,628
    73,514   Discount note 02/22/02#...........       72,514

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             WCP Funding Inc.
$  100,000   Discount note 10/10/01#...........  $    99,910
    75,000   Discount note 11/09/01#...........       74,715
   100,000   Discount note 11/16/01#...........       99,567
    50,000   World Omni Vehicle Leasing, Inc.
               Discount note 10/15/01#.........       49,932
                                                 -----------
                                                  23,396,234
                                                 -----------
             CORPORATE BONDS AND NOTES -- 18.5%
    25,000   American General Finance
             6.950% 05/15/02...................       25,408
             American Honda Finance Corporation
   100,000   3.567%+ 10/10/01++##..............      100,000
   100,000   3.790%+ 10/12/01++##..............      100,000
    75,000   3.521%+ 10/13/01++##..............       75,000
   100,000   3.760%+ 10/15/01++##..............      100,000
   150,000   3.496%+ 10/18/01++##..............      150,000
    50,000   3.374%+ 10/19/01++##..............       50,000
    50,000   3.048%+ 10/20/01++##..............       50,000
    35,000   3.760%+ 10/22/01++##..............       35,000
   100,000   2.664%+ 10/28/01++##..............      100,000
   100,000   3.560%+ 11/19/01++................      100,000
   125,000   AT&T Capital Corporation
             3.980%+ 10/23/01++................      125,088
   100,000   Bank One Corporation, MTN
             3.310%+ 12/16/01++................      100,046
             Bear, Stearns and Company, Inc.
   200,000   3.610%+ 10/29/01++................      200,000
   176,000   4.054%+ 11/01/01++................      176,549
   250,000   3.545%+ 11/30/01++................      250,000
    25,000   4.050% 07/17/02...................       25,000
   200,000   Beta Finance, Inc.
             4.145% 07/15/02##.................      200,000
    50,000   Caterpillar Financial Service
               Corporation
             3.513%+ 12/04/01++................       50,000
             CC (USA) Inc.
   100,000   4.145% 07/15/02##.................      100,000
   100,000   4.165% 07/15/02##.................      100,000
   100,000   4.170% 07/15/02##.................      100,000
   125,000   3.600% 08/23/02#..................      125,000
             Chase Manhattan Corporation
    50,000   2.673%+ 12/22/01++................       50,042
    40,000   3.680% 09/11/02...................       40,060
             CIT Group Inc.
   110,000   2.834%+ 10/31/01++................      110,017
    50,000   3.650%+ 11/30/01++................       50,024
   300,000   Countrywide Home Loans Inc.
             3.710%+ 11/16/01++................      300,000
             Credit Suisse First Boston, Inc.
   350,000   3.624%+ 11/09/01++##..............      350,000
   150,000   3.521%+ 11/20/01++................      150,000
    50,000   Dresdner Bank AG
             3.540%+ 12/03/01..................       50,007
             Ford Motor Credit Company
   116,875   4.030%+ 10/16/01++................      116,942
   143,000   3.879%+ 11/01/01++................      143,009
   400,000   3.220%+ 12/15/01++................      400,000
    75,000   3.230% 12/19/01...................       75,012

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$   15,000   General Electric Capital
               Corporation
             6.700% 10/01/02...................  $    15,573
             General Motors Acceptance
               Corporation
   225,000   3.731%+ 10/12/01++................      225,000
    47,900   3.805%+ 10/29/01++................       47,905
   285,236   3.830%+ 10/29/01++................      285,018
     9,000   3.769%+ 11/01/01++................        8,998
   100,000   3.828%+ 11/23/01++................      100,105
     7,000   3.888% 11/26/01...................        7,002
    60,000   3.360%+ 12/08/01++................       59,986
    25,000   3.620% 12/10/01...................       25,007
    41,000   3.330%+ 12/15/01++................       41,008
    15,570   3.525% 12/17/01...................       15,578
   400,000   3.150%+ 12/19/01..................      400,001
   125,000   2.966% 12/28/01...................      125,072
             Goldman Sachs Group, Inc.
   100,000   4.070% 12/10/01(++)...............      100,000
    50,000   3.281%+ 12/14/01++(++)............       50,046
   200,000   4.130% 02/04/02(++)...............      200,000
   200,000   4.050% 02/28/02(++)...............      200,000
   300,000   3.610% 05/29/02(++)...............      300,000
             Household Finance Corporation
    85,000   4.036%+ 10/03/01++................       85,068
   150,000   3.518%+ 10/16/01++................      150,000
    30,000   3.518%+ 10/16/01++................       30,004
    65,000   2.750%+ 12/27/01++................       65,068
             K2 (USA) LLC
   150,000   3.557%+ 10/10/01++#...............      150,000
   100,000   3.488%+ 10/15/01++##..............      100,000
             KeyCorp
   150,000   3.709%+ 10/24/01..................      150,000
    50,000   3.705% 10/30/01...................       50,000
   150,000   3.538% 11/21/01...................      149,996
   100,000   3.150%+ 12/15/01++................       99,992
             Lehman Brothers Holdings Inc.
    88,800   4.140%+ 10/09/01++................       89,003
   250,000   3.531%+ 10/12/01++................      250,000
   124,150   4.570%+ 10/12/01++................      124,922
   100,000   4.300% 10/19/01...................      100,028
             Links Finance LLC
   100,000   3.100%+ 10/01/01++##..............      100,000
   100,000   3.581%+ 10/04/01++#...............       99,994
   100,000   3.488%+ 10/15/01++#...............      100,000
   100,000   3.488%+ 10/17/01++................      100,012
    50,000   2.651%+ 10/25/01++##..............       50,000
   100,000   4.270% 05/20/02...................      100,000
    50,000   3.790% 08/15/02...................       50,017
   125,000   Merck and Company, Inc.
               5.100% 02/22/02.................      125,000
             Merrill Lynch and Company
   100,000   3.651%+ 10/01/01++................      100,052
   290,000   3.561%+ 10/04/01++................      290,000
   150,000   3.561%+ 10/04/01++................      150,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$  100,000   3.364%+ 10/19/01++................  $   100,000
   100,000   Minnesota Mining and Manufacturing
               Company
             6.325% 12/12/01##.................      100,000
   300,000   Morgan Stanley Dean Witter and
               Company
             3.548%+ 10/15/01++................      300,000
             National Rural Utilities
               Cooperative Finance Corporation
    75,000   3.594%+ 11/09/01++................       75,000
   250,000   5.100% 02/05/02...................      250,000
   150,000   Nationwide Building Society
             3.501%+ 10/12/01++##..............      150,000
   200,000   Northern Rock plc
             3.501%+ 10/12/01++##..............      200,000
   350,000   SBC Communications Inc.
             3.491%+ 10/14/01++##..............      349,992
             Sigma Finance, Inc.
   100,000   3.155%+ 10/01/01++##..............      100,000
   100,000   3.650% 09/10/02...................      100,000
    96,903   SMM Trust, Series 1999-J
             3.760% 10/22/01##.................       96,903
             Toyota Motor Credit Corporation
   100,000   2.755%+ 12/27/01++................      100,000
    40,000   3.075%+ 12/27/01++................       40,000
   132,000   Unilever plc
             2.996%+ 12/20/01++................      132,035
    25,000   Verizon Global Funding Corporation
             2.873%+ 12/21/01++................       25,021
   100,740   Wells Fargo Company
               6.500% 09/03/02.................      103,319
                                                 -----------
                                                  11,559,929
                                                 -----------
             TOTAL CORPORATE OBLIGATIONS
               (Cost $34,956,163)..............   34,956,163
                                                 -----------
             FOREIGN BONDS AND NOTES -- 1.2%
   544,000   International Bank for
               Reconstruction and Development,
             Discount note 10/19/01............      543,281
   200,000   International Bank for
               Reconstruction and Development,
             Discount note 10/22/01............      199,708
                                                 -----------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $742,989).................      742,989
                                                 -----------
             FUNDING AGREEMENTS -- 0.8%
             First Allmerica Financial Life
               Insurance Company
    50,000   3.450%+ 10/01/01++(++)............       50,000
    50,000   3.660%+ 11/15/01++(++)............       50,000
    50,000   2.723%+ 12/22/01++(++)............       50,000
    50,000   Jackson National Life Insurance
               Company
             3.250%+ 12/14/01++(++)............       50,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             FUNDING AGREEMENTS -- (CONTINUED)
$   60,000   Security Life of Denver Insurance
               Company
             3.800%+ 10/01/01++(++)............  $    60,000
             Transamerica Occidental Life
               Insurance Company
   125,000   3.370%+ 10/01/01++(++)............      125,000
   117,000   3.820%+ 10/01/01++(++)............      117,000
    20,000   3.810%+ 11/01/01++(++)............       20,000
                                                 -----------
             TOTAL FUNDING AGREEMENTS
               (Cost $522,000).................      522,000
                                                 -----------
             MUNICIPAL BONDS AND NOTES -- 0.3%
             ILLINOIS -- 0.0%(+)
    28,800   Illinois Student Assistance
               Commission Revenue, Series
               1990B, (GTD STD LNS, First
               National Bank of Chicago LOC),
               3.070%+ 05/01/10................       28,800
                                                 -----------
             MISSOURI -- 0.0%(+)
    13,400   Missouri State Economic
               Development Export Revenue,
               (Biocraft Labs, Inc. Project)
               Series 1989, (PNC Bank LOC),
               3.200%+ 09/01/04................       13,400
                                                 -----------
             VIRGINIA -- 0.3%
   140,000   Virginia State Housing Development
               Authority Commonwealth Revenue,
               Series 1996E,
               3.000%+ 01/01/46................      140,000
                                                 -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $182,200).................      182,200
                                                 -----------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 7.4%
             FEDERAL FARM CREDIT BANK (FFCB) -- 0.2%
   155,000   3.750% 08/01/02...................      154,979
                                                 -----------
             FEDERAL HOME LOAN BANK (FHLB) -- 2.6%
   300,000   2.970%+ 10/01/01++................      299,781
   150,000   3.365%+ 10/13/01++................      149,871
       308   Discount note 10/17/01............          308
   250,000   2.933%+ 10/20/01++................      249,915
   500,000   2.645%+ 10/21/01++................      499,636
   150,000   2.474%+ 10/24/01++................      149,890
   200,075   Discount note 11/21/01............      199,359
    92,315   6.750% 05/01/02...................       94,021
    10,000   6.000% 08/15/02...................       10,229
                                                 -----------
                                                   1,653,010
                                                 -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
               CERTIFICATES -- 2.6%
   525,179   Discount note 10/09/01............      524,855
   104,810   Discount note 10/12/01............      104,724
   446,551   Discount note 10/16/01............      446,045
   250,000   Discount note 10/26/01............      249,524
   225,000   Discount note 11/09/01............      224,337

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
               CERTIFICATES -- (CONTINUED)
$      917   Discount note 12/20/01............  $       912
    33,700   3.900% 05/23/02...................       32,844
    10,000   6.625% 08/15/02...................       10,283
                                                 -----------
                                                   1,593,524
                                                 -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
               CERTIFICATES -- 1.4%
   150,000   Discount note 11/06/01............      149,510
   144,210   Discount note 11/08/01............      143,691
   208,416   Discount note 11/21/01............      207,420
   131,660   Discount note 02/21/02............      129,905
   125,000   Discount note 02/28/02............      123,245
   110,000   6.750% 08/15/02...................      112,811
                                                 -----------
                                                     866,582
                                                 -----------
             STUDENT LOAN MARKETING ASSOCIATION
               (SLMA) -- 0.6%
   350,000   2.980%+ 10/01/01++................      349,838
                                                 -----------
             TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS
               (Cost $4,617,933)...............    4,617,933
                                                 -----------
             REPURCHASE AGREEMENTS -- 5.9%
   100,000   Agreement with Credit Suisse First
               Boston Corporation, 3.450% dated
               09/28/01 to be repurchased at
               $100,029 on 10/01/01
               collateralized by: $51,041
               Stellar Funding Group Commercial
               Paper due 12/19/01 - 03/20/02;
               $50,963 Walt Disney Company
               Commercial Paper due 03/08/02...      100,000
   390,000   Agreement with Dresdner Kleinwort
               Benson North America LLC, 2.800%
               dated 09/28/01 to be repurchased
               at $390,091 on 10/01/01
               collateralized by: $338,536 U.S.
               Treasury Notes, 4.250% - 6.625%
               due 06/30/03 - 08/15/10; $59,265
               U.S. Treasury Strips, Interest
               Only, due 05/15/10..............      390,000
   495,000   Agreement with Goldman Sachs and
               Company, 3.000% dated 09/28/01
               to be repurchased at $495,124 on
               10/01/01 collateralized by:
               $238,242 U.S. Treasury Bills due
               10/04/01; $256,758 FHLMC due
               01/31/02........................      495,000
 1,500,000   Agreement with Goldman Sachs and
               Company, 3.500% dated 09/28/01
               to be repurchased at $1,500,438
               on 10/01/01 collateralized by:
               $1,500,000 Various Commercial
               Paper, due
               10/04/01 - 04/02/02.............    1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  850,000   Agreement with J.P. Morgan
               Securities Inc., 3.470% dated
               09/28/01 to be repurchased at
               $850,246 on 10/01/01
               collateralized by: $187,846
               Concord Minutemen Capital
               Company, LLC Commercial Paper
               due 03/19/02; $180,275 Discover
               Card Master Trust Commercial
               Paper, 2.770% due 11/08/01;
               $142,790 Ness, LLC Commercial
               Paper due 10/29/01; $117,396
               GIRO Balanced Funding Commercial
               Paper, 3.550% - 3.700% due
               10/15/01 - 10/22/01; $84,633
               Fortis Funding LLC Commercial
               Paper, 3.539% - 3.570% due
               10/22/01 - 12/27/01; $87,729
               Delaware Funding Corporation
               Commercial Paper,
               2.600% - 2.800% due
               10/29/01 - 11/30/01; $18,429
               Conduit Asset Backed Securities,
               LLC Commercial Paper, 2.650% due
               12/17/01; $18,061 Moriarty Ltd.
               Commercial Paper due 03/04/02;
               $28,239 Formosa Plastic
               Corporation USA Commercial
               Paper, 2.550% - 2.600% due
               10/19/01 - 10/25/01; $1,603
               Vistaone Metafolio, LLC
               Commercial Paper due 10/03/01...  $   850,000
   170,000   Agreement with Lehman Brothers
               Inc., 3.430% dated 09/28/01 to
               be repurchased at $170,486 on
               10/01/01 collateralized by:
               $100,000 Concord Minutemen
               Capital Company, LLC Commercial
               Paper due 03/19/02; $25,912 FPL
               Group Capital Inc. Commercial
               Paper due 10/05/01 - 11/05/01;
               $16,112 Waterfront Funding
               Corporation Commercial Paper due
               03/27/02; $12,624 Sony Capital
               Corporation Commercial Paper due
               01/25/02; $8,000 Hannover
               Funding Company, LLC Commercial
               Paper, 3.500% due 10/17/01;
               $8,000 Falcon Asset
               Securitization Corporation
               Commercial Paper due 11/05/01;
               $2,753 Regency Markets No. 1 LLC
               Commercial Paper due 10/05/01...      170,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  200,000   Agreement with UBS Warburg, 2.880%
               dated 09/28/01 to be repurchased
               at $200,048 on 10/01/01
               collateralized by: $124,617
               FHLB, 6.080% due 12/14/01;
               $15,607 FHLMC due 12/21/01;
               $63,776 FNMA due 07/12/02.......  $   200,000
                                                 -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $3,705,000)...............    3,705,000
                                                 -----------

             TOTAL INVESTMENTS
               (Cost $62,481,236*)...... 100.1%  $62,481,236
                                                 -----------
             OTHER ASSETS AND
               LIABILITIES (NET)........ (0.1)%
             Cash..............................  $   149,106
             Receivable for investment
               securities sold.................    5,532,551
             Receivable for Fund shares sold...    3,486,536
             Interest receivable...............      287,253
             Payable for Fund shares
               redeemed........................   (3,933,811)
             Investment advisory fee payable...       (7,440)
             Administration fee payable........       (2,332)
             Shareholder servicing and
               distribution fees payable.......      (14,082)
             Distributions payable.............     (152,272)
             Payable for investment securities
               purchased.......................   (5,419,627)
             Accrued Trustees' fees and
               expenses........................         (148)
             Accrued expenses and other
               liabilities.....................       (4,810)
                                                 -----------
             TOTAL OTHER ASSETS AND LIABILITIES
               (NET)...........................      (79,076)
                                                 -----------
             NET ASSETS................. 100.0%.. $62,402,160
                                                 ===========
             NET ASSETS CONSIST OF:
             Distributions in excess of net
               investment income...............  $       (21)
             Accumulated net realized gain on
               investments sold................        1,749
             Paid-in capital...................   62,400,432
                                                 -----------
             NET ASSETS........................  $62,402,160
                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)


                                                    VALUE
------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($25,383,856,290 / 25,383,214,416
               shares outstanding).............        $1.00
                                                       -----
                                                       -----
             TRUST CLASS SHARES:
             ($2,223,157,486 / 2,222,998,671
               shares outstanding).............        $1.00
                                                       -----
                                                       -----
             LIQUIDITY CLASS SHARES:
             ($1,596,352,241 / 1,596,223,793
               shares outstanding).............        $1.00
                                                       -----
                                                       -----
             ADVISER CLASS SHARES:
             ($6,944,806,059 / 6,945,036,469
               shares outstanding).............        $1.00
                                                       -----
                                                       -----
             INVESTOR CLASS SHARES:
             ($6,026,530,523 / 6,026,903,706
               shares outstanding).............        $1.00
                                                       -----
                                                       -----
             MARKET CLASS SHARES:
             ($3,563,090,771 / 3,562,832,165
               shares outstanding).............        $1.00
                                                       -----
                                                       -----
             DAILY CLASS SHARES:
             ($13,910,545,159 / 13,910,029,004
               shares outstanding).............        $1.00
                                                       -----
                                                       -----
             SERVICE CLASS SHARES:
             ($1,018,027,057 / 1,017,989,628
               shares outstanding).............        $1.00
                                                       -----
                                                       -----
             INVESTOR B SHARES:
             Net asset value and offering price
               per share (a)
               ($43,044,124 / 43,041,668 shares
               outstanding)....................        $1.00
                                                       -----
                                                       -----
             INVESTOR C SHARES:
             Net asset value and offering price
               per share (a)
               ($2,072,943 / 2,072,814 shares
               outstanding)....................        $1.00
                                                       -----
                                                       -----
             INSTITUTIONAL SHARES:
             ($1,690,677,114 / 1,690,588,869
               shares outstanding).............        $1.00
                                                       -----
                                                       -----

---------------

 * Aggregate cost for federal tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2001.

 ++ Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 (++) Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(+) Amount represents less than 0.1%.

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 7.1%
            ASSET-BACKED -- AUTO LOANS -- 3.8%
$ 17,738    BMW Vehicle Owner Trust, Series
              2001-A, Class A1,
              3.989%(+) 10/25/01(++)...........  $    17,738
  46,969    Chase Manhattan Auto Owner Trust,
              Series 2001-A, Class A1,
              3.660% 08/15/02..................       46,969
  23,524    Daimler Chrysler Auto Trust, Series
              2001-B, Class A1,
              3.980%(+) 10/06/01(++)...........       23,524
  50,000    Ford Credit Auto Owner Trust,
              Series 2001-C, Class A1,
              3.500%(+) 10/18/01(++)...........       50,000
 101,573    Ford Credit Auto Owner Trust,
              Series 2001-D, Class A1,
              3.461%(+) 10/17/01(++)...........      101,573
  21,276    Honda Auto Receivables Owner Trust,
              Series 2001-2, Class A1,
              3.730%(+) 10/20/01(++)...........       21,276
  30,134    Isuzu Auto Owner Trust, Series
              2001-1, Class A1,
              4.270% 05/20/02..................       30,134
  24,254    MMCA Automobile Owner Trust, Series
              2001-1, Class A1,
              4.636%(+) 10/15/01(++)...........       24,254
  44,445    Nissan Auto Receivables Owner
              Trust, Series 2001-C, Class A1,
              3.445%(+) 10/17/01(++)...........       44,445
  15,408    Onyx Acceptable Auto Trust, Series
              2001-B, Class A1,
              4.029%(+) 10/15/01(++)...........       15,408
   2,237    Onyx Acceptance Auto Trust, Series
              2001-A, Class A1,
              5.314%(+) 10/15/01(++)...........        2,237
  20,020    Wells Fargo Auto Trust, Series
              2001-A, Class A1,
              4.030%(+) 10/15/01(++)...........       20,020
  14,555    WFS Financial Owner Trust, Series
              2001-B, Class A1,
              4.025%(+) 12/20/01(++)...........       14,555
   1,070    World Omni Auto Receivables Trust,
              Series 2001-A, Class A1,
              5.330%(+) 10/20/01(++)...........        1,070
                                                 -----------
                                                     413,203
                                                 -----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 3.2%
 100,000    Citibank Credit Card Issue Trust,
              Series 2001, Class A3,
              3.008% 10/18/01#.................       99,858
 100,000    Citibank Credit Card Master Trust
              I,
              2.525% 10/24/01..................       99,839
 151,420    Discover Card Master Trust I,
              Series 2000-A,
              2.506% 10/24/01#.................      151,178
                                                 -----------
                                                     350,875
                                                 -----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ASSET-BACKED -- OTHER -- 0.1%
$ 13,646    CIT Equipment Collateral, Series
              2001-A, Class A1,
              3.480%(+) 10/20/01(++)...........  $    13,645
   2,337    Ikon Receivables LLC, Series
              2000-2, Class A1,
              6.661%(+) 10/15/01(++)...........        2,337
                                                 -----------
                                                      15,982
                                                 -----------
            TOTAL ASSET-BACKED SECURITIES
            (Cost $780,060)....................      780,060
                                                 -----------
            BANK OBLIGATIONS -- 23.9%
            BANK NOTES -- 1.6%
  50,000    Branch Banking & Trust
              3.510%(+) 11/19/01(++)...........       50,000
            First Union National Bank
  50,000    2.694%(+) 10/23/01(++).............       50,008
  50,000    3.520%(+) 12/10/01.................       50,000
  30,000    Key Bank, N.A.
              4.050%(+) 10/26/01...............       30,007
                                                 -----------
                                                     180,015
                                                 -----------
            CERTIFICATES OF DEPOSIT -- EURO -- 2.5%
  50,000    Barclays Bank plc
              2.595% 10/25/01..................       50,001
  50,000    Deutsche Bank AG
              2.590% 10/25/01..................       50,001
  75,000    Halifax plc
              3.450% 02/21/02(--)..............       75,002
 100,000    Societe Generale
              3.410% 10/17/01..................      100,037
                                                 -----------
                                                     275,041
                                                 -----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 18.0%
  50,000    ABN AMRO Bank (New York)
              5.040% 02/04/02..................       49,998
 300,000    Banque Paribas (New York)
              2.830% 11/20/01..................      300,008
            Bayerische Landesbank, (New York)
  25,000    3.030%(+) 10/01/01(++).............       24,998
  50,000    4.230% 05/22/02....................       49,997
 100,000    3.310% 09/12/02....................      100,000
            Commerzbank AG (New York)
  50,000    4.140% 05/21/02....................       50,000
 150,000    2.531%(+) 10/28/01(++).............      149,970
            Credit Agricole, (New York)
 200,000    2.980% 11/05/01....................      200,000
  50,000    2.640% 12/21/01....................       50,004
  25,000    5.080% 02/06/02....................       24,999
 100,000    3.640% 10/07/02....................       99,990
 100,000    Credit Suisse First Boston, (New
              York)
              2.510% 10/24/01..................      100,001
 150,000    Deutsche Bank AG, (New York)
              2.500% 10/04/01..................      150,000
  75,000    Dresdner Bank AG, (New York)
              5.220% 02/19/02..................       75,000
            Rabobank Nederland NV, (New York)
  50,000    6.610% 11/02/01....................       49,999
  50,000    5.000% 02/05/02....................       49,998
 200,000    Toronto Dominion Bank, (New York)
              2.510% 10/24/01..................      200,001

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
            United Bank of Switzerland AG,
              (Stamford Connecticut)
$ 30,000    4.530% 10/15/01....................  $    30,018
 125,000    4.135% 05/31/02....................      124,988
  50,000    3.780% 06/28/02....................       50,078
  18,580    4.010% 06/28/02....................       18,640
  25,000    Westdeutsche Landesbank, (New York)
              3.600% 08/14/02..................       25,000
                                                 -----------
                                                   1,973,687
                                                 -----------
            TIME DEPOSITS -- EURO -- 1.8%
  50,000    National City Bank of Kentucky
              3.465% 02/15/02(--)..............       50,010
 147,309    SunTrust Bank
              2.000% 10/01/01..................      147,309
                                                 -----------
                                                     197,319
                                                 -----------
            TOTAL BANK OBLIGATIONS
            (Cost $2,626,062)..................    2,626,062
                                                 -----------
            CORPORATE OBLIGATIONS -- 50.1%
            COMMERCIAL PAPER -- 32.3%
            Amstel Funding Corporation
 100,000    Discount note 10/12/01#............       99,886
  50,000    Discount note 10/18/01#............       49,917
  43,818    Discount note 11/14/01#............       43,631
 100,000    Aspen Funding Corporation
              Discount note 10/05/01#..........       99,961
  50,000    Bank of Scotland Treasury Services
              plc
              Discount note 02/22/02...........       49,330
 100,000    Corporate Receivables Corporation
              Discount note 10/15/01#..........       99,864
  72,647    Delaware Funding Corporation
              Discount note 10/09/01#..........       72,591
            Edison Asset Securitization LLC
  48,990    Discount note 10/09/01#............       48,952
 200,000    Discount note 10/09/01#............      199,892
  50,000    Falcon Asset Securitization
              Corporation
              Discount note 10/18/01#..........       49,917
  50,000    Four Winds Funding LLC
              3.498%(+) 10/15/01(++)#..........       50,000
 100,000    Galaxy Funding Inc.
              Discount note 10/22/01#..........       99,851
            General Electric Capital
              Corporation
 150,000    Discount note 11/27/01.............      149,198
  50,000    Discount note 12/17/01.............       49,692
  50,000    Discount note 12/19/01.............       49,625
            General Electric Capital
              International Funding
  50,000    Discount note 10/15/01#............       49,932
 100,000    Discount note 12/27/01#............       99,396
  50,000    General Electric Capital Services
              Discount note 11/28/01...........       49,725
 261,987    GIRO Balanced Funding Corporation
              Discount note 10/22/01#..........      261,552
            Greyhawk Funding LLC
  50,000    Discount note 11/14/01#............       49,791
 100,000    Discount note 11/20/01#............       99,526
  60,640    Jupiter Securitization Corporation
              Discount note 10/12/01#..........       60,575

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$ 49,000    K2 (USA) LLC
              Discount note 02/19/02#..........  $    48,253
 100,000    MOAT Funding LLC
              Discount note 10/15/01#..........       99,866
            Moriarty LLC
  50,000    Discount note 10/10/01#............       49,969
  84,399    Discount note 11/21/01#............       83,984
  75,000    Discount note 11/30/01#............       74,525
  50,000    Discount note 02/25/02#............       49,316
            Ness LLC
  64,200    .000% 10/10/01#....................       64,144
  50,000    .000% 10/22/01#....................       49,895
  80,415    .000% 11/15/01#....................       80,066
 100,000    Newport Funding Corporation
              Discount note 10/05/01#..........       99,961
 100,000    North Coast Funding LLC
              Discount note 10/03/01#..........       99,980
 100,000    Park Avenue Receivables
              Discount note 10/12/01#..........       99,894
            Pennine Funding LLC
  38,340    Discount note 11/14/01#............       38,180
  64,000    Discount note 11/27/01#............       63,655
 100,000    Siefunds Corporation
              Discount note 10/12/01#..........       99,921
 125,000    Sigma Finance, Inc.
              Discount note 02/04/02#..........      123,298
  45,000    Surrey Funding Corporation
              Discount note 10/09/01#..........       44,965
            Trident Capital Finance
 100,000    Discount note 10/02/01#............       99,991
 100,000    Discount note 10/18/01#............       99,864
  49,064    Tulip Funding Corporation
              Discount note 11/28/01#..........       48,795
            Variable Funding Capital
              Corporation
  50,000    3.560%(+) 10/09/01(++)#............       50,000
 100,000    Discount note 10/23/01#............       99,786
                                                 -----------
                                                   3,551,112
                                                 -----------
            CORPORATE BONDS AND NOTES -- 17.8%
  50,000    American Honda Finance Corporation
              3.760%(+) 10/15/01(++)##.........       50,000
  10,000    Bank One Corporation
              3.810%(+) 10/26/01(++)...........       10,010
  50,000    CC (USA) Inc.
              3.600% 08/23/02#.................       50,000
  50,000    CIT Group Inc.
              4.000%(+) 10/09/01(++)...........       50,074
            Credit Suisse First Boston, Inc.
 100,000    3.624%(+) 11/09/01(++)##...........      100,000
  29,000    3.473%(+) 11/27/01(++).............       29,000
  50,000    Dresdner Bank AG
              3.540%(+) 12/03/01...............       50,007
  50,000    Ford Motor Credit Company
              3.220%(+) 12/15/01(++)...........       50,000
            General Motors Acceptance
              Corporation
  50,000    3.731%(+) 10/12/01(++).............       50,000
  52,826    3.830%(+) 10/29/01(++).............       52,783
  20,000    3.689%(+) 11/14/01(++).............       20,005
  50,000    3.150%(+) 12/19/01.................       50,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            Goldman Sachs Group, Inc.
$ 25,000    3.715%(+) 11/13/01(++).............  $    25,021
  75,000    4.130% 02/04/02(--)................       75,000
  50,000    3.610% 05/29/02(--)................       50,000
 200,000    Household Finance Corporation
              3.180%(+) 10/01/01(++)...........      200,000
            K2 (USA) LLC
  50,000    3.557%(+) 10/10/01(++)#............       50,000
  50,000    3.780% 08/15/02#...................       50,012
            Links Finance LLC
  50,000    3.581%(+) 10/04/01(++)#............       49,997
  50,000    3.488%(+) 10/15/01(++)#............       50,000
            Merrill Lynch and Company
  50,000    3.561%(+) 10/04/01(++).............       50,000
  50,000    3.364%(+) 10/19/01(++).............       50,000
  12,500    4.113%(+) 11/26/01.................       12,512
  75,000    Minnesota Mining and Manufacturing
              Company
              6.325% 12/12/01##................       75,000
 100,000    Morgan Stanley Dean Witter and
              Company
              3.548%(+) 10/15/01(++)...........      100,000
            National Rural Utilities
              Cooperative
              Finance Corporation
  50,000    3.538%(+) 10/17/01(++).............       50,004
  50,000    5.100% 02/05/02....................       50,000
 150,000    SBC Communications Inc.
              3.491%(+) 10/14/01(++)##.........      149,997
  50,000    Sigma Finance, Inc.
              3.155%(+) 10/01/01(++)##.........       50,000
 135,000    SMM Trust Series 2000-M
              3.360%(+) 12/13/01##.............      135,000
  50,000    Toyota Motor Credit Corporation
              3.075%(+) 12/27/01(++)...........       50,000
  74,400    Unilever plc
              2.996%(+) 12/20/01(++)...........       74,420
                                                 -----------
                                                   1,958,842
                                                 -----------
            TOTAL CORPORATE OBLIGATIONS
            (Cost $5,509,954)..................    5,509,954
                                                 -----------
            FOREIGN BONDS AND NOTES -- 1.7%
              (Cost $186,415)
 186,670    International Bank for
              Reconstruction and Development,
            Discount note 10/19/01.............      186,415
                                                 -----------
            MUNICIPAL BONDS AND NOTES -- 1.3%
              (Cost $145,000)
            MISSISSIPPI -- 1.3%
 145,000    Mississippi State GO, Series 2001A,
              5.200% 03/16/02##................      145,000
                                                 -----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 2.5%
$100,000    Agreement with ABN AMRO Inc.,
              2.800% dated 09/28/01 to be
              repurchased at $100,023 on
              10/01/01 collateralized by:
              $38,118 U.S. Treasury Notes,
              5.625% - 6.500% due
              08/15/05 - 02/15/06; $63,884
              FHLB, 5.000% - 6.960% due
              01/13/03 - 03/28/07..............  $   100,000
 150,000    Agreement with Chase Securities
              Inc., 3.470% dated 09/28/01 to be
              repurchased at $150,043 on
              10/01/01 collateralized by:
              $59,928 GIRO Multi Funding
              Corporation Commercial Paper,
              3.790% due 10/30/01; $50,017 GIRO
              Funding U.S. Corporation
              Commercial Paper, 2.800% due
              10/29/01; $43,058 GIRO Balanced
              Funding Corporation Commercial
              Paper, 2.550% - 3.550% due
              10/22/01 - 03/21/02..............      150,000
  22,429    Agreement with Lehman Brothers
              Inc., 3.200% dated 09/28/01 to be
              repurchased at $22,435 on
              10/01/01 collateralized by:
              $15,093 U.S. Treasury Strips,
              Interest Only, due
              02/15/02 - 11/15/28; $7,786 U.S.
              Treasury Strips, Principal Only,
              4.250% - 12.000% due 05/15/02 -
              11/15/28.........................       22,429
                                                 -----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $272,429)..................      272,429
                                                 -----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 13.4%
            FEDERAL HOME LOAN BANK (FHLB) -- 10.3%
 100,000    2.970%(+) 10/01/01(++).............       99,927
  35,020    Discount note 10/05/01.............       35,009
 100,000    3.365%(+) 10/13/01(++).............       99,914
  50,000    Discount note 10/17/01.............       49,944
 500,000    2.933%(+) 10/20/01(++).............      499,832
 250,000    2.645%(+) 10/21/01(++).............      249,817
 100,000    2.474%(+) 10/24/01(++).............       99,926
                                                 -----------
                                                   1,134,369
                                                 -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.0%+
     224    Discount note 10/12/01.............          224
     250    Discount note 10/16/01.............          250
                                                 -----------
                                                         474
                                                 -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 2.2%
  91,350    Discount note 10/18/01.............       91,231
 100,800    Discount note 11/01/01.............      100,562
  50,000    Discount note 11/06/01.............       49,837
                                                 -----------
                                                     241,630
                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 0.9%
$100,000    2.980%(+) 10/01/01(++).............  $    99,954
                                                 -----------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $1,476,427)................    1,476,427
                                                 -----------


           TOTAL INVESTMENTS
             (Cost $10,996,347*)......  100.0%    10,996,347
                                                 -----------
           OTHER ASSETS AND
             LIABILITIES (NET)........    0.0%
           Cash...............................   $     1,449
           Receivable for investment
             securities sold..................     1,220,573
           Receivable for Fund shares sold....       185,095
           Interest receivable................        35,157
           Payable for Fund shares redeemed...      (986,237)
           Investment advisory fee payable....        (1,436)
           Administration fee payable.........          (187)
           Shareholder servicing and
             distribution fees payable........        (1,055)
           Distributions payable..............       (29,842)
           Payable for investment securities
             purchased........................      (419,738)
           Accrued Trustees' fees and
             expenses.........................           (50)
           Accrued expenses and other
             liabilities......................        (1,001)
                                                 -----------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET)............................         2,728
                                                 -----------
           NET ASSETS.................  100.0%   $10,999,075
                                                 ===========
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income...........................   $        20
           Accumulated net realized gain on
             investments sold.................         2,901
           Paid-in capital....................    10,996,154
                                                 -----------
           NET ASSETS.........................   $10,999,075
                                                 ===========
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           CAPITAL CLASS SHARES:
           ($7,377,448,056 / 7,375,528,771
             shares outstanding)..............         $1.00
                                                 ===========
           TRUST CLASS SHARES:
           ($129,037,942 / 128,968,900 shares
             outstanding).....................         $1.00
                                                 ===========
           LIQUIDITY CLASS SHARES:
           ($512,081,974 / 511,921,025 shares
             outstanding).....................         $1.00
                                                 ===========
           ADVISER CLASS SHARES:
           ($780,138,254 / 779,936,191 shares
             outstanding).....................         $1.00
                                                 ===========


                                                    VALUE
------------------------------------------------------------
           INVESTOR CLASS SHARES:
           ($96,590,103 / 96,564,010 shares
             outstanding).....................         $1.00
                                                 ===========
           MARKET CLASS SHARES:
           ($1,387,864,162 / 1,387,500,010
             shares outstanding)..............         $1.00
                                                 ===========
           DAILY CLASS SHARES:
           ($10,062,820 / 10,060,395 shares
             outstanding).....................         $1.00
                                                 ===========
           SERVICE CLASS SHARES:
           ($183,795,353 / 183,738,079 shares
             outstanding).....................         $1.00
                                                 ===========
           INVESTOR B SHARES:
           Net asset value and offering price
             per share(a)
             ($10,585,215 / 10,583,041 shares
             outstanding).....................         $1.00
                                                 ===========
           INVESTOR C SHARES:
           Net asset value and offering price
             per share(a) ($240,868 / 240,816
             shares outstanding)..............         $1.00
                                                 ===========
           INSTITUTIONAL SHARES:
           ($511,230,332 / 511,112,395 shares
             outstanding).....................         $1.00
                                                 ===========

---------------

 * Aggregate cost for federal tax purposes.

 (+) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2001.

 (++) Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 (--) Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 + Amount represents less than 0.1%.

 (a) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Treasury Reserves
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 48.3%
             U.S. TREASURY BILLS -- 30.1%
$  805,807   Discount note 10/18/01............  $   804,800
   135,000   Discount note 10/25/01............      134,686
   280,000   Discount note 11/08/01............      278,988
   294,000   Discount note 11/29/01............      292,874
   760,000   Discount note 12/20/01............      755,842
   240,000   Discount note 02/14/02............      237,067
   160,000   Discount note 02/21/02............      157,909
                                                 -----------
                                                   2,662,166
                                                 -----------
             U.S. TREASURY NOTES -- 18.2%
   100,000   6.250% 10/31/01...................      100,153
    54,800   7.500% 11/15/01...................       55,006
   160,000   6.375% 01/31/02...................      161,551
   160,000   6.625% 03/31/02...................      162,318
   160,000   6.375% 04/30/02...................      162,449
   240,000   6.625% 04/30/02...................      244,190
   120,000   7.500% 05/15/02...................      122,784
   260,000   6.500% 05/31/02...................      264,570
   240,000   6.625% 05/31/02...................      244,102
    86,000   6.250% 07/31/02...................       87,958
                                                 -----------
                                                   1,605,081
                                                 -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $4,267,247)...............    4,267,247
                                                 -----------
             REPURCHASE AGREEMENTS -- 51.5%
   200,000   Agreement with ABN AMRO Inc.,
               3.150% dated 09/2/01 to be
               repurchased at $200,053 on
               10/01/01 collateralized by:
               $127,914 U.S. Treasury Notes,
               3.625% - 7.250% due
               09/30/01 - 08/15/11; $5,591 U.S.
               Treasury Bonds, 5.250% - 8.875%
               due 11/15/16 - 02/15/31; $66,496
               U.S. Treasury Bills due
               02/21/02 - 03/28/02.............      200,000
   220,000   Agreement with Barclays Capital
               Inc., 3.250% dated 09/28/01 to
               be repurchased at $220,060 on
               10/01/01 collateralized by:
               $220,001 U.S. Treasury Inflation
               Linked Note, 3.625% due
               04/15/28........................      220,000
   330,000   Agreement with Bear, Stearns and
               Company, Inc., 3.375% dated
               09/28/01 to be repurchased at
               $330,928 on 10/01/01
               collateralized by: $306,870
               GNMA, 5.500% - 12.500% due
               3/15/02 - 09/15/31; $29,733 GNMA
               II, 5.000% - 13.000% due
               11/20/13 - 09/20/31.............      330,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  200,000   Agreement with Deutsche Bank
               Securities Inc., 3.200% dated
               09/28/01 to be repurchased at
               $200,053 on 10/01/01
               collateralized by: $28,504 U.S.
               Treasury Strips, Interest Only,
               due 11/15/16; $66,682 U.S.
               Treasury Strips, Principal Only,
               due 05/15/02 - 08/15/19; $38,865
               U.S. Treasury Notes, 3.8750% due
               07/31/03; $65,949 U.S. Treasury
               Bonds, 8.120% due 05/15/21......  $   200,000
     7,612   Agreement with Dresdner Kleinwort
               Benson North America LLC, 2.800%
               dated 09/28/01 to be repurchased
               at $7,614 on 10/01/01
               collateralized by: $7,768 U.S.
               Treasury Notes, 5.750% - 6.500%
               due 11/15/04 - 11/15/05.........        7,612
   285,000   Agreement with First Union
               Securities, Inc., 3.350% dated
               09/28/01 to be repurchased at
               $285,080 on 10/01/01
               collateralized by: $264,327
               GNMA, 6.000% - 9.500% due
               09/15/13 - 09/15/31; $20,673
               GNMA II, 6.000% - 7.750% due
               07/20/24 - 09/20/37.............      285,000
     5,631   Agreement with Goldman Sachs and
               Company, 3.000% dated 09/28/01
               to be repurchased at $5,632 on
               10/01/01 collateralized by:
               $5,631 U.S. Treasury Strips,
               Interest Only, due 02/15/12.....        5,631
   220,000   Agreement with Greenwich Capital
               Markets Inc., 3.250% dated
               09/28/01 to be repurchased at
               $220,060 on 10/01/01
               collateralized by: $224,401 U.S.
               Treasury Notes, 4.750% - 5.625%
               due 11/30/02 - 11/15/08.........      220,000
   400,000   Agreement with J.P. Morgan
               Securities Inc., 3.350% dated
               09/28/01 to be repurchased at
               $400,112 on 10/01/01
               collateralized by: $408,002
               GNMA, 5.500% - 9.000% due
               03/15/14 - 09/15/31.............      400,000
    97,571   Agreement with Lehman Brothers
               Inc., 3.200% dated 09/28/01 to
               be repurchased at $97,597 on
               10/01/01 collateralized by:
               $99,498 U.S. Treasury Notes,
               5.500% - 6.250% due
               01/31/02 - 05/15/08.............       97,571
   120,000   Agreement with Morgan Stanley Dean
               Witter and Company, 3.150% dated
               09/28/01 to be repurchased at
               $120,032 on 10/01/01
               collateralized by: $120,900 U.S.
               Treasury Strips, Interest Only,
               due 05/15/13....................      120,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS RESERVES MONEY MARKET FUNDS
Nations Treasury Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  700,000   Agreement with Salomon Smith
               Barney Inc., 3.250% dated
               09/28/01 to be repurchased at
               $700,190 on 10/01/01
               collateralized by: $695,855 U.S.
               Treasury Bonds, 8.750% - 10.750%
               due 05/15/03 - 08/15/20; $4,376
               U.S. Treasury Notes, 5.375% due
               06/30/03........................    $   700,000
 1,150,000   Agreement with Salomon Smith
               Barney Inc., 3.375% dated
               09/28/01 to be repurchased at
               $1,150,323 on 10/01/01
               collateralized by: $1,150,000
               GNMA II, 6.500% - 8.000% due
               08/20/30 - 07/20/31.............      1,150,000
   215,807   Agreement with UBS Warburg, 3.250%
               dated 09/28/01 to be repurchased
               at $215,865 on 10/01/01
               collateralized by: $220,126 U.S.
               Treasury Bills, due
               11/23/01 - 12/13/01.............        215,807
   400,000   Agreement with Westdeutsche
               Landesbank, Girozentrale, 3.350%
               dated 09/28/01 to be repurchased
               at $400,112 on 10/01/01
               collateralized by: $400,000 GNMA
               II, 6.500% due 07/20/31.........        400,000
                                                   -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $4,551,621)...............      4,551,621
                                                   -----------

             TOTAL INVESTMENTS (Cost
               $8,818,868*).............   99.8%     8,818,868
                                                   -----------
             OTHER ASSETS AND
               LIABILITIES (NET)........    0.2%
             Cash...............................  $        361
             Receivable for investment
               securities sold..................     4,559,030
             Receivable for Fund shares sold....       328,677
             Interest receivable................        39,128
             Payable for Fund shares redeemed...      (336,440)
             Investment advisory fee payable....        (1,078)
             Administration fee payable.........          (203)
             Shareholder servicing and
               distribution fees payable........        (2,237)
             Distributions payable..............       (19,774)
             Payable for investment securities
               purchased........................    (4,551,621)
             Accrued Trustees' fees and
               expenses.........................           (92)
             Accrued expenses and other
               liabilities......................          (365)
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)................        15,386
                                                   -----------
             NET ASSETS.................  100.0%   $ 8,834,254
                                                   ===========

                                                     VALUE
                                                     (000)
-------------------------------------------------------------
             NET ASSETS CONSIST OF:
             Distributions in excess of net
               investment income................  $        (6)
             Accumulated net realized gain on
               investments sold.................          377
             Paid-in capital....................    8,833,883
                                                  -----------
             NET ASSETS.........................  $ 8,834,254
                                                  ===========
             NET ASSET VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($1,431,917,570 / 1,432,066,769
               shares outstanding)..............        $1.00
                                                  ===========
             TRUST CLASS SHARES:
             ($1,337,456,073 / 1,337,388,851
               shares outstanding)..............        $1.00
                                                  ===========
             LIQUIDITY CLASS SHARES:
             ($372,083,894 / 372,079,864 shares
               outstanding).....................
                                                        $1.00
                                                  ===========
             ADVISER CLASS SHARES:
             ($2,069,812,889 / 2,070,208,387
               shares outstanding)..............
                                                        $1.00
                                                  ===========
             INVESTOR CLASS SHARES:
             ($759,840,559 / 760,001,999 shares
               outstanding).....................
                                                        $1.00
                                                  ===========
             MARKET CLASS SHARES:
             ($1,313,011,362 / 1,313,000,010
               shares outstanding)..............
                                                        $1.00
                                                  ===========
             DAILY CLASS SHARES:
             ($1,143,232,026 / 1,143,271,778
               shares outstanding)..............
                                                        $1.00
                                                  ===========
             SERVICE CLASS SHARES:
             ($361,099,288 / 361,101,691 shares
               outstanding).....................
                                                        $1.00
                                                  ===========
             INVESTOR B SHARES:
             Net asset value and offering price
               per share(a) ($101,679 / 101,671
               shares outstanding)..............
                                                        $1.00
                                                  ===========
             INSTITUTIONAL SHARES:
             ($45,698,517 / 45,694,569 shares
               outstanding).....................
                                                        $1.00
                                                  ===========

---------------

 *  Aggregate cost for federal tax purposes.

(a) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Government Reserves
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                            VALUE
  (000)                                            (000)
-----------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS -- 100.0%
            FEDERAL FARM CREDIT BANK (FFCB) -- 3.3%
$ 25,000    3.000%(+) 10/01/01(++).............  $   25,000
  45,000    3.424%(+) 10/01/01(++).............      45,000
  19,000    Discount note 10/04/01.............      18,995
  12,178    Discount note 10/22/01.............      12,154
   8,597    Discount note 12/17/01.............       8,551
   3,000    6.625% 02/01/02....................       3,039
  10,000    6.875% 05/01/02....................      10,173
  20,000    Discount note 06/13/02.............      19,537
  22,000    3.900% 06/17/02....................      22,023
  15,000    Discount note 06/19/02.............      14,712
                                                 ----------
                                                    179,184
                                                 ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 91.9%
 382,358    Discount note 10/01/01.............     382,358
 100,000    2.970%(+) 10/01/01(++).............      99,927
 270,000    2.980%(+) 10/01/01(++).............     269,815
 170,000    2.993%(+) 10/01/01(++).............     169,913
 100,000    3.040%(+) 10/01/01(++).............      99,992
 230,000    3.414%(+) 10/01/01(++).............     229,985
 167,476    Discount note 10/05/01.............     167,419
  41,547    Discount note 10/10/01.............      41,510
  76,602    Discount note 10/12/01.............      76,507
  50,000    3.570%(+) 10/12/01(++).............      49,999
 125,000    3.365%(+) 10/13/01(++).............     124,950
  90,000    3.318%(+) 10/15/01(++).............      89,990
  90,000    3.333%(+) 10/15/01(++).............      89,995
  90,000    3.338%(+) 10/15/01(++).............      89,992
 806,128    Discount note 10/17/01.............     805,208
  45,000    3.348%(+) 10/17/01(++).............      45,000
  90,000    2.943%(+) 10/20/01(++).............      89,988
  90,000    2.466%(+) 10/23/01(++).............      89,963
 100,000    Discount note 10/26/01.............      99,819
 113,000    3.525%(+) 10/30/01(++).............     112,963
  36,797    Discount note 10/31/01.............      36,679
  90,000    Discount note 11/02/01.............      89,730
  37,000    Discount note 11/06/01.............      36,873
 143,460    Discount note 11/16/01.............     142,846
  90,000    3.410%(+) 11/16/01(++).............      89,952
  31,743    Discount note 11/23/01.............      31,586
  31,080    Discount note 11/28/01.............      30,892
  90,000    Discount note 11/30/01.............      89,499
  95,000    3.375%(+) 12/04/01(++).............      94,947
  45,000    3.306%(+) 12/11/01.................      44,982
   3,000    Discount note 12/13/01.............       2,982
 149,797    Discount note 12/19/01.............     148,980
 226,422    Discount note 12/21/01.............     225,221
  50,000    Discount note 01/09/02.............      49,532
  16,565    Discount note 01/10/02.............      16,452
   8,580    5.120% 01/16/02....................       8,607
  77,000    4.875% 01/22/02....................      77,195
  19,705    Discount note 01/23/02.............      19,498
 215,310    6.750% 02/01/02....................     216,992
   3,150    Discount note 02/15/02.............       3,110
  45,000    5.125% 02/26/02....................      45,242
  13,065    6.000% 03/27/02....................      13,211

PRINCIPAL
 AMOUNT                                            VALUE
  (000)                                            (000)
-----------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- (CONTINUED)
$ 37,295    5.250% 04/25/02....................  $   37,552
  71,120    6.750% 05/01/02....................      72,380
  45,000    4.000% 05/14/02....................      44,987
  45,000    4.000% 06/05/02....................      44,982
  15,000    6.000% 08/15/02....................      15,255
   7,200    6.750% 08/15/02....................       7,411
   6,400    Discount note 08/30/02.............       6,200
                                                 ----------
                                                  4,969,068
                                                 ----------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 4.5%
 221,000    Discount note 01/25/02.............     219,304
  25,000    Discount note 05/20/02.............      24,365
                                                 ----------
                                                    243,669
                                                 ----------
            TENNESSEE VALLEY AUTHORITY -- 0.3%
  17,000    Discount note 10/12/01.............      16,985
                                                 ----------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS (Cost $5,408,906)....   5,408,906
                                                 ----------

           TOTAL INVESTMENTS (Cost
             $5,408,906*)............  100.0%    5,408,906
                                                ----------
           OTHER ASSETS AND
             LIABILITIES (NET).......    0.0%
           Cash..............................   $      134
           Receivable for investment
             securities
             sold............................
                                                   325,835
           Receivable for Fund shares sold...      321,014
           Interest receivable...............       13,764
           Payable for Fund shares
             redeemed........................      (62,424)
           Investment advisory fee payable...         (544)
           Administration fee payable........         (118)
           Shareholder servicing and
             distribution fees payable.......         (863)
           Distributions payable.............      (11,052)
           Payable for investment securities
             purchased.......................     (584,424)
           Accrued Trustees' fees and
             expenses........................          (50)
           Accrued expenses and other
             liabilities.....................         (485)
                                                ----------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET)...........................          787
                                                ----------
           NET ASSETS................  100.0%   $5,409,693
                                                ==========
           NET ASSETS CONSIST OF:
           Distributions in excess of net
             investment income...............   $       (4)
           Accumulated net realized loss on
             investments sold................         (350)
           Paid-in capital...................    5,410,047
                                                ----------
           NET ASSETS........................   $5,409,693
                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS RESERVES MONEY MARKET FUNDS
Nations Government Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                  VALUE
----------------------------------------------------------
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           CAPITAL CLASS SHARES:
           ($1,931,113,018 / 1,931,177,951
             shares outstanding).............        $1.00
                                                ==========
           TRUST CLASS SHARES:
           ($284,244,088 / 284,221,264 shares
             outstanding)....................        $1.00
                                                ==========
           LIQUIDITY CLASS SHARES:
           ($129,854,502 / 129,820,612 shares
             outstanding)....................        $1.00
                                                ==========
           ADVISER CLASS SHARES:
           ($1,013,270,423 / 1,013,516,445
             shares outstanding).............        $1.00
                                                ==========
           INVESTOR CLASS SHARES:
           ($960,170,152 / 960,457,888 shares
             outstanding)....................        $1.00
                                                ==========
           MARKET CLASS SHARES:
           ($506,538,888 / 506,500,010 shares
             outstanding)....................        $1.00
                                                ==========
           DAILY CLASS SHARES:
           ($272,032,375 / 272,001,379 shares
             outstanding)....................        $1.00
                                                ==========
           SERVICE CLASS SHARES:
           ($35,002,195 / 35,000,010 shares
             outstanding)....................        $1.00
                                                ==========
           INVESTOR B SHARES:
           Net asset value and offering price
             per share (a)
             ($1,788,780 / 1,788,707 shares
             outstanding)....................        $1.00
                                                ==========
           INVESTOR C SHARES:
           Net asset value and offering price
             per share (a) ($12,129 / 12,125
             shares outstanding).............        $1.00
                                                ==========
           INSTITUTIONAL SHARES:
           ($275,666,418 / 275,659,647 shares
             outstanding)....................        $1.00
                                                ==========

---------------

 * Aggregate cost for federal tax purposes.

 (+) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2001.

 (++) Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

(a) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.9%
            ALABAMA -- 2.8%
 $ 4,200    Birmingham, Alabama Medical Clinic
              Board Revenue, (Medical Advancement
              Foundation Project) Series 2000A,
              (Columbus Bank & Trust LOC, First
              Commercial Bank LOC),
              2.900% 09/01/30**..................  $    4,200
   9,250    Birmingham, Alabama Private
              Educational Building Authority
              Revenue, (The Altamont School
              Project) Series 1998, (AmSouth Bank
              of Alabama LOC),
              2.380% 04/01/13**..................       9,250
  20,000    Birmingham, East Alabama Medical
              Center East Special Care Facilities
              Financing Authority Revenue, Series
              2001 PT-569, (MBIA Insured, Merrill
              Lynch SBPA),
              2.430% 07/01/15**..................      20,000
  19,200    Daphne, Alabama Special Care
              Facilities Financing Authority
              Revenue, (Mercy Medical Project)
              Series 1997, (AmSouth Bank of
              Alabama LOC),
              2.280% 12/01/27**..................      19,200
   3,300    University of Alabama Revenue,
              (Hospital Project) Series 2000,
              (AMBAC Insured, Credit Suisse First
              Boston SBPA),
              2.280% 09/01/31**..................       3,300
                                                   ----------
                                                       55,950
                                                   ----------
            ALASKA -- 0.6%
   3,000    Alaska Industrial Development and
              Export Authority Exempt Facilities
              Revenue, (AMAX Gold, Inc. Project)
              Series 1997, AMT, (Bank of Nova
              Scotia LOC),
              2.320% 05/01/09**..................       3,000
   9,995    Alaska State Housing Finance
              Corporation Housing Revenue, Series
              1998 PA-332, (MBIA Insured, Merrill
              Lynch Capital Services SBPA),
              2.380% 12/01/19**#.................       9,995
                                                   ----------
                                                       12,995
                                                   ----------
            ARIZONA -- 2.6%
   5,200    Apache County, Arizona Industrial
              Development Authority IDR, (Tucson
              Electric Project) Series 1983C,
              (Societe Generale LOC),
              2.300% 12/15/18**..................       5,200
  17,800    Apache County, Arizona Industrial
              Development Authority Revenue,
              (Tucson Electric Power Company
              Project) Series 1983A, (Toronto
              Dominion Bank LOC),
              2.250% 12/15/18**..................      17,800
   6,100    Coconino County, Arizona Pollution
              Control Corporation Revenue,
              (Arizona Public Service
              Company -- Navajo Project) Series
              1994A, AMT, (KBC Bank LOC),
              2.250% 10/01/29**..................       6,100

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 1,000    Pinal County, Arizona Industrial
              Development Authority PCR
              Refunding, (Magna Copper Company
              Project) Series 1992, (Banque
              Nationale de Paris LOC),
              2.250% 12/01/11**..................  $    1,000
  20,450    Scottsdale, Arizona Industrial
              Development Authority Revenue,
              (Notre Dame Preparatory School
              Project) Series 2001A, (Bank One
              Arizona LOC),
              2.300% 05/01/21**..................      20,450
   2,550    Scottsdale, Arizona Industrial
              Development Authority Revenue,
              (Notre Dame Preparatory School
              Project) Series 2001B, (Bank One
              Arizona, N.A. LOC),
              2.300% 05/01/21**..................       2,550
                                                   ----------
                                                       53,100
                                                   ----------
            ARKANSAS -- 0.3%
   6,500    Crossett, Arkansas PCR Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1998, (Bank of
              America LOC),
              2.300% 08/01/04**#.................       6,500
                                                   ----------
            CALIFORNIA -- 1.4%
  20,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue, Series 1987, (SLMA
              Guarantee),
              2.620% 07/01/02....................      20,000
   5,000    California State, Revenue
              Anticipation Notes, Series 2001,
              3.250% 06/28/02....................       5,037
   3,500    Los Angeles, California Regional
              Airports Improvement Corporation
              Terminal Facilities Revenue, (LAX
              Two Corporation - Los Angeles
              International Airport Project)
              Series 1989, AMT, (Societe Generale
              LOC),
              2.850% 12/01/25**..................       3,500
                                                   ----------
                                                       28,537
                                                   ----------
            COLORADO -- 1.5%
   2,155    Arapahoe County, Colorado
              Multi-Family Revenue Refunding,
              (Stratford Station Project) Series
              1994, (FNMA Collateral Agreement),
              2.250% 11/01/17**..................       2,155
     900    Colorado Health Facilities Authority
              Revenue, (Goodwill Industries, Inc.
              Project) Series 1994, (Bank One of
              Colorado, N.A. LOC),
              2.400% 12/01/04**#.................         900
   5,170    Colorado Housing Finance Authority
              Revenue Refunding, (Coventry
              Village Project) Series 1996B,
              (FNMA Collateral Agreement),
              2.200% 10/15/16**..................       5,170

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 2,515    Colorado Post-Secondary Educational
              Facilities Authority Economic
              Development Revenue, (U.S.
              Swimming, Inc. Project) Series
              1996, (Wells Fargo Bank LOC),
              2.400% 06/01/11**#(++)(++).........  $    2,515
     840    Larimer County, Colorado IDR
              Refunding, (Ultimate Support
              Systems Project) Series 1995A,
              (Bank One of Colorado, N.A. LOC),
              2.400% 06/01/10**#.................         840
  18,515    Moffat County, Colorado PCR,
              (Tri-State Colorado -- Utah
              Electric Cooperative Project)
              Series 1984, (AMBAC Insured,
              Societe Generale SBPA),
              2.400% 07/01/10**..................      18,515
                                                   ----------
                                                       30,095
                                                   ----------
            DELAWARE -- 3.7%
  31,700    Delaware State Economic Development
              Authority IDR, (Clean Power
              Project) Series 1997D, AMT, (Motiva
              Enterprises LLC Guarantee),
              2.450% 08/01/29**..................      31,700
  20,000    Delaware State Economic Development
              Authority IDR, (Star Enterprise
              Project) Series 1997B, AMT, (Motiva
              Enterprises LLC Guarantee),
              2.450% 08/01/29**..................      20,000
  19,780    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985B, (AMBAC
              Insured, Morgan Stanley SBPA),
              2.250% 12/01/15**..................      19,780
   3,100    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985C, (AMBAC
              Insured, Morgan Stanley SBPA),
              2.250% 12/01/15**..................       3,100
                                                   ----------
                                                       74,580
                                                   ----------
            DISTRICT OF COLUMBIA -- 0.4%
   7,500    District of Columbia Enterprise Zone
              Revenue, (House on F Street
              Project) Series 2001, (Bank of New
              York LOC),
              2.350% 05/01/15**..................       7,500
                                                   ----------
            FLORIDA -- 5.5%
  10,200    Collier County, Florida Industrial
              Development Authority Health Care
              Facilities Revenue, (Community
              Health Care Project) Series 1999A,
              (First Union National Bank LOC),
              2.350% 11/01/19**..................      10,200
   2,550    Dade County, Florida Aviation
              Revenue, Series 1984A, (Morgan
              Guaranty Trust LOC),
              2.320% 10/01/09**..................       2,550

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 7,545    Florida Housing Finance Agency Multi-
              Family Housing Revenue, (Lakes of
              Northdale Project) Series 1984D,
              (SouthTrust Bank of Alabama LOC),
              2.450% 06/01/07**..................  $    7,545
   7,750    Florida Housing Financing Agency
              Revenue, (Ashley Lake II Project)
              Series 1989J, (FHLMC Guarantee),
              2.230% 12/01/11**..................       7,750
   1,665    Fort Walton Beach, Florida IDR,
              (Burton Golf, Inc. Project) Series
              1996, AMT, (Columbus Bank and Trust
              LOC),
              2.750% 10/01/11**..................       1,665
   5,000    Jacksonville, Florida Hospital
              Revenue, (University Medical Center
              Project) Series 1989, (Morgan
              Guaranty Trust LOC),
              2.350% 02/01/19**..................       5,000
  13,300    Martin County, Florida PCR Refunding,
              (Florida Power and Light Project),
              Series 2000,
              2.850% 07/15/22**..................      13,300
  15,500    Miami-Dade County, Florida Individual
              Development Authority Revenue,
              (Airis Miami LLC Project) Series
              1999A, AMT, (AMBAC Insured,
              Bayerische Landesbank SBPA),
              2.350% 10/15/25**(++)(++)..........      15,500
   8,860    Orange County, Florida Housing
              Financing Authority Multi-Family
              Revenue, (Falcon Trace Apartments
              Project) Series 1998D, AMT, (FNMA
              Collateral Agreement),
              2.230% 10/01/32**..................       8,860
  13,130    Osceola County, Florida Housing
              Financing Authority Multi-Family
              Revenue, (Arrow Ridge Apartments
              Project) Series 1998A, AMT, (FNMA
              Collateral Agreement),
              2.230% 10/01/32**..................      13,130
   3,000    Palm Beach County, Florida Economic
              Development Revenue, (YMCA Boynton
              Beach Project) Series 1999,
              (SunTrust Bank of South Florida
              LOC),
              2.350% 01/01/24**#.................       3,000
   8,160    Palm Beach County, Florida
              Multi-Family Housing Finance
              Authority Revenue, (Clear Lake
              Colony Apartments Project) Series
              2000PA-1240, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              2.550% 09/15/02**#( 7/8)( 7/8).....       8,160
   9,000    Polk County, Florida Industrial
              Development Authority Revenue,
              (Farmland Hydro LP Project) Series
              1998, AMT, (Rabobank Nederland
              LOC),
              2.350% 02/01/29**..................       9,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 5,000    Sunshine State Governmental Financing
              Commission, Florida Revenue, Se-
              ries 1986, (AMBAC Insured, Dexia
              Public Finance Bank SBPA),
              2.350% 07/01/16**..................  $    5,000
                                                   ----------
                                                      110,660
                                                   ----------
            GEORGIA -- 5.5%
   1,200    Burke County, Georgia Development Au-
              thority PCR, (Georgia Power Company
              Plant - Vogtle Project) Series
              1995,
              2.700% 09/01/25**..................       1,200
   3,945    Clayton County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Ten Oaks
              Apartments Project) Series 1990F,
              (FSA Insured, Societe Generale
              SBPA),
              2.350% 01/01/21**..................       3,945
   1,800    Cobb County, Georgia Development Au-
              thority Revenue Refunding,
              (Highlands Park Associates Project)
              Series 1998, (SunTrust Bank LOC),
              2.350% 08/01/08**#.................       1,800
   1,700    Cobb County, Georgia Residential Care
              Facilities for the Elderly
              Authority Revenue Refunding,
              (Presbyterian Village Austell
              Project) Series 1998, (SunTrust
              Bank LOC),
              2.350% 08/01/15**#.................       1,700
  10,200    Columbia County, Georgia Residential
              Care Facilities for the Elderly
              Authority Revenue, (Augusta
              Residential Center on Aging
              Project) Series 1994, (SunTrust
              Bank LOC),
              2.350% 01/01/21**#.................      10,200
  10,000    Columbus, Georgia Hospital Authority
              Revenue, (St. Francis Hospital
              Inc., Project) Series 2000A,
              (Columbus Bank & Trust LOC),
              2.430% 01/01/31**(++)(++)..........      10,000
   7,500    DeKalb County, Georgia Development
              Authority IDR, (The Paideia School
              Inc. Project) Series 2000,
              (SunTrust Bank LOC),
              2.350% 02/01/20**#.................       7,500
   3,000    DeKalb County, Georgia Development
              Authority Revenue, (Marist School,
              Inc. Project) Series 1999,
              (SunTrust Bank LOC),
              2.350% 03/01/24**#.................       3,000
   2,050    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              2.250% 06/15/25**..................       2,050

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 1,400    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Cedar Creek Apartments
              Project) Series 1995, AMT, (GE
              Capital Corporation Guarantee),
              2.450% 12/01/20**#.................  $    1,400
   4,800    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Crow Wood Arbor
              Associates, Ltd. Project) Series
              1985, (Wachovia Bank of North
              Carolina, N.A. LOC),
              2.250% 12/01/07**#.................       4,800
   8,505    Fulton County, Georgia Development
              Authority Revenue, (Georgia Tech
              Athletic Association, Inc. Project)
              Series 1995, (SunTrust Bank LOC),
              2.350% 07/01/14**#.................       8,505
   3,000    Fulton County, Georgia Development
              Authority Revenue, (Lovett School
              Project) Series 1997, (SunTrust
              Bank LOC),
              2.350% 04/01/17**#.................       3,000
  15,000    Gainesville, Georgia Redevelopment
              Authority Educational Facilities
              Revenue, (Riverside Military
              Project) Series 1999, (Wachovia
              Bank, N.A. LOC),
              2.250% 07/01/24**#.................      15,000
   3,000    Marietta, Georgia Housing Authority
              Multi-Family Revenue, (Winterset
              Apartments Project) Series 1996P,
              (FNMA Collateral Agreement),
              2.250% 02/01/26**..................       3,000
   4,000    Metropolitan Atlanta, Georgia Rapid
              Transportation Authority Sales Tax
              Revenue, Series 2000A, (Bayerische
              Landesbank LOC, Westdeutsche
              Landesbank LOC),
              2.450% 07/01/25**..................       4,000
  11,700    Richmond County, Georgia Development
              Authority Solid Waste Disposal
              Revenue, (Evergreen Nylon Project)
              Series 1999, AMT, (ABN AMRO N.V.),
              2.450% 07/01/32**..................      11,700
   9,400    Richmond County, Georgia Hospital Au-
              thority Revenue Anticipation
              Certificates, (University Health
              Services, Inc. Project) Series
              1999, (SunTrust Bank LOC),
              2.350% 01/01/19**..................       9,400
   2,800    Roswell, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Azalea Park Apartments), (FNMA
              Collateral Agreement),
              2.350% 06/15/25**..................       2,800

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 7,000    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Hills of Post Village Series
              Project) Series 1995, (FNMA
              Collateral Agreement),
              2.300% 06/01/25**#.................  $    7,000
                                                   ----------
                                                      112,000
                                                   ----------
            ILLINOIS -- 9.5%
   1,170    Chicago, Illinois O'Hare
              International Airport Revenue,
              (General Airport Project) Second
              Lien, Series 1994C, (Societe
              Generale LOC),
              2.300% 01/01/18**..................       1,170
   4,145    Elmhurst, Illinois Hospital Revenue,
              (Joint Commission Accreditation
              Healthcare Project) Series 1988,
              (Dexia Public Finance Bank LOC),
              2.350% 07/01/18**..................       4,145
     770    Illinois Development Finance
              Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank &
              Trust Company LOC),
              2.550% 06/01/12**..................         770
   2,800    Illinois Development Finance
              Authority IDR, (Unique Building
              Corporation Project) Series 1989,
              AMT, (American National Bank &Trust
              Company LOC),
              2.550% 05/01/19**..................       2,800
   5,100    Illinois Development Finance
              Authority IDR, (WM Plastics
              Project) Series 2001, AMT, (LaSalle
              Bank, N.A. LOC),
              2.330% 08/01/26**..................       5,100
   4,400    Illinois Development Finance
              Authority Revenue, (Chicago
              Symphony Orchestra - Orchestral
              Association Project) Series 1994,
              (Northern Trust Company LOC),
              2.200% 04/01/21**..................       4,400
  11,300    Illinois Development Finance
              Authority Revenue, (Lyric Opera of
              Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust &
              Savings Bank LOC),
              2.200% 12/01/28**..................      11,300
   1,800    Illinois Development Finance
              Authority Revenue, (Park Ridge
              Youth Campus Project) Series 1998,
              (Northern Trust Company LOC),
              2.350% 12/01/28**#.................       1,800
   5,000    Illinois Development Finance
              Authority Revenue, (Solomon
              Schechter Day School Project)
              Series 2001, (LaSalle Bank, N.A.
              LOC),
              2.140% 09/01/18**..................       5,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 5,500    Illinois Educational Facilities
              Authority Revenue, (Chicago
              Historical Society Project) Series
              1985, (Northern Trust Company LOC),
              2.200% 12/01/25**#( 7/8)( 7/8).....  $    5,500
   4,000    Illinois Educational Facilities
              Authority Revenue, (DePaul
              University Project) Series
              1992CP-1, (Northern Trust Company
              LOC),
              2.200% 04/01/26**..................       4,000
  12,800    Illinois Educational Facilities
              Authority Revenue, (John F. Kennedy
              Healthcare Foundation Project)
              Series 1995, (LaSalle National Bank
              LOC),
              2.250% 12/31/01**..................      12,800
   1,400    Illinois Educational Facilities
              Authority Revenue, (Northwestern
              University Project) Series 1985,
              (First National Bank of Chicago
              SBPA),
              2.250% 12/01/25**..................       1,400
   5,000    Illinois Educational Facilities
              Authority Revenue, (University of
              Chicago Project) Series 2001,
              3.400% 10/18/01....................       5,000
  14,320    Illinois Educational Facilities
              Authority Revenue, (University
              Pooled Financing Project) Series
              1985, (FGIC Insured, First National
              Bank of Chicago SBPA),
              2.200% 12/01/05**..................      14,320
  10,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1985B,
              2.500% 11/15/01**..................      10,000
  23,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1988,
              2.400% 02/28/02**..................      23,000
  37,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1990A,
              2.650% 07/31/02**..................      37,000
  10,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1996,
              2.950% 11/30/01**..................      10,000
   8,000    Illinois Health Facilities Authority
              Revenue, (Revolving Fund Pooled
              Project) Series 1985C, (First
              National Bank of Chicago LOC),
              2.250% 08/01/15**..................       8,000
  13,075    Illinois Health Facilities Authority
              Revenue, (University of Chicago
              Hospital Project) Series 1994C,
              (MBIA Insured, Comerica Bank SBPA),
              2.250% 08/15/26**..................      13,075
   5,000    Illinois Sports Facilities Authority,
              Series 2000A-36, AMT, (MBIA
              Insured, First Union National Bank
              SBPA),
              2.440% 06/15/04**#.................       5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,500    Lombard Village, Illinois Industrial
              Projects Revenue Refunding, (B&H
              Partnership Project) Series 1995,
              (LaSalle Bank, N.A. LOC),
              2.600% 10/01/13**..................  $    1,500
   3,900    Madison County, Illinois
              Environmental Improvement Revenue,
              (Shell Oil Company Project) Series
              1997A, AMT,
              2.750% 03/01/33**..................       3,900
                                                   ----------
                                                      190,980
                                                   ----------
            INDIANA -- 1.1%
  10,000    Indiana Health Facilities Financing
              Authority Hospital Revenue,
              (Clarian Health Obligations Group
              Project) Series 2000C,
              (Westdeutsche Landesbank
              Girozentrale SBPA),
              2.350% 03/01/30**..................      10,000
   2,400    Indiana Health Facilities Financing
              Authority Hospital Revenue,
              (Deaconess Hospital Inc. Project)
              Series 1992, (First National Bank
              of Chicago LOC),
              2.400% 01/01/22**..................       2,400
   1,545    Indiana Health Facilities Financing
              Authority Revenue Refunding,
              (Cardinal Center, Inc. Project)
              Series 1996A, (Key Bank, N.A. LOC),
              2.350% 12/01/16**#.................       1,545
   2,700    Indianapolis, Indiana Economic
              Development Revenue, (Edgcomb
              Metals Company Project) Series
              1983, (Wells Fargo Bank LOC),
              2.200% 12/01/08**..................       2,700
   2,900    Rockport, Indiana PCR, (Indiana and
              Michigan Electric Company Project)
              Series 1985A, (UBS AG LOC),
              2.400% 08/01/14**#.................       2,900
   3,100    Whiting, Indiana Sewer and Solid
              Waste Disposal Revenue, (Amoco Oil
              Company Project) Series 1996, AMT,
              (BP Amoco plc Guarantee),
              2.750% 01/01/26**..................       3,100
                                                   ----------
                                                       22,645
                                                   ----------
            IOWA -- 0.2%
   2,800    Iowa State Finance Authority IDR,
              (Sauer-Sundstrand Company Project)
              Series 1996, AMT, (Bayerische
              Hypotheken und Vereinsbank LOC),
              2.300% 05/01/26**#.................       2,800
   2,000    Iowa, Higher Education Loan Authority
              Revenue, RAN, (Morningside College)
              Series 2001K, (Firstar Bank LOC),
              3.750% 05/23/02....................       2,009
                                                   ----------
                                                        4,809
                                                   ----------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            KENTUCKY -- 1.1%
 $ 5,000    Daviess County, Kentucky Health Care
              Revenue, (Wendell Fosters Campus
              Project) Series 2001, (National
              City Bank, Kentucky LOC),
              2.400% 05/01/21**..................  $    5,000
     956    Jefferson County, Kentucky IDR,
              (Belknap, Inc. Project) Series
              1984, (National City Bank, Kentucky
              LOC),
              2.400% 12/01/14**#.................         956
   1,175    Jefferson County, Kentucky Industrial
              Building Revenue, (Seven Counties
              Services, Inc. Project) Series
              1996, (Bank One of Kentucky, N.A.
              LOC),
              2.350% 06/01/11**#.................       1,175
     750    Jeffersontown, Kentucky Industrial
              Building Revenue, (Rague Food
              Systems, Inc. Project) Series 1995,
              AMT, (PNC Bank, N.A. LOC),
              2.450% 04/01/20**#.................         750
   1,600    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Dexia Public
              Finance Bank LOC),
              2.850% 04/01/24**..................       1,600
   4,790    Louisville and Jefferson County,
              Kentucky Convention Center GO,
              Series 1996PT-69, (FSA Insured,
              Merrill Lynch SBPA),
              2.380% 07/01/24**##................       4,790
   8,000    Warren County, Kentucky Hospital
              Facility Revenue, (Bowling
              Green-Warren County Project) Series
              2001, (Bank One Kentucky, N.A.
              LOC),
              2.300% 08/01/31**..................       8,000
                                                   ----------
                                                       22,271
                                                   ----------
            LOUISIANA -- 4.4%
  18,000    Ascension Parish, Louisiana PCR
              Refunding, (Borden, Inc. Project)
              Series 1992, (Credit Suisse First
              Boston LOC),
              2.280% 12/01/09**..................      18,000
   2,900    Calcasieu Parish Inc., Louisiana
              Industrial Development Board
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1994, AMT, (Banque Nationale
              de Paris LOC),
              2.800% 12/01/24**..................       2,900
   2,000    Calcasieu Parish Inc., Louisiana
              Industrial Development Board
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1996, AMT, (Westdeutsche
              Landesbank LOC),
              2.800% 07/01/26**..................       2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $ 5,100    Calcasieu Parish Inc., Louisiana
              Industrial Development Board
              Revenue, (Hydroserve Westlake
              Project) Series 1999, AMT, (Bank
              One Chicago, N.A. LOC),
              2.350% 12/01/24**..................  $    5,100
   8,300    Lake Charles, Louisiana Harbor and
              Terminal District Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1984, (Westdeutsche
              Landesbank Girozentrale LOC),
              2.250% 08/01/07**..................       8,300
  20,000    Louisiana State Offshore Terminal
              Authority Revenue Refunding, (Loop
              Project) Series 1997A, (Bank One
              Louisiana, N.A. LOC),
              2.300% 09/01/17**..................      20,000
  15,550    Louisiana State Port Harbor and
              Offshore Terminal Authority
              Deepwater Port Revenue Refunding,
              (Loop Income First Stage Project)
              Series 1991A, (Bank One Louisiana
              N.A. LOC),
              2.300% 09/01/08**..................      15,550
  18,100    Louisiana State Public Facilities
              Authority Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1997, (AMBAC
              Insured, Dexia Public Finance Bank
              LOC),
              2.300% 09/01/27**..................      18,100
                                                   ----------
                                                       89,950
                                                   ----------
            MAINE -- 0.3%
   6,600    Maine Public Utility Financing Bank
              Public Utility Revenue Refunding,
              (Maine Public Service Company
              Project) Series 1996, AMT, (Bank of
              New York LOC),
              2.350% 04/01/21**..................       6,600
                                                   ----------
            MARYLAND -- 2.1%
   3,700    Baltimore County, Maryland Economic
              Development Revenue, (Notre Dame
              Preparatory School Project) Series
              1998, (Crestar Bank LOC),
              2.350% 06/01/24**#.................       3,700
  19,200    Maryland State Health and Higher
              Educational Facilities Authority
              Lease Revenue, (John Hopkins
              Hospital Project) Series 1997A,
              (Canadian Imperial Bank of Commerce
              LOC),
              2.230% 07/01/27**..................      19,200
  19,025    Westminster, Maryland Educational
              Facilities Revenue, (Western
              Maryland College Project) Series
              2000, (Wachovia Bank, N.A. LOC),
              2.250% 04/01/30**..................      19,025
                                                   ----------
                                                       41,925
                                                   ----------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            MINNESOTA -- 0.3%
 $ 6,160    Minneapolis, Minnesota Housing
              Development Revenue Refunding,
              (Symphony Place Project) Series
              1988, (FHLMC Guarantee),
              2.250% 12/01/14**..................  $    6,160
                                                   ----------
            MISSOURI -- 4.6%
   5,500    Kansas City, Missouri Industrial
              Development Authority (MidAmerica
              Health Services Project) Series
              1984, (Mellon Bank, N.A. LOC),
              2.350% 12/01/14**..................       5,500
  71,655    Missouri State Development Finance
              Board Lease Revenue, (Missouri
              Association of Utilities Lease Pool
              Project) Series 1999, (TransAmerica
              Life and Annuity Guarantee),
              2.350% 12/01/22**..................      71,654
   6,100    Missouri State Health and Educational
              Facilities Authority Health
              Facilities Revenue Refunding,
              (Sisters of Mercy Health Care
              System Project) Series 1992B,
              (ABN-AMRO N.V., Chicago SBPA, West
              Landesbank SBPA, Dexia Credit Local
              de France SBPA),
              2.300% 06/01/14**..................       6,100
   5,000    Missouri State Health and Educational
              Facilities Authority Revenue,
              (Mehlville School District Advanced
              Funding Project) Series 2000I,
              5.000% 10/01/01....................       5,000
   4,525    Missouri State Health and Educational
              Facilities Authority School
              District Revenue, (Grandview
              Consolidated School District
              Advanced Funding Project) Series
              2000D,
              5.000% 10/01/01....................       4,525
                                                   ----------
                                                       92,779
                                                   ----------
            NEBRASKA -- 1.1%
   6,000    Lancaster County, Nebraska IDR,
              (Garner Industries, Inc. Project)
              Series 2000A, AMT, (Wells Fargo
              Bank, N.A. LOC),
              2.480% 11/01/20**..................       6,000
   9,695    Nebraska Help Inc. Student Loan
              Revenue, Series 1986B, AMT, (SLMA
              Guarantee),
              2.300% 12/01/16**..................       9,695
   5,645    Nebraska Public Water District
              Revenue, Series 2001 PA-869R,
              (Merrill Lynch SBPA, Escrowed in US
              Treasuries),
              2.380% 01/01/15**..................       5,645
                                                   ----------
                                                       21,340
                                                   ----------
            NEVADA -- 1.1%
   5,850    Clark County, Nevada IDR, (Nevada
              Cogeneration Association I Project)
              Series 1991, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              2.800% 11/01/21**..................       5,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            NEVADA -- (CONTINUED)
 $10,700    Clark County, Nevada IDR, (Nevada
              Cogeneration Association Project)
              Series 1992, AMT, (ABN AMRO Bank,
              N.V. LOC),
              2.750% 12/01/22**..................  $   10,700
   5,500    Nevada Housing Division Multi-Unit
              Housing Revenue, (Studio 3 LP
              Project), Series 1999A, AMT, (US
              Bank, N.A. LOC),
              2.400% 10/01/30**..................       5,500
                                                   ----------
                                                       22,050
                                                   ----------
            NEW MEXICO -- 0.8%
   5,900    Dona Ana County, New Mexico IDR,
              (Foamex Products, Inc. Project)
              Series 1985, (Bank of Nova Scotia
              LOC),
              2.200% 11/01/13**#.................       5,900
  10,000    New Mexico State, TRAN, Series 2001,
              4.000% 06/28/02....................      10,097
                                                   ----------
                                                       15,997
                                                   ----------
            NORTH CAROLINA -- 3.0%
  13,775    North Carolina Educational Facilities
              Financing Agency Revenue,
              (Methodist College Project) Series
              2000, (Wachovia Bank, N.A. LOC),
              2.250% 03/01/22**..................      13,775
  12,700    North Carolina Educational Facilities
              Financing Agency Revenue,
              (Ravenscroft School Project) Series
              2000, (Wachovia Bank, N.A. LOC),
              2.250% 08/01/20**..................      12,700
  10,000    North Carolina Educational Facilities
              Financing Agency Revenue, (Roman
              Catholic Diocese of Charlotte
              Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              2.250% 06/01/17**..................      10,000
   9,200    North Carolina Medical Care
              Commission Retirement Community
              Revenue, (Adult Communities
              Project) Series 1996, (LaSalle
              National Bank LOC),
              2.300% 11/15/09**..................       9,200
   9,500    North Carolina Medical Care Community
              Health Care Facilities Revenue,
              (Randolph Hospital Inc. Project),
              Series 1999, (Wachovia Bank, N.A.
              LOC),
              2.250% 03/01/24**#.................       9,500
   5,000    North Carolina Medical Care Community
              Health Care Facilities Revenue,
              (Rutherford Hospital Inc. Project)
              Series 2001, (Branch Banking &
              Trust LOC),
              2.300% 09/01/21**..................       5,000
                                                   ----------
                                                       60,175
                                                   ----------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            OHIO -- 2.6%
 $   900    Centerville, Ohio Health Care
              Revenue, (Bethany Lutheran Village
              Hospital Project) Series 1994, (PNC
              Bank of Ohio, N.A. LOC),
              2.350% 11/01/13**#.................  $      900
   5,000    Clinton County, Ohio Airport
              Facilities Revenue Refunding,
              (Wilmington Air Park, Inc. Project)
              Series 1991, (Wachovia Bank of
              North Carolina, N.A. LOC),
              2.250% 06/01/11**#.................       5,000
     765    Greene County, Ohio IDR, (FC
              Ltd. - AFC Stamping Project) Series
              1995, AMT, (Key Bank, N.A. LOC),
              2.500% 09/01/16**#.................         765
   8,300    Lucas County, Ohio Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project) Series
              1997, (Key Bank, N.A. LOC),
              2.200% 10/01/05**#.................       8,300
   1,620    Lucas County, Ohio IDR, (Dynamic
              Dies, Inc. Project) Series 1997,
              AMT, (National City Bank LOC),
              2.550% 07/01/09**..................       1,620
   6,460    Mahoning County, Ohio Healthcare
              Facilities Revenue, (Shepherd of
              the Valley Project) Series 1995,
              (Bank One, N.A. LOC),
              2.410% 09/01/20**..................       6,460
  12,640    Medina County, Ohio Housing Revenue,
              (The Oaks Apartments Project)
              Series 1997B, (Bank One Akron, N.A.
              LOC),
              2.350% 12/01/23**..................      12,640
   2,279    Ohio Housing Finance Agency
              Multi-Family Housing Revenue,
              (Kenwood Congregation -- Retirement
              Project) Series 1985, (Morgan
              Guaranty Trust LOC),
              2.350% 12/01/15**..................       2,279
  10,000    Ohio State Water Development
              Authority Pollution Control
              Facilities Revenue Refunding,
              (Duquesne Company Project) Series
              1999C, (AMBAC Insured, Bank of New
              York, SBPA),
              2.250% 10/01/29**..................      10,000
   2,000    Ohio State Water Development
              Authority Solid Waste Disposal
              Revenue, (The Timken Company
              Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              2.450% 07/01/32**..................       2,000
     900    Summit County, Ohio IDR, (Oliver
              Printing Company, Inc. Project)
              Series 1997, AMT, (Bank One of
              Akron, N.A. LOC),
              2.550% 02/01/07**#.................         900

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 1,035    Toledo-Lucas County, Ohio Port
              Authority Facilities Improvement
              Revenue, (YMCA of Greater Toledo
              Project) Series 1996, (Fifth Third
              Bank of Northwestern Ohio LOC),
              2.250% 12/01/21**#.................  $    1,035
                                                   ----------
                                                       51,899
                                                   ----------
            OKLAHOMA -- 1.6%
  10,000    Oklahoma Development Finance
              Authority Revenue, (Seabrook Farms
              Inc. Project) Series 1997, AMT,
              (Bank of New York LOC),
              2.350% 03/01/27**#.................      10,000
  21,910    Payne County, Oklahoma Economic
              Development Authority Revenue,
              (Collegiate Housing Foundation
              Project) Series 2000A, (First Union
              National Bank LOC),
              2.650% 06/01/30**..................      21,910
                                                   ----------
                                                       31,910
                                                   ----------
            OREGON -- 1.0%
  20,000    Multnomah County, Oregon TRAN, Series
              2001,
              3.500% 06/28/02....................      20,130
                                                   ----------
            PENNSYLVANIA -- 4.4%
   9,400    Allegheny County, Pennsylvania Port
              Authority, Grant Anticipation
              Notes, Series 2001, (PNC Bank LOC),
              3.500% 06/28/02....................       9,458
   2,480    Elk County, Pennsylvania Industrial
              Development Authority Revenue,
              (Clarion Sintered Metals Project)
              Series 1998, AMT, (PNC Bank, N.A.
              LOC),
              2.450% 03/01/09**#.................       2,480
   6,270    Hatfield Township, Pennsylvania
              Industrial Development Authority
              Revenue, (H&N Packaging Project)
              Series 1999A, AMT, (Commerzbank AG
              LOC),
              2.450% 04/01/19**#.................       6,270
   3,500    Pennsylvania Economic Development
              Financing Authority Exempt
              Facilities Revenue, (Amtrak
              Project) Series 2001B, AMT, (Morgan
              Guaranty Trust LOC), Mandatory Put
              11/01/01,
              3.100% 11/01/41....................       3,500
  19,908    Quakertown, Pennsylvania General
              Authority Revenue, (Pooled
              Financing Project) Series 1996A,
              (PNC Bank, N.A. LOC),
              2.250% 07/01/26**..................      19,908
  18,870    Quakertown, Pennsylvania General
              Authority Revenue, (Pooled
              Financing Project) Series 1998A,
              (PNC Bank, N.A. LOC),
              2.250% 06/01/28**..................      18,870

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $14,300    Quakertown, Pennsylvania Hospital
              Authority Revenue, (Group Pooled
              Financing Project) Series 1985,
              (PNC Bank LOC),
              1.000% 07/01/05**..................  $   14,300
  10,250    Sayre, Pennsylvania Health Care
              Facilities Authority Revenue, (VHA
              of Pennsylvania) Series 1985I
              (AMBAC Insured, Mellon Bank, N.A.
              SBPA),
              2.200% 12/01/20**..................      10,250
   1,760    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Revenue, (Bon-Ton Stores Project)
              Series 1992, AMT, (PNC Bank, N.A.
              LOC),
              2.450% 02/01/12**#.................       1,760
   1,315    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Revenue, (S. Grumbacher and Son
              Project) Series 1990, (PNC Bank,
              N.A. LOC),
              2.350% 02/01/12**#.................       1,315
                                                   ----------
                                                       88,111
                                                   ----------
            RHODE ISLAND -- 0.2%
   4,900    Rhode Island State Industrial
              Facilities Corporation IDR,
              (Precision Turned Components
              Project) Series 2000, (Bank of New
              York LOC),
              2.350% 05/01/11**..................       4,900
                                                   ----------
            SOUTH CAROLINA -- 4.2%
   4,000    Anderson County, South Carolina IDR,
              (Mikron Corporation Project) Series
              1998, AMT, (ABN AMRO Bank N.V.
              LOC),
              2.400% 11/01/12**#.................       4,000
   6,000    Beaufort County, South Carolina BAN,
              (South Carolina School District
              Enhancement Program) Series 2001,
              3.200% 04/24/02....................       6,019
   2,725    Beaufort County, South Carolina
              School District GO, (South Carolina
              School District Enhancement
              Program) Series 1999C,
              4.000% 02/01/02....................       2,727
   6,000    Berkeley County, South Carolina
              Exempt Facilities Industrial
              Revenue, (Amoco Chemical
              Corporation Project) Series 1997,
              AMT, (BP Amoco plc Guarantee),
              2.750% 04/01/27**..................       6,000
   4,850    Charleston County, South Carolina
              School District GO, (South Carolina
              School District Enhancement
              Program) Series 1999,
              4.000% 02/01/02....................       4,853

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    Cherokee County, South Carolina
              Industrial Revenue Refunding,
              (Holmberg Electronic Corporation
              Project) Series 1989, (Wachovia
              Bank of North Carolina, N.A. LOC),
              2.600% 11/01/04**#.................  $    1,000
  15,000    Florence County, South Carolina
              Hospital Revenue, (McLeod Regional
              Medical Center) Series 1985A, (FGIC
              Insured, First Union National Bank
              SBPA),
              2.300% 11/01/15**..................      15,000
   6,200    Greenville County, South Carolina
              Industrial Revenue, (Edgcomb Metals
              Company Project) Series 1984,
              (Wells Fargo Bank LOC),
              2.300% 08/01/09**#.................       6,200
   5,000    Piedmont Municipal Power Agency South
              Carolina Revenue Refunding, Series
              1997C, (MBIA Insured, Credit Suisse
              First Boston SBPA),
              2.250% 01/01/19**..................       5,000
   3,540    South Carolina Jobs Economic
              Development Authority Development
              Revenue, (Spartanburg YMCA Project)
              Series 1996, (First Union National
              Bank LOC),
              2.350% 06/01/18**#.................       3,540
  24,995    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (St. Francis
              Bon Secours Hospital Project)
              Series 2000PT-503, (Merrill Lynch
              Guarantee and SBPA),
              2.550% 11/15/30**(++)(++)..........      24,995
   3,000    South Carolina Jobs Economic
              Development Authority Health
              Facilities Revenue, (Greenville
              Baptist Retirement Community
              Project) Series 1997, (Wachovia
              Bank of North Carolina, N.A. LOC),
              2.250% 10/01/19**#.................       3,000
   2,800    South Carolina Jobs Economic
              Development Authority IDR, (Banks
              Construction Company Project)
              Series 1999, AMT, (Wachovia Bank,
              N.A. LOC),
              2.350% 05/01/09**#.................       2,800
     400    South Carolina Jobs Economic
              Development Authority IDR,
              (Chambers Oakridge Landfill
              Project) Series 1990, AMT, (Morgan
              Guaranty Trust LOC), 2.350%
              12/01/01**#........................         400
                                                   ----------
                                                       85,534
                                                   ----------
            SOUTH DAKOTA -- 0.3%
     430    South Dakota Economic Development
              Financing Authority IDR Refunding,
              (Lomar Development Company Project)
              Series 1996B, AMT, (US Bank, N.A.
              LOC),
              2.700% 08/01/08**#.................         430

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            SOUTH DAKOTA -- (CONTINUED)
 $ 5,935    South Dakota Housing Development
              Authority Revenue, Series 2001
              PT-572, AMT, (Banco Santader
              Central SBPA),
              2.430% 05/01/10##..................  $    5,935
                                                   ----------
                                                        6,365
                                                   ----------
            TENNESSEE -- 4.8%
   8,500    Bristol, Tennessee Health and
              Education Facilities Revenue,
              Series 1995A, (FGIC Insured,
              Citibank SBPA),
              2.350% 02/28/14**##(++)(++)........       8,500
  20,600    Collierville, Tennessee Industrial
              Development Board Revenue, (St.
              Georges High School Project) Series
              2001, (AmSouth Bank of Alabama,
              N.A. LOC),
              2.350% 08/01/31**..................      20,600
   1,900    Dickson County, Tennessee Industrial
              Development Board Revenue, (The
              Jackson Foundation-Renaissance
              Learning Center Project) Series
              1997, (SunTrust Bank of Nashville
              LOC),
              2.350% 11/01/12**#.................       1,900
   6,105    Franklin County, Tennessee Health and
              Educational Facilities Board
              Revenue, (University of the South
              Project) Series 1998B, (AmSouth
              Bank of Alabama, N.A. LOC),
              2.380% 09/01/18**..................       6,105
  18,785    Johnson City, Tennessee Health and
              Educational Facilities Board
              Hospital Revenue, Series 2001
              PT-560, (Merrill Lynch Guarantee
              and SBPA),
              2.550% 07/01/26**##(++)(++)........      18,785
   7,420    Memphis, Tennessee Center City
              Revenue Finance Corporation
              Multi-Family Housing Revenue,
              (Riverset Apartments Project)
              Series 1998 PT-1019, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              2.580% 10/01/19**##(++)(++)........       7,420
   9,020    Metropolitan Government Nashville and
              Davidson County, Tennessee Health
              and Education Facilities Board
              Revenue, (Adventist/Sunbelt
              Retirement Project) Series 1996A,
              (SunTrust Bank of Central Florida
              LOC),
              2.300% 11/15/26**..................       9,020
   3,700    Monroe County, Tennessee Industrial
              Development Board IDR, (American
              Transit Corporation Project) Series
              1986, (BankBoston LOC),
              2.350% 08/01/06**#.................       3,700
   4,900    Shelby County, Tennessee Health and
              Education Facilities Board Revenue,
              (Southern College of Optometry
              Project) Series 2001, (Allied Irish
              Bank plc LOC),
              2.380% 06/01/26**..................       4,900

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 1,400    Springfield, Tennessee Industrial
              Development Board Revenue, (All
              American Homes of Tennessee
              Project) Series 1994, AMT, (Bank
              One of Michigan, N.A. LOC),
              2.550% 11/01/09**#.................  $    1,400
  14,400    Tennessee Volunteer State Student
              Funding Corporation Student Loan
              Revenue, Series 1998A-2, AMT,
              (State Street Bank and Trust LOC),
              2.300% 12/01/23**..................      14,400
                                                   ----------
                                                       96,730
                                                   ----------
            TEXAS -- 8.3%
  11,500    Brazos River Authority, Texas PCR
              Refunding, (Texas Utilities
              Electric Company Project) Series
              1999C, AMT, (Bank of New York LOC),
              2.250% 03/01/32**..................      11,500
   7,650    Coastal Bend, Texas Health Facilities
              Development Corporation Revenue,
              (Incarnate Word Health Services
              Project) Series 1998B, (AMBAC
              Insured, Bank One SBPA),
              2.320% 08/15/28**..................       7,650
  16,180    Dallas-Fort Worth, Texas
              International Airport Facility
              Revenue, (Flightsafety Project)
              Series 1999, AMT, (OBH, Inc.
              Guarantee),
              2.350% 07/01/32**#.................      16,180
   9,600    Grand Prairie, Texas Housing Finance
              Multi-Family Housing Revenue,
              (Lincoln Property), Series 1993,
              (GE Credit Corporation Guarantee),
              2.300% 06/01/10**..................       9,600
   2,300    Grapevine, Texas Industrial
              Development Corporation Airport
              Revenue, (Southern Air
              Transportation Project) Series
              1993, (Bank One Texas, N.A. LOC),
              2.300% 03/01/10**..................       2,300
   1,600    Gulf Coast, Texas Industrial
              Development Authority Marine
              Terminal Revenue, (Amoco Oil
              Company Project) Series 1993, AMT,
              (BP Amoco plc Guarantee),
              2.750% 04/01/28**#.................       1,600
   3,400    Gulf Coast, Texas Waste Disposal
              Authority PCR, (Amoco Oil Company
              Project) Series 1994, AMT, (BP
              Amoco plc Guarantee),
              2.750% 06/01/24**..................       3,400
  14,680    Mesquite,Texas Independent School
              District GO, Series 2000, (Texas
              Permanent School Fund Guarantee,
              Morgan Guaranty Trust SBPA),
              2.350% 08/15/25**..................      14,680

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $10,000    Northside, Texas Independent School
              District GO, Series 2001A, (Texas
              Permanent School Fund Guarantee,
              Dexia Public Finance Bank, N.A.
              SBPA) Mandatory Put 08/01/02,
              3.000% 08/01/31....................  $   10,033
   1,200    Nueces County, Texas Health
              Facilities Development Corporation
              Revenue, (Driscoll Foundation
              Childrens Hospital Project) Series
              1985, (Bank One of Texas, N.A.
              LOC),
              2.500% 07/01/15**..................       1,200
   7,495    Plano, Texas Independent School
              District, Series 2001-Putters
              Series 178, (Texas Permanent Fund
              Insured, Morgan Guaranty Trust
              SBPA),
              2.380% 02/15/09**#.................       7,495
   2,525    Sabine River Authority,Texas, (Texas
              Utilities Electric Company Project)
              Series 1995A, AMT, (Morgan Guaranty
              Trust LOC),
              2.800% 04/01/30**..................       2,525
   9,000    San Antonio, Texas Education Facility
              Corporation Revenue, (University of
              the Incarnate World Project) Series
              2001, (Bank One Texas, N.A. LOC),
              2.370% 12/01/21**..................       9,000
   8,000    Sulphur Springs, Texas IDR, (Hon
              Industries Inc., Project) Series
              1985, (Northern Trust Company LOC),
              2.300% 12/01/13**#.................       8,000
   5,700    Tarrant County, Texas Housing Finance
              Corporation Revenue Refunding,
              (Multi-Family Sierra Springs
              Apartments Project) Series 1999,
              (FNMA Collateral Agreement),
              2.200% 02/15/27**..................       5,700
   6,700    Texas State Department Housing and
              Community Affairs Multi-Family
              Revenue, (High Point III), (FNMA
              Collateral Agreement),
              2.200% 02/01/23**..................       6,700
  40,000    Texas State TRAN, GO, Series 2001A,
              3.750% 08/29/02....................      40,451
   1,000    Trinity River, Texas Industrial
              Development Authority Revenue,
              (Toys R Us - Nytex Inc. Project)
              Series 1984, (Bankers Trust Company
              LOC),
              2.575% 11/01/14**#.................       1,000
   8,135    Williamson County, Texas Putable
              Receipts, Series 1988, (FSA
              Insured, Morgan Guaranty Trust
              SBPA),
              2.380% 02/15/21**..................       8,135
                                                   ----------
                                                      167,149
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            UTAH -- 1.8%
 $ 9,900    Intermountain Power Agency, Utah
              Power Supply Revenue, Municipal
              Trust Receipts, Series 1996CMC-4,
              (FSA Insured, Chase Manhattan
              SBPA),
              2.350% 07/01/03**#(++)(++).........  $    9,900
   8,170    Provo City, Utah Housing Authority,
              (Multi-Family Branbury Park
              Project) Series 1987A, (Bank One of
              Arizona LOC),
              2.440% 12/01/10**..................       8,170
   5,500    Salt Lake County, Utah TRAN, Series
              2001,
              3.500% 12/28/01....................       5,511
   8,000    Utah State Housing Financing Agency
              Revenue,Series 1998PT-209, AMT,
              (FHA Insured, VA Mortgages,
              Bayerische Hypotheken und
              Vereinsbank SBPA),
              2.430% 07/01/06**..................       8,000
   4,000    West Valley City, Utah Industrial
              Development Authority Revenue,
              (Johnson Matthey, Inc. Project)
              Series 1987, (HSBC Bank USA LOC),
              2.800% 12/01/11**..................       4,000
                                                   ----------
                                                       35,581
                                                   ----------
            VERMONT -- 1.0%
  10,800    Vermont Educational and Health
              Buildings Financing Agency Revenue,
              (Middlebury College Project) Series
              1988A, Mandatory Put 11/01/01,
              4.400% 11/01/27....................      10,800
  10,300    Vermont Industrial Development
              Authority Revenue, (Ryegate Wood
              Energy Company Project) Series
              1990, AMT, (ABN AMRO Bank, N.V.
              LOC),
              2.350% 12/01/15**..................      10,300
                                                   ----------
                                                       21,100
                                                   ----------
            VIRGINIA -- 3.2%
   5,600    Albemarle County, Virginia Industrial
              Development Authority Health
              Services Revenue, (University of
              Virginia Health Services Foundation
              Project) Series 1996, (First Union
              National Bank LOC),
              2.250% 02/01/26**..................       5,600
  10,200    Culpeper, Virginia Industrial
              Development Authority Residential
              Care Facilities Revenue, (Virginia
              Baptist Homes Project) Series 2000,
              (First Union National Bank LOC),
              2.250% 08/01/30**..................      10,200
  20,000    Fairfax County, Virginia Economic
              Development Authority Revenue,
              (Flint Hill School Project) Series
              2000, (First Union National Bank
              LOC),
              2.250% 10/01/25**..................      20,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 5,925    Madison County, Virginia Industrial
              Development Authority Revenue,
              (Madison Wood Preservers Project)
              Series 1998, AMT, (Wachovia Bank of
              North Carolina LOC),
              2.350% 06/01/13**#.................  $    5,925
  13,080    Virginia Beach, Virginia Development
              Authority Multi-Family Housing
              Revenue, (Briarwood Apartments
              Project) Series 1999PT-1146,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              2.430% 04/01/23**##(++)(++)........      13,080
   9,490    Virginia College Building Authority
              Virginia Educational Facilities
              Revenue, Series 1999-Putters 134,
              (FSA Insured, JP Morgan Chase
              SBPA),
              2.380% 09/01/07**#.................       9,490
   1,075    Winchester, Virginia Industrial
              Development Authority Revenue,
              (Midwesco Filter Resource, Inc.
              Project) Series 1995, (Harris Trust
              & Savings Bank LOC),
              2.600% 08/01/07**..................       1,075
                                                   ----------
                                                       65,370
                                                   ----------
            WASHINGTON -- 2.2%
     500    Port of Skagit County, Washington
              Industrial Development Corporation
              Revenue, (Cascade Clear Water
              Company Project) Series 1995, AMT,
              (Key Bank, N.A. LOC),
              2.500% 12/01/20**#.................         500
  25,000    Seattle, Washington Municipal Light
              and Power Revenue, Series 1991A,
              (Morgan Guaranty Trust LOC),
              2.150% 05/01/16**..................      25,000
  19,865    Washington State Motor Fuel Tax GO,
              Series 2000 PT-433, (Merrill Lynch
              SBPA), 2.380%
              06/01/08**#(++)(++)................      19,865
                                                   ----------
                                                       45,365
                                                   ----------
            WEST VIRGINIA -- 1.7%
     400    Ohio County, West Virginia IDR, (Ohio
              Valley -- Clarksburg Drug Company
              Project) Series 1986, AMT, (PNC
              Bank of Ohio, N.A. LOC),
              2.450% 12/01/01**#.................         400
  10,000    Pleasants County, West Virginia
              County Commission IDR, (Simex, Inc.
              Building Project) Series 1999, AMT,
              (PNC Bank, N.A. LOC),
              2.450% 12/01/19**..................      10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            WEST VIRGINIA -- (CONTINUED)
 $20,360    West Virginia Public Energy Authority
              Revenue, (Morgantown Energy
              Project) Series 1998, (FSA Insured,
              BNP Paribas SBPA),
              2.480% 01/01/03**..................  $   20,360
   4,000    West Virginia State Hospital
              Financing Authority Revenue, Series
              1985C, (AMBAC Insured, Mellon Bank,
              N.A. SPA),
              2.250% 12/01/25**..................       4,000
                                                   ----------
                                                       34,760
                                                   ----------
            WISCONSIN -- 5.2%
  18,000    Kenosha, Wisconsin Unified School
              District No. 001 TRAN, Series
              2000A,
              4.750% 10/05/01....................      18,001
   8,900    Menomonee Falls, Wisconsin School
              District, TRAN, Series 2001,
              2.750% 08/22/02....................       8,914
     350    Milwaukee, Wisconsin IDR, (Mandel
              Company Project) Series 1997, AMT,
              (US Bank, N.A. LOC),
              2.700% 04/01/07**..................         350
   3,850    Pleasant Prairie, Wisconsin IDR,
              (Nucon Corporation Project) Series
              1995, AMT, (American National Bank
              & Trust Company LOC),
              2.350% 02/01/22**#.................       3,850
   7,500    West Allis, Wisconsin Revenue (State
              Fair Park Exposition Center
              Project) Series 2001, (Firstar
              Bank, N.A. LOC),
              2.350% 08/01/28**..................       7,500
  32,100    Wisconsin State Health and
              Educational Facilities Authority
              Revenue, (St. Luke's Medical Center
              Project) Series 1987, (First
              National Bank of Chicago LOC),
              2.250% 12/01/17**#.................      32,100
  25,000    Wisconsin State Operating Notes,
              Series 2001,
              3.750% 06/17/02....................      25,225
  10,000    Wisconsin State,
              2.795% 08/01/02....................      10,000
                                                   ----------
                                                      105,940
                                                   ----------
            WYOMING -- 0.5%
  10,000    Wyoming State Education Fund Revenue,
              TRAN, Series 2001B,
              3.500% 06/27/02....................      10,063
                                                   ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,960,505)..................   1,960,505
                                                   ----------

                                                   VALUE
                                                   (000)
-----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $1,960,505*)........   96.9%   $1,960,505
                                                 ----------
          OTHER ASSETS AND LIABILITIES
            (NET).....................    3.1%
          Cash................................   $      551
          Receivable for investment securities
            sold..............................      122,200
          Receivable for Fund shares sold.....        5,728
          Interest receivable.................        7,295
          Payable for Fund shares redeemed....      (28,082)
          Investment advisory fee payable.....         (250)
          Administration fee payable..........          (36)
          Shareholder servicing and
            distribution fees payable.........         (687)
          Distributions payable...............       (3,301)
          Payable for investment securities
            purchased.........................      (39,737)
          Accrued Trustees' fees and
            expenses..........................          (50)
          Accrued expenses and other
            liabilities.......................         (226)
                                                 ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).............................       63,405
                                                 ----------
          NET ASSETS..................  100.0%   $2,023,910
                                                 ==========
          NET ASSETS CONSIST OF:
          Accumulated net realized loss on
            investments sold..................   $      (32)
          Paid-in capital.....................    2,023,942
                                                 ----------
          NET ASSETS..........................   $2,023,910
                                                 ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                   VALUE
-----------------------------------------------------------
          NET ASSET VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE
          CAPITAL CLASS SHARES:
          ($377,981,389 / 378,160,550 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----
          TRUST CLASS SHARES:
          ($506,071,623 / 506,045,325 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----
          LIQUIDITY CLASS SHARES:
          ($51,401,050 / 51,398,081 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----
          ADVISER CLASS SHARES:
          ($156,269,376 / 156,319,286 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----
          INVESTOR CLASS SHARES:
          ($52,144,579 / 52,186,448 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----
          MARKET CLASS SHARES:
          ($172,035,317 / 172,027,315 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----
          DAILY CLASS SHARES:
          ($616,299,539 / 616,273,756 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----
          SERVICE CLASS SHARES:
          ($87,800,689 / 87,800,010 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----
          INVESTOR B SHARES:
          Net asset value and offering price
            per share(a)
          ($105,059 / 105,056 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----
          INSTITUTIONAL SHARES:
          ($3,801,433 / 3,800,775 shares
            outstanding)......................        $1.00
                                                      -----
                                                      -----

---------------

 * Aggregate cost for federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2001. These securities are subject to demand features of either one, seven or thirty days.

 (++) Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 (a) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Nations Municipal Reserves had the following industry concentrations greater than 10% at September 30, 2001 (as a percentage of net assets):

   HealthCare Revenue                                                  21.95%
   Education Revenue                                                   16.47%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 93.8%
            CALIFORNIA -- 85.9%
$  3,530    Alameda-Contra Costa County,
              California Schools Financing
              Authority Certificates of
              Participation, (Capital
              Improvements Financing Project)
              Series 1997B, (Canadian Imperial
              Bank of Commerce LOC), 2.250%
              07/01/23**........................  $    3,530
   2,800    Alameda-Contra Costa County,
              California Schools Financing
              Authority Certificates of
              Participation, (Capital
              Improvements Financing Project)
              Series 2000F, (KBC Bank N.V. LOC),
              2.250% 08/01/23**.................       2,800
   1,900    Alameda-Contra Costa County,
              California Schools Financing
              Authority Certificates of
              Participation, (Capital
              Improvements Financing Project)
              Series 2000I, (AMBAC Insured, KBC
              Bank N.V. SBPA), 2.250%
              08/01/29**........................       1,900
   6,480    Alameda County, California Corridor
              Transportation Authority Revenue,
              Series 1999CMC-1, (MBIA Insured),
              2.350% 10/13/13**##(--)...........       6,480
  10,575    Alameda-Contra Costa, California
              School Financing Authority,
              Certificate of Participation,
              Series 1999G, (AMBAC Insured),
              2.200% 08/01/24**.................      10,575
     780    Anaheim, California Certificates of
              Participation, Series 1993, (Ambac
              Insured, ABN AMRO Bank N.V., SPA),
              2.200% 08/01/19**.................         780
   7,500    Anaheim, California Housing
              Authority Multi-Family Housing
              Revenue, Series 1990, (FNMA
              Collateral Agreement Liquidity),
              2.250% 08/01/20**.................       7,500
   6,900    Anaheim, California Unified High
              School District Certificates of
              Participation, (School Faculty
              Bridging Funding Project) Series
              1999, (FSA Insured, First Union
              National Bank SBPA), 2.350%
              09/01/13**........................       6,900
   2,400    Barstow, California Multi-Family
              Revenue Refunding, (Desert Vista
              Apartments Project) Series 1991,
              (Redlands Federal Bank LOC, FHLB
              LOC), 2.300% 12/01/20**...........       2,400
   8,105    California Educational Facilities
              Authority Revenue, (Stanford
              University Project) Series 1999,
              (Merrill Lynch & Company Insured),
              2.080% 06/01/21**##(--)...........       8,105
  14,275    California Educational Facilities
              Authority Revenue, Series 2000A,
              (Societe Generale LOC), 2.130%
              10/01/27**##(--)..................      14,275

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$ 15,100    California GO, (AMBAC Insured,
              Citibank LOC), 2.130%
              04/01/04**##(--)..................  $   15,100
  15,000    California GO, (JP Morgan Chase
              Insured, Bayerische Landesbank
              LOC), 2.500% 10/12/01.............      15,000
   5,500    California GO, (JP Morgan Chase
              Insured, Bayerische Landesbank
              LOC), 2.600% 10/23/01.............       5,500
   4,800    California GO, (JP Morgan Chase
              Insured, Bayerische Landesbank
              LOC), 2.250% 10/24/01.............       4,800
  21,000    California GO, (JP Morgan Chase
              Insured, Bayerische Landesbank
              LOC), 2.400% 11/06/01.............      21,000
  10,000    California GO, (MBIA Insured,
              Citibank LOC), 2.130%
              02/01/06**##(--)..................      10,000
  13,085    California GO, Series 1999, (MBIA
              Insured, Merrill Lynch & Company
              Insured), 2.130%
              12/01/18**##(--)..................      13,085
  12,200    California Golden Empire Schools
              Financing Authority Revenue, (Kern
              High School District) Series
              1995B, (Bank of New York LOC,
              California State Teachers
              Retirement LOC), 2.250%
              12/01/24**........................      12,200
   4,000    California Health Facilities
              Financing Authority Revenue,
              (Adventist Health Systems Project)
              Series 1998A, (MBIA Insured,
              California State Teachers
              Retirement SPA), 2.550%
              09/01/28**........................       4,000
   4,450    California Health Facilities
              Financing Authority Revenue,
              (Adventist Health Systems Project)
              Series 1998B, (MBIA Insured,
              California State Teachers
              Retirement SPA), 2.550%
              09/01/28**........................       4,450
  10,995    California Health Facilities
              Financing Authority Revenue,
              Series 1998CMC-6, (FSA Insured, JP
              Morgan Chase Insured), 2.350%
              06/01/12**##(--)..................      10,995
   6,365    California Health Facilities
              Financing Authority Revenue,
              Series 1999, (Merrill Lynch &
              Company), 2.280%
              12/01/25**##(--)..................       6,365
  11,950    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              (MBIA Insured), 2.130%
              08/01/10**##(--)..................      11,950
   2,000    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              Series 1992, (MBIA Insured),
              2.180% 08/01/10**.................       2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  3,270    California Housing Finance Agency
              Multi-Unit Rental Housing Revenue,
              Series 1992A, (MBIA Insured),
              3.150% 08/01/08**.................  $    3,270
   2,400    California Housing Finance Agency
              Revenue, Series 1995, (MBIA
              Insured, Merrill Lynch & Company
              Insured), 2.150%
              08/01/26**##(--)..................       2,400
   3,400    California Housing Finance Agency
              Revenue, Series 2000G, AMT, (FSA
              Insured, Commerzbank LOC), 2.300%
              08/01/31**........................       3,400
  33,775    California Housing Finance Agency
              Revenue, Series 2001I, 2.950%
              06/14/02..........................      33,775
   5,300    California Pollution Control
              Financing Authority Resource
              Recovery Revenue, (Burney Forest
              Products Project) Series 1988,
              (Fleet Bank, N.A. LOC), 2.600%
              09/01/20**........................       5,300
   4,845    California Pollution Control
              Financing Authority Resource
              Recovery Revenue, (OMS Equity
              Stanislaus Project) Series 1987,
              AMT, (Westdeutsche Landesbank
              LOC), 2.550% 12/01/17**...........       4,845
   1,700    California Pollution Control
              Financing Authority Solid Waste
              Disposal Revenue, (Santa Clara
              Valley Industries Project) Series
              1998A, AMT, (Comerica Bank LOC),
              2.300% 03/01/18**.................       1,700
   9,200    California Pollution Control
              Financing Authority Solid Waste
              Disposal Revenue, (Shell
              Oil - Martinez Refining Company
              Project) Series 1994A, AMT, (Shell
              Oil Insured), 2.500% 10/01/24**...       9,200
   3,000    California Pollution Control
              Financing Authority Solid Waste
              Disposal Revenue, (Shell
              Oil-Martinez Refining Company
              Project) Series 1996A, AMT, (Shell
              Oil Insured), 2.500% 10/01/31**...       3,000
 100,000    California School Cash Reserve
              Program Authority, Series 2001A,
              (AMBAC Insured), 4.000%
              07/03/02..........................     100,991
  10,900    California School Facilities
              Financing Corporation,
              Certificates of Participation,
              Series 1998A, (Bayerische
              Hypotheken und Vereinsbank LOC),
              2.300% 07/01/22**.................      10,900
   1,195    California School Facilities
              Financing Corporation,
              Certificates of Participation,
              Series 1998B, (Bayerische
              Hypotheken und Vereinsbank LOC),
              2.300% 07/01/24**.................       1,195

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  5,000    California South Placer Wastewater
              Authority Wastewater Revenue,
              Series 2000B, (FGIC Insured, FGIC
              SBPA), 2.200% 11/01/35**..........  $    5,000
  15,000    California State Department of Water
              Resources Revenue, Series 2001K1,
              (Landesbank Hessen-Thueringen
              LOC), 2.350% 10/31/04**##(--).....      15,000
   6,000    California State Floating Rate
              Receipts, Series 1997SG-91, (FGIC
              Insured, Societe Generale LOC),
              2.130% 10/01/21**##(--)...........       6,000
  15,950    California State GO, Municipal Trust
              Receipts, Series 1997SGA-54,
              (AMBAC Insured, Societe Generale
              SBPA), 2.350% 06/01/21**##(--)....      15,950
  40,296    California State, Revenue
              Anticipation Notes, Series 2001,
              3.250% 06/28/02...................      40,296
  10,000    California State, Revenue
              Anticipation Notes, Series 2001C,
              .000% 06/28/02**..................      10,000
   2,495    California State, Series 1999-132,
              (FGIC Insured, JP Morgan Chase
              Insured), 2.280% 04/01/08**##.....       2,495
  10,465    California Statewide Communities
              Development Authority Certificates
              of Participation Revenue
              Refunding, (House Ear Institute
              Project) Series 1993, (Morgan
              Guaranty Trust LOC), 2.600%
              12/01/18**........................      10,465
   4,000    California Statewide Communities
              Development Authority Certificates
              of Participation, (Sutter Health
              Obligation Group Project) Series
              1995, (AMBAC Insured, KBC Bank
              N.V., SBPA), 2.500% 07/01/15**....       4,000
   8,700    California Statewide Communities
              Development Authority Multi-Family
              Housing Revenue, (Concord Green
              Apartments Project) Series 1998S,
              (FHLB LOC), 2.350% 06/01/28**.....       8,700
   4,000    California Statewide Communities
              Development Authority Multi-Family
              Housing Revenue, (Oakmont Senior
              Living Project) Series 2001Y, AMT,
              (East West Bank LOC, FHLB LOC),
              2.350% 08/01/31**.................       4,000
   4,600    California Statewide Communities
              Development Authority Multi-Family
              Housing Revenue, (Pittsburg Plaza
              Apartments Project) Series 1997K,
              AMT, (East West Bank LOC, FHLB
              LOC), 2.350% 09/01/27**...........       4,600

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  1,400    California Statewide Communities
              Development Authority Revenue
              Certificates of Participation,
              (John Muir/MT Diablo Healthcare
              Project) Series 1997, (AMBAC
              Insured, Chase Manhattan Bank
              SBPA), 2.550% 08/15/27**..........  $    1,400
   4,800    California Statewide Communities
              Development Authority Solid Waste
              Facilities Revenue, (Chevron USA
              Inc. Project) Series 1994, AMT,
              (GTY-AGMT, Chevron Corporation),
              2.500% 12/15/24**.................       4,800
   2,500    Carlsbad, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Program) Series
              2001, (FSA Insured, First Union
              National Bank SBPA), 2.350%
              09/01/24**........................       2,500
   4,000    East Bay Municipal Utility District
              Water, (Westdeutsche Landesbank
              LOC), 2.250% 10/02/01.............       4,000
  10,000    East Bay Municipal Utility District
              Water, (Westdeutsche Landesbank
              LOC), 2.050% 10/17/01.............      10,000
   7,000    East Bay Municipal Utility District
              Water, (Westdeutsche Landesbank
              LOC), 2.000% 11/20/01.............       7,000
   8,200    Elsinore Valley, California
              Municipal Water District
              Certificates of Participation,
              Series 2000A, (FGIC Insured, FGIC
              SPBA), 2.250% 07/01/29**..........       8,200
   4,800    Eureka, California United School
              District Revenue, Series 2001,
              3.250% 08/30/02...................       4,811
   4,000    Fremont, California Multi-Family
              Housing Revenue, (Creekside
              Village Apartments Project) Series
              1985D, (KBC Bank N.V. LOC), 2.250%
              09/01/07**........................       4,000
   3,090    Fremont, California Multi-Family
              Housing Revenue, (Mission Wells
              Project) Series 1985E, (Credit
              Lyonnais LOC, Bayerische
              Landesbank LOC), 2.350%
              09/01/14**........................       3,090
   7,010    Garden Grove, California Housing
              Authority Multi-Family Revenue,
              Series 2001, (GNMA Collateral,
              Merrill Lynch Liquidity Facility),
              2.150% 03/21/02**(--).............       7,010
  13,100    Glendale, California Certificates of
              Participation, (Police Building
              Project) Series 2000, (Morgan
              Guaranty Trust SBPA), 2.200%
              06/01/30**........................      13,100
   9,700    Golden Gate Bridge Highway and
              Transportation District, 2.350%
              02/12/02..........................       9,700

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  4,500    Hayward, California Multi-Family
              Housing Revenue, (Timbers
              Apartments Project) Series 1998A,
              AMT, (Fannie Mae Liquidity
              Facility), 2.270% 03/01/33**......  $    4,500
   4,495    Indio, California Multi-Family
              Housing Revenue, (Western Federal
              Savings Project) Series 1985,
              (Wells Fargo and Company LOC),
              2.400% 06/01/05**.................       4,495
   2,500    Irvine Ranch, California Water
              District (Capital Improvement
              District No. 282 Project), Series
              1988A, (Landesbank Hessen
              Thueringen LOC), 2.450%
              11/15/13**........................       2,500
   1,400    Irvine Ranch, California Water
              District Certificates of
              Participation, (Capital
              Improvement Project) Series 1986,
              (Toronto Dominion Bank LOC),
              2.450% 08/01/16**.................       1,400
   3,285    Irvine Ranch, California Water
              District GO, (Capital Improvement
              District Project) Series 1989,
              (Toronto Dominion Bank LOC),
              2.550% 06/01/15**.................       3,285
   1,800    Irvine Ranch, California Water
              District GO, Series 1988A,
              (Landesbank Hessen-Thueringen
              LOC), 2.450% 11/15/13**...........       1,800
   3,500    Irvine Ranch, California Water
              District GO, Series 1988A,
              (Landesbank Hessen-Thueringen
              LOC), 2.450% 11/15/13**...........       3,500
   9,700    Irvine Ranch, California Water
              District GO, Series 1995,
              (Commerzbank A.G. LOC), 2.450%
              01/01/21**........................       9,700
   2,600    Irvine Ranch, California Water
              District Revenue, Series 1985,
              (Landesbank Hessen-Thueringen
              LOC), 2.500% 10/01/05**...........       2,600
   1,800    Irvine Ranch, California Water
              District Revenue, Series 1985,
              (Landesbank Hessen-Thueringen
              LOC), 2.500% 10/01/10**...........       1,800
   2,300    Irvine Ranch, California Water
              District Revenue, Series 1991,
              (Toronto Dominion Bank LOC),
              2.500% 08/01/16**.................       2,300
  10,256    Irvine, California Revenue
              Improvement Bond Act of 1915,
              (Assessment District No. 87-8
              Project) Series 1999, (KBC Bank
              N.V. LOC), 2.500% 09/02/24**......      10,256
   1,600    Irvine, California Revenue
              Improvement Bond Act of 1915,
              (Assessment District No. 97
              Project) Series 1997-16, (Societe
              Generale LOC), 2.500%
              09/02/22**........................       1,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  6,000    Irvine, California Revenue
              Improvement Bond Act of 1915,
              (Assessment District No. 97-17
              Project) Series 1998, (Bayerische
              Hypo-Und Vereinsbank LOC), 2.500%
              09/02/23**........................  $    6,000
  13,000    Long Beach, California GO, 2.230%
              05/15/15**##(--)..................      13,000
   1,060    Long Beach, California Harbor
              Revenue, Series 2000PA-651, AMT,
              (FGIC Insured, Merrill Lynch
              Liquidity Facility), 2.150%
              05/15/19**##(--)..................       1,060
   9,995    Long Beach, California Municipal
              Securities Trust Receipts Revenue,
              Series 1998CMC-1, 2.400%
              05/15/07**##(--)..................       9,995
  15,000    Los Angeles County, California
              Capital Asset Lease Corporation,
              2.150% 02/11/02...................      15,000
   4,000    Los Angeles County, California
              Certificates of Participation,
              (Schools Pooled Financing Project)
              Series 2000B, 5.000% 10/02/01.....       4,000
  16,170    Los Angeles County, California
              Metropolitan Transportation
              Authority Revenue, Series
              1996SGB-3, (FSA Insured, Societe
              Generale Liquidity Facility),
              2.130% 07/01/16**#................      16,170
  15,320    Los Angeles County, California
              Metropolitan Authority Sales Tax
              Revenue, Series 1996, (MBIA
              Insured, Societe Generale
              Liquidity Facility), 2.080%
              07/01/18**##(--)..................      15,320
  13,240    Los Angeles County, California
              Pension Obligation Revenue
              Refunding, Series 1996B, (AMBAC
              Insured, Dexia Credit Local de
              France SBPA), 2.200% 06/30/07**...      13,240
   4,600    Los Angeles County, California
              Pension Obligation Revenue
              Refunding, Series 1996C, (AMBAC
              Insured, Bank of Nova Scotia
              SBPA), 2.200% 06/30/07**..........       4,600
  30,000    Los Angeles County, California
              Schools Pooled Financing Program
              Participation Certificates GO,
              Series 2001A, (FSA Insured),
              3.500% 07/01/02...................      30,179
   5,300    Los Angeles County, California
              Transportation Commission Sales
              Tax Revenue Refunding, Series
              1992A, (FGIC Insured, Bayerische
              Landesbank SBPA), 2.200%
              07/01/12**........................       5,300
  15,000    Los Angeles, California GO, TRAN,
              3.500% 06/28/02...................      15,103

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  1,865    Los Angeles, California Industrial
              Development Authority IDR, (Delta
              Tau Data Systems, Inc. Project)
              Series 1998, AMT, (City National
              Bank LOC, California State
              Teachers Retirement LOC), 2.050%
              08/01/23**........................  $    1,865
   4,500    Los Angeles, California Multi-Family
              Housing Revenue, (Fountain Park
              Phase II Project) Series 2000B,
              2.300% 03/15/34**.................       4,500
  22,100    Los Angeles, California Multi-Family
              Housing Revenue, (Fountain Park
              Project) Series 1999P, AMT, 2.300%
              04/15/33**........................      22,100
  10,000    Los Angeles, California Wastewater
              Systems Revenue, Series
              1996SGA-26, (MBIA Insured, Societe
              Generale SBPA), 2.300%
              06/01/24**##(--)..................      10,000
  18,900    Los Angeles, California Wastewater
              Systems, 2.500% 10/09/01..........      18,900
   4,500    Los Angeles, California Wastewater
              Systems, 2.550% 11/08/01..........       4,500
  10,200    Los Angeles, California Water &
              Power Revenue, Series 2001B-2,
              (Westdeutche Landesbank
              Girozentrale SBPA, State Street
              Bank SBPA), 2.350% 07/01/34**.....      10,200
  30,000    Los Angeles, California Water and
              Power Revenue, Series 2001B-3,
              (Westdeutsche Landesbank
              Girozentrale SBPA, State Street
              Bank SBPA), 2.350% 07/01/34**.....      30,000
  11,300    Metropolitan Water District of
              Southern California Waterworks
              Revenue, Series 2000B-1,
              (Westdeutsche Landesbank SBPA)
              2.450% 07/01/35**.................      11,300
   7,500    Oakland-Alameda County, California
              Coliseum Authority Lease Revenue,
              (Coliseum Project) Series 2000C-2,
              (Canadian Imperial Bank LOC,
              California State Teachers
              Retirement LOC), 2.200%
              02/01/25**........................       7,500
   6,000    Oceanside, California Multi-Family
              Revenue, (Riverview Springs
              Project) Series 1990A, (Bank One
              Arizona, N.A. LOC), 2.270%
              07/01/20**........................       6,000
  31,000    Orange County, California Apartment
              Development Revenue, (Bear Brand
              Apartments Project) Series 1985Z,
              (KBC Bank N.V. LOC), 2.250%
              11/01/07**........................      31,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$ 26,700    Orange County, California Housing
              Authority Apartment Development
              Revenue Refunding, (Oasis
              Martinique Project) Series 1998I,
              (FNMA Collateral Agreement),
              2.200% 06/15/28**.................  $   26,700
   8,000    Orange County, California Local
              Transit Authority, 2.500%
              10/09/01..........................       8,000
   4,200    Orange County, California Sanitation
              Districts Certificates of
              Participation, Series 1993, (AMBAC
              Insured, Societe Generale LOC),
              2.500% 08/01/16**.................       4,200
   4,000    Orange County, California Sanitation
              Districts Certificates of
              Participation, Series 2000A,
              (Dexia Public Finance Bank SBPA),
              2.500% 08/01/29**.................       4,000
   1,000    Orange County, California Sanitation
              Districts Certificates of
              Participation, Series 2000B,
              (Dexia Public Finance Bank SBPA),
              2.500% 08/01/30**.................       1,000
   8,076    Orange County, California Special
              Assessment Improvement Bond,
              (Assessment District No. 88
              Project) Series 1988-1, (Societe
              Generale LOC, KBC Bank N.V. LOC),
              2.550% 09/02/18**.................       8,076
  13,000    Orange County, California Special
              Financing Authority Revenue,
              Series 1995B, (AMBAC Insured,
              First Union National Bank SBPA),
              2.000% 11/01/14**.................      13,000
   8,700    Orange County, California Special
              Financing Authority Revenue,
              Series 1995C, (AMBAC Insured,
              First Union National Bank SBPA),
              2.000% 11/01/14**.................       8,700
  23,200    Orange County, California Special
              Financing Authority Revenue,
              Series 1995C, (AMBAC Insured,
              First Union National Bank SBPA),
              2.000% 11/01/14**.................      23,200
  17,400    Orange County, California Special
              Financing Authority Revenue,
              Series 1995D, (AMBAC Insured,
              First Union National Bank SBPA),
              2.000% 11/01/14**.................      17,400
   1,100    Orange County, California, Water
              District Certificates of
              Participation, Series 1990B,
              (Bayerische Landesbank LOC),
              2.550% 08/15/15**.................       1,100

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  1,145    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997, (FSA Insured, National
              Westminster Bank SBPA), 2.350%
              09/01/08**........................  $    1,145
   1,925    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997, (FSA Insured, National
              Westminster Bank SBPA), 2.350%
              09/01/15**........................       1,925
   1,940    Paramount, California Unified School
              District Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997, (FSA Insured, National
              Westminster Bank SBPA), 2.350%
              09/01/27**........................       1,940
   6,000    Regents of the University of
              California, 2.550% 11/08/01.......       6,000
   3,000    Regents of the University of
              California, 2.150% 02/08/02.......       3,000
   3,000    Regents of the University of
              California, 2.400% 02/12/02.......       3,000
  15,000    Riverside County, California, 2.100%
              01/10/02..........................      15,000
   1,600    Riverside, California Electric
              Revenue, Series 1998, (AMBAC
              Insured, Chase Manhattan Bank
              Liquidity Facility), 2.350%
              10/01/11**##(--)..................       1,600
  30,000    Riverside-San Bernardino, California
              Housing and Finance Agency Lease
              Revenue, Series 2001A, (Societe
              Generale SBPA), 2.350%
              07/01/06**##......................      30,000
   4,500    Sacramento County, California
              Housing Authority Multi-Family
              Housing Revenue, (California Place
              Apartments Project) Series 2001B,
              (FNMA Collateral Agreement),
              2.270% 02/15/31**.................       4,500
   5,100    Sacramento County, California Multi-
              Family Housing Revenue, Series
              1985B, (Bank One Arizona, N.A.
              LOC), 2.200% 04/15/07**...........       5,100
  15,000    Sacramento County, California TRAN,
              Series 2000, 5.000% 10/04/01......      15,001
   1,000    Sacramento County, California TRAN,
              Series 2000, 5.250% 10/04/01......       1,000
   2,700    San Bernardino County, California
              Certificates of Participation,
              (County Center Refinancing
              Project) Series 1996, (Commerzbank
              AG LOC), 2.250% 07/01/15**........       2,700
  30,000    San Diego County and School
              District, TRAN, 3.500% 06/28/02...      30,184

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$ 23,730    San Diego, California Area Housing
              and Financing Agency Lease
              Revenue, Series 2001, (Societe
              Generale SBPA), 2.300%
              06/01/06**##(--)..................  $   23,730
  17,710    San Diego, California Housing
              Authority Multi-Family Housing
              Revenue, Series 2000, 2.130%
              04/01/26**##(--)..................      17,710
  18,515    San Diego, California Unified School
              District TRAN, Series 2000A,
              5.250% 10/04/01...................      18,517
   5,900    San Francisco Bay Area, California
              Toll Bridge Revenue, (San
              Francisco Bay Area Project) Series
              2001A, (AMBAC Insured, Bayerische
              Landesbank SBPA), 2.500%
              04/01/36**........................       5,900
  14,300    San Francisco City and County,
              California Airport Commission
              International Airport Revenue,
              Municipal Trust Receipts, Series
              1997SGA-50, AMT, (MBIA Insured,
              Societe Generale SBPA), 2.300%
              05/01/16**##(--)..................      14,300
  10,500    San Francisco City and County,
              California Airport Commission
              International Airport Revenue,
              Series 1996, 2.130%
              05/01/21**##(--)..................      10,500
   3,900    San Francisco City and County,
              California Redevelopment Agency
              Multi-Family Housing Revenue,
              (Bayside Village Project) Series
              1985B, (Bank One Arizona, N.A.
              LOC), 1.890% 12/01/05**...........       3,900
   8,025    San Francisco City and County,
              California Redevelopment Agency
              Multi-Family Housing Revenue,
              (Maria Manor Apartments Project)
              Series 2000F, (Citibank, N.A.
              LOC), 2.350% 12/01/33**...........       8,025
  16,640    San Francisco City and County,
              California Redevelopment Agency
              Multi-Family Housing Revenue,
              (Notre Dame Apartments Project)
              Series 2000G, (Citibank, N.A.
              LOC), 2.350% 12/01/33**...........      16,640
   8,900    San Francisco City and County,
              California Redevelopment Agency
              Multi-Family Housing Revenue,
              (South Harbor Project) Series
              1986, (Credit Local De France
              LOC), 2.450% 12/01/16**...........       8,900
  10,050    San Jose, California International
              Airport, 2.600% 10/12/01..........      10,050
  12,700    San Jose, California International
              Airport, 2.650% 10/12/01..........      12,700

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  4,800    Santa Ana, California Health
              Facilities Revenue, (Town and
              Country Project) Series 1990,
              (Banque Nationale de Paris LOC),
              2.600% 10/01/20**.................  $    4,800
  36,610    South Coast, California Local
              Education Agencies, TRAN, (GO of
              Participants), 3.250% 06/28/02....      36,774
  20,600    Southern California Public Power
              Authority Transmission Revenue,
              (Southern Transmission Project)
              Series 1991, (AMBAC Insured,
              Barclays Bank plc LOC), 2.200%
              07/01/19**........................      20,600
   4,030    Southern Kern, California Unified
              School District Certificates of
              Participation, (Building Program)
              Series 1998A, (FSA Insured, First
              Union National Bank SBPA), 2.350%
              09/01/26**........................       4,030
  13,400    Stainislaus, California
              Waste-to-Energy Financing Agency
              Solid Waste Facilities, (Ogden
              Martin System Project) Series
              2000, (MBIA Insured, Morgan
              Guaranty Trust SBPA), 2.150%
              01/01/10**........................      13,400
   5,900    Sweetwater, California Unified High
              School District Certificate of
              Participation, Series 2001, (FSA
              Insured, First Union National Bank
              SBPA), 2.350% 06/01/13**..........       5,900
   2,100    Turlock, California IRR District
              Certificates of Participation
              Revenue Refunding, Series 2001,
              (Societe Generale LOC), 2.550%
              01/01/31**........................       2,100
  17,566    Tustin, California Improvement Bond
              Act of 1915, (Reassessment
              District No. 95-2 Project) Series
              1996A, (KBC Bank N.V. LOC), 2.500%
              09/02/13**........................      17,566
   8,300    Vacaville, California Multi-Family
              Mortgage Revenue, Series 1988,
              2.200% 07/15/18**.................       8,300
   2,700    Vallecitos, California Water
              District Water Revenue,
              Certificates of Participation,
              (Oaks Reservoir Project) Series
              1998, (Credit Local de France
              LOC), 2.250% 07/01/30**...........       2,700
  15,900    Ventura County, California Public
              Financing Authority Revenue,
              2.500% 02/08/02...................      15,900
                                                  ----------
                                                   1,464,764
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves
  STATEMENT OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            PUERTO RICO -- 7.9%
$  8,505    Puerto Rico Commonwealth Highway and
              Transportation Authority Revenue,
              (AMBAC Insured, Merrill Lynch
              Liquidity Facility), 2.750%
              01/01/19**(--)....................  $    8,505
  21,330    Puerto Rico Commonwealth
              Infrastructure Financing
              Authority, Series 2000-2,
              (Toronto-Dominion Bank Liquidity
              Facility), 2.200%
              10/01/32**##(--)..................      21,330
   5,000    Puerto Rico Commonwealth
              Infrastructure Financing
              Authority, Series 2001, 2.730%
              07/01/27**(--)....................       5,000
   9,000    Puerto Rico Infrastructure Financing
              Authority, 2.130%
              10/01/34**##(--)..................       9,000
   9,725    Puerto Rico Infrastructure Financing
              Authority, 2.130%
              10/01/34**##(--)..................       9,725
   8,000    Puerto Rico, 2.200% 10/10/01........       8,000
  17,885    Puerto Rico, 2.150% 10/11/01........      17,885
  15,775    Puerto Rico, 2.000% 10/15/01........      15,775
  12,744    Puerto Rico, 2.150% 10/17/01........      12,744
  14,089    Puerto Rico, 2.200% 10/22/01........      14,089
  12,203    Puerto Rico, 1.900% 10/30/01........      12,203
                                                  ----------
                                                     134,256
                                                  ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,599,020).................   1,599,020
                                                  ----------

                                                      VALUE
                                                      (000)
--------------------------------------------------------------
           TOTAL INVESTMENTS (Cost
             $1,599,020*)................   93.8%    1,599,020
                                                    ----------
           OTHER ASSETS AND LIABILITIES
             (NET).......................    6.2%
           Cash..................................   $    1,656
           Receivable for investment securities
             sold................................      165,095
           Receivable for Fund shares sold.......       13,701
           Interest receivable...................        7,461
           Payable for Fund shares redeemed......       (6,581)
           Investment advisory fee payable.......         (212)
           Administration fee payable............          (44)
           Shareholder servicing and distribution
             fees payable........................         (711)
           Distributions payable.................       (2,197)
           Payable for investment securities
             purchased...........................      (72,596)
           Accrued Trustees' fees and expenses...          (40)
           Accrued expenses and other
             liabilities.........................         (218)
                                                    ----------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET)...............................      105,314
                                                    ----------
           NET ASSETS....................  100.0%   $1,704,334
                                                    ==========

                                                      VALUE
                                                      (000)
--------------------------------------------------------------
           NET ASSETS CONSIST OF:
           Undistributed net investment income...   $       58
           Accumulated net realized gain on
             investments sold....................           97
           Paid-in capital.......................    1,704,179
                                                    ----------
           NET ASSETS............................   $1,704,334
                                                    ==========
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           CAPITAL CLASS SHARES:
           ($25,015,320 / 25,015,200 shares
             outstanding)........................        $1.00
                                                    ==========
           TRUST CLASS SHARES:
           ($305,245,490 / 305,237,179 shares
             outstanding)........................        $1.00
                                                    ==========
           LIQUIDITY CLASS SHARES:
           ($2,721,017 / 2,720,837 shares
             outstanding)........................        $1.00
                                                    ==========
           ADVISER CLASS SHARES:
           ($289,401,096 / 289,352,985 shares
             outstanding)........................        $1.00
                                                    ==========
           INVESTOR CLASS SHARES:
           ($283,301,049 / 283,304,395 shares
             outstanding)........................        $1.00
                                                    ==========
           DAILY CLASS SHARES:
           ($798,649,475 / 798,611,383 shares
             outstanding)........................        $1.00
                                                    ==========

---------------

 * Aggregate cost for federal tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2001. These securities are subject to demand features of either one, seven or thirty days.

 (--) Restricted Security (Note 5).

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations California Tax-Exempt Reserves had the following industry concentrations greater than 10% at September 30, 2001 (as a percentage of net assets):

   Housing Revenue                                      21.17%
   Education Revenue                                    15.37%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2001

                                                                       CASH                     MONEY MARKET
                                                                     RESERVES                     RESERVES
                                                                ----------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $         1,235,155          $           246,657
                                                                -------------------          -------------------
EXPENSES:
Investment advisory fee.....................................                 43,141                        8,765
Administration fee..........................................                 28,761                        5,843
Transfer agent fees.........................................                    879                          186
Custodian fees..............................................                  1,477                          318
Trustees' fees and expenses.................................                     17                           17
Registration and filing fees................................                  3,868                          778
Legal and audit fees........................................                    101                           42
Interest expense............................................                     --                           --
Printing expense............................................                    484                           61
Other.......................................................                    326                           72
                                                                -------------------          -------------------
    Subtotal................................................                 79,054                       16,082
Shareholder servicing and distribution fees:
  Trust Class Shares........................................                  1,167                           69
  Institutional Class Shares................................                    197                           78
  Liquidity Class Shares....................................                  7,069                        2,818
  Adviser Class Shares......................................                  8,268                          893
  Investor Class Shares.....................................                 11,382                          171
  Market Class Shares.......................................                  7,697                        3,108
  Daily Class Shares........................................                 43,786                           20
  Service Class Shares......................................                  4,969                        1,028
  Investor B Shares.........................................                    169                           42
  Investor C Shares.........................................                      8                            2
                                                                -------------------          -------------------
    Total expenses..........................................                163,766                       24,311
Fees waived by investment advisor, administrator and/or
  distributor...............................................                (27,543)                      (6,750)
Fees reduced by credits allowed by the custodian............                    (31)                         (18)
                                                                -------------------          -------------------
    Net expenses............................................                136,192                       17,543
                                                                -------------------          -------------------
NET INVESTMENT INCOME/(LOSS)................................              1,098,963                      229,114
                                                                -------------------          -------------------
Net realized gain/(loss) on investments.....................                  4,171                        2,913
                                                                -------------------          -------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $         1,103,134          $           232,027
                                                                ===================          ===================

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

         TREASURY                      GOVERNMENT                    MUNICIPAL                 CALIFORNIA TAX-
         RESERVES                       RESERVES                     RESERVES                  EXEMPT RESERVES
----------------------------------------------------------------------------------------------------------------
    $           171,241            $            86,457          $            29,264          $            22,425
    -------------------            -------------------          -------------------          -------------------
                  6,278                          3,115                        1,504                        1,240
                  4,185                          2,077                        1,003                          827
                    136                             61                           26                           24
                    252                            116                           49                           51
                     17                             17                           17                           17
                    380                            461                           96                           --*
                     39                             31                           29                           30
                     --                             --                           --                           --
                     60                             53                          109                           92
                     80                             31                           25                           17
    -------------------            -------------------          -------------------          -------------------
                 11,427                          5,962                        2,858                        2,298
                    262                            146                          254                          161
                     14                             35                            2                           --*
                  1,589                          1,324                          236                            4
                  2,551                          1,222                          203                          401
                  1,303                            702                          112                          431
                  3,066                          1,104                          382                           --
                  3,292                            809                        1,954                        2,282
                  1,725                            144                          169                           --
                      1                              7                           --*                          --*
                     --                             --*                          --                           --
    -------------------            -------------------          -------------------          -------------------
                 25,230                         11,455                        6,170                        5,577
                 (4,377)                        (2,879)                      (1,047)                        (646)
                     (4)                           (19)                          --                           --
    -------------------            -------------------          -------------------          -------------------
                 20,849                          8,557                        5,123                        4,931
    -------------------            -------------------          -------------------          -------------------
                150,392                         77,900                       24,141                       17,494
    -------------------            -------------------          -------------------          -------------------
                    427                            201                           89                           12
    -------------------            -------------------          -------------------          -------------------
    $           150,819            $            78,101          $            24,230          $            17,506
    ===================            ===================          ===================          ===================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CASH RESERVES
                                                                -----------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/01               YEAR ENDED
                                                                 (UNAUDITED)              3/31/01
                                                                -----------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $    1,098,963         $    2,640,641
Net realized gain/(loss) on investments.....................             4,171                    179
                                                                --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         1,103,134              2,640,820
Distributions to shareholders from net investment income:
  Capital Class Shares......................................          (415,188)              (787,904)
  Institutional Class Shares................................           (19,502)                (7,119)
  Trust Class Shares........................................           (47,213)              (120,416)
  Liquidity Class Shares....................................           (32,726)               (94,937)
  Adviser Class Shares......................................          (126,637)              (297,847)
  Investor Class Shares.....................................          (123,416)              (452,859)
  Market Class Shares.......................................           (62,207)              (176,826)
  Daily Class Shares........................................          (256,374)              (665,980)
  Service Class Shares......................................           (15,270)               (36,085)
  Investor B Shares.........................................              (455)                  (636)
  Investor C Shares.........................................               (21)                   (34)
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................         5,155,959             20,581,223
                                                                --------------         --------------
Net increase/(decrease) in net assets.......................         5,160,084             20,581,400
NET ASSETS:
Beginning of period.........................................        57,242,076             36,660,676
                                                                --------------         --------------
End of period...............................................    $   62,402,160         $   57,242,076
                                                                ==============         ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $          (21)        $           25
                                                                ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS RESERVES MONEY MARKET FUNDS

            MONEY MARKET RESERVES                           TREASURY RESERVES
    -------------------------------------          -----------------------------------
      SIX MONTHS                                    SIX MONTHS
        ENDED                                         ENDED
       9/30/01               YEAR ENDED              9/30/01               YEAR ENDED
     (UNAUDITED)              3/31/01              (UNAUDITED)              3/31/01
---------------------------------------------------------------------------------------
    $      229,114         $      502,505         $      150,392         $      433,793
             2,913                    (12)                   427                     94
    --------------         --------------         --------------         --------------
           232,027                502,493                150,819                433,887
          (162,251)              (334,604)               (35,979)               (83,062)
            (7,719)                (4,332)                (1,287)                  (608)
            (2,584)                (2,106)                (9,500)               (26,997)
           (13,203)               (33,375)                (6,667)               (26,244)
           (13,395)               (37,269)               (37,126)               (94,314)
            (1,794)                (1,952)               (13,221)               (56,909)
           (24,800)               (80,338)               (23,596)               (81,182)
              (108)                  (265)               (18,021)               (50,590)
            (3,153)                (8,122)                (4,997)               (13,878)
              (111)                  (140)                    (4)                    (9)
                (4)                    (2)                    --                     --
           941,773              3,382,151                925,183              1,372,723
    --------------         --------------         --------------         --------------
           944,678              3,382,139                925,604              1,372,817
        10,054,397              6,672,258              7,908,650              6,535,833
    --------------         --------------         --------------         --------------
    $   10,999,075         $   10,054,397         $    8,834,254         $    7,908,650
    ==============         ==============         ==============         ==============
    $           20         $           28         $           (6)        $           --
    ==============         ==============         ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         GOVERNMENT RESERVES
                                                                -----------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/01                YEAR ENDED
                                                                 (UNAUDITED)               3/31/01
                                                                -----------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $       77,900          $      145,186
Net realized gain/(loss) on investments.....................               201                     114
                                                                --------------          --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            78,101                 145,300
Distributions to shareholders from net investment income:
  Capital Class Shares......................................           (23,621)                (32,120)
  Institutional Class Shares................................            (3,549)                 (2,298)
  Trust Class Shares........................................            (5,525)                 (8,678)
  Liquidity Class Shares....................................            (6,263)                (21,965)
  Adviser Class Shares......................................           (18,188)                (32,013)
  Investor Class Shares.....................................            (7,145)                 (9,210)
  Market Class Shares.......................................            (8,621)                (25,362)
  Daily Class Shares........................................            (4,552)                (12,508)
  Service Class Shares......................................              (423)                 (1,004)
  Investor B Shares.........................................               (16)                    (17)
  Investor C Shares.........................................                (1)                    (11)
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................         1,308,911               2,311,982
                                                                --------------          --------------
Net increase/(decrease) in net assets.......................         1,309,108               2,312,096
NET ASSETS
Beginning of period.........................................         4,100,585               1,788,489
                                                                --------------          --------------
End of period...............................................    $    5,409,693          $    4,100,585
                                                                ==============          ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $           (4)         $           --
                                                                ==============          ==============

---------------
* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS RESERVES MONEY MARKET FUNDS

              MUNICIPAL RESERVES                        CALIFORNIA TAX-EXEMPT RESERVES
------------------------------------------------------------------------------------
      SIX MONTHS                                      SIX MONTHS
        ENDED                                           ENDED
       9/30/01                YEAR ENDED               9/30/01                YEAR ENDED
     (UNAUDITED)               3/31/01               (UNAUDITED)               3/31/01
------------------------------------------------------------------
    $       24,141          $       55,631          $       17,494          $       52,734
                89                       5                      12                     227
    --------------          --------------          --------------          --------------
            24,230                  55,636                  17,506                  52,961
            (4,530)                 (7,021)                    (28)                     (1)
              (130)                   (338)                     (1)                     --*
            (6,721)                (17,950)                 (3,894)                (11,192)
              (740)                 (2,369)                     (9)                     --
            (2,029)                 (3,604)                 (3,603)                (14,676)
              (762)                 (2,012)                 (2,641)                 (7,990)
            (1,961)                 (5,638)                     --                      --
            (7,025)                (16,473)                 (7,317)                (18,878)
              (242)                   (223)                     --                      --
                (1)                     (3)                     --*                     --*
                --                      --*                     --                      --
           417,932                  95,282                  63,563                 (98,352)
    --------------          --------------          --------------          --------------
           418,021                  95,287                  63,576                 (98,128)
         1,605,889               1,510,602               1,640,758               1,738,886
    --------------          --------------          --------------          --------------
    $    2,023,910          $    1,605,889          $    1,704,334          $    1,640,758
    ==============          ==============          ==============          ==============
    $           --          $           --          $           58          $           57
    ==============          ==============          ==============          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENT OF CASH FLOWS                                            (UNAUDITED)

For the six months ended September 30, 2001

                                                                      TREASURY RESERVES
                                                                            (000)
                                                                -----------------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $    144,043
  Payment of operating expenses.............................         (20,701)
  Net increase from reverse repurchase agreements
    outstanding.............................................      (1,577,746)
  Net purchases of short-term investments...................         668,291
                                                                ------------
Cash used by operating and investing activities.............                     $   (786,113)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................      42,493,972
  Payment for shares redeemed...............................     (41,629,185)
  Distributions paid*.......................................         (78,313)
                                                                ------------
Cash provided by financing activities.......................                          786,474
                                                                                 ------------
  Increase in cash..........................................                     $        361
  Cash at beginning of year.................................                               --
                                                                                 ------------
  Cash at end of year.......................................                     $        361
                                                                                 ============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                     $    150,819
  Increase in investments...................................    $    666,749
  Increase in payable for reverse repurchase agreement
    transactions............................................      (1,577,746)
  Decrease in interest and dividends receivable.............         (18,674)
  Decrease in receivable for investments sold...............      (4,559,030)
  Increase in payable for investments purchased.............       4,551,621
  Decrease in accrued expenses and other payables...........             148
                                                                ------------
                                                                                 $(936,932.00)
Cash used by operating and investing activities.............                     $   (786,113)
                                                                                 ============

---------------

* Non-cash activities include reinvestment of dividends of $68,158.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS RESERVES MONEY MARKET FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                                         CASH RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2001
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................    $ 159,929,665       $ 224,817,118
 Issued as reinvestment of dividends........................          140,302             432,286
 Redeemed...................................................     (154,725,216)       (213,854,542)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $   5,344,751       $  11,394,862
                                                                =============       =============
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................    $   6,152,726       $   3,302,294
 Issued as reinvestment of dividends........................            6,932               3,832
 Redeemed...................................................       (5,120,184)         (2,655,011)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $   1,039,474       $     651,115
                                                                =============       =============
TRUST CLASS SHARES:
 Sold.......................................................    $   3,896,707       $   4,283,411
 Issued as reinvestment of dividends........................                9                  --
 Redeemed...................................................       (4,349,912)         (3,326,358)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $    (453,196)      $     957,053
                                                                =============       =============
LIQUIDITY CLASS SHARES:
 Sold.......................................................    $   7,791,432       $  19,973,701
 Issued as reinvestment of dividends........................           24,366              60,897
 Redeemed...................................................       (7,696,451)        (19,954,688)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $     119,347       $      79,910
                                                                =============       =============
ADVISER CLASS SHARES:
 Sold.......................................................    $  40,259,279       $  73,152,129
 Issued as reinvestment of dividends........................           73,254             212,506
 Redeemed...................................................      (39,327,369)        (72,205,837)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $   1,005,164       $   1,158,798
                                                                =============       =============
INVESTOR CLASS SHARES:
 Sold.......................................................    $   3,068,509       $   8,913,169
 Issued as reinvestment of dividends........................          104,061             441,418
 Redeemed...................................................       (4,732,274)         (8,836,908)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $  (1,559,704)      $     517,679
                                                                =============       =============
MARKET CLASS SHARES:
 Sold.......................................................    $   2,476,755       $   7,564,823
 Issued as reinvestment of dividends........................              481                 723
 Redeemed...................................................       (2,257,273)         (7,001,677)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $     219,963       $     563,869
                                                                =============       =============
DAILY CLASS SHARES:
 Sold.......................................................    $  49,821,649       $  92,735,162
 Issued as reinvestment of dividends........................          217,830             647,774
 Redeemed...................................................      (50,719,799)        (88,546,095)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $    (680,320)      $   4,836,841
                                                                =============       =============
SERVICE CLASS SHARES:
 Sold.......................................................    $   8,011,527       $  12,714,469
 Issued as reinvestment of dividends........................            6,666              19,635
 Redeemed...................................................       (7,913,750)        (12,332,913)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $     104,443       $     401,191
                                                                =============       =============
INVESTOR B SHARES:
 Sold.......................................................    $      29,443       $      35,425
 Issued as reinvestment of dividends........................              349                 570
 Redeemed...................................................          (14,111)            (17,462)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $      15,681       $      18,533
                                                                =============       =============
INVESTOR C SHARES:
 Sold.......................................................    $       4,328       $       7,715
 Issued as reinvestment of dividends........................               14                  24
 Redeemed...................................................           (3,986)             (6,367)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $         356       $       1,372
                                                                =============       =============
 Total net increase/(decrease)..............................    $   5,155,959       $  20,581,223
                                                                =============       =============

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Cash Reserves Institutional Class Shares commenced operations on November 30,
  2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                     MONEY MARKET RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2001
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 45,269,503       $ 69,865,549
 Issued as reinvestment of dividends........................           81,778            217,545
 Redeemed...................................................      (44,078,988)       (68,044,184)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $  1,272,293       $  2,038,910
                                                                 ============       ============
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................     $  1,658,277       $  1,895,717
 Issued as reinvestment of dividends........................            3,294              2,531
 Redeemed...................................................       (1,725,427)        (1,323,280)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    (63,856)      $    574,968
                                                                 ============       ============
TRUST CLASS SHARES:
 Sold.......................................................     $    699,827       $    483,126
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................         (638,279)          (415,743)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     61,548       $     67,383
                                                                 ============       ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $  2,936,154       $  6,067,482
 Issued as reinvestment of dividends........................           10,391             29,147
 Redeemed...................................................       (3,519,854)        (5,957,552)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (573,309)      $    139,077
                                                                 ============       ============
ADVISER CLASS SHARES:
 Sold.......................................................     $  2,992,286       $  6,130,144
 Issued as reinvestment of dividends........................            9,082             33,199
 Redeemed...................................................       (2,843,610)        (6,094,892)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    157,758       $     68,451
                                                                 ============       ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $     46,938       $    129,285
 Issued as reinvestment of dividends........................              -**                 76
 Redeemed...................................................          (40,754)           (38,983)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $      6,184       $     90,378
                                                                 ============       ============
MARKET CLASS SHARES:
 Sold.......................................................     $  1,211,000       $  3,301,063
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................       (1,116,500)        (3,029,063)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     94,500       $    272,000
                                                                 ============       ============
DAILY CLASS SHARES:
 Sold.......................................................     $     24,170       $     17,017
 Issued as reinvestment of dividends........................               86                264
 Redeemed...................................................          (21,756)           (14,245)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $      2,500       $      3,036
                                                                 ============       ============
SERVICE CLASS SHARES:
 Sold.......................................................     $    586,415       $  1,136,946
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................         (605,837)        (1,014,286)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    (19,422)      $    122,660
                                                                 ============       ============
INVESTOR B SHARES:
 Sold.......................................................     $      6,260       $      9,053
 Issued as reinvestment of dividends........................               87                121
 Redeemed...................................................           (2,671)            (4,207)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $      3,676       $      4,967
                                                                 ============       ============
INVESTOR C SHARES:
 Sold.......................................................     $        134       $      1,102
 Issued as reinvestment of dividends........................                3                  1
 Redeemed...................................................             (236)              (782)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $        (99)      $        321
                                                                 ============       ============
 Total net increase/(decrease)..............................     $    941,773       $  3,382,151
                                                                 ============       ============

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

** Amount represents less than 500 shares and/or $500, as applicable.

 + Money Market Reserves Institutional Class Shares commenced operations on
   November 17, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       TREASURY RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2001
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $  4,957,533       $ 14,347,176
 Issued as reinvestment of dividends........................           19,903             52,817
 Redeemed...................................................       (5,445,898)       (13,526,386)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (468,462)      $    873,607
                                                                 ============       ============
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................     $    781,451       $    149,929
 Issued as reinvestment of dividends........................              887                444
 Redeemed...................................................         (766,216)          (120,801)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     16,122       $     29,572
                                                                 ============       ============
TRUST CLASS SHARES:
 Sold.......................................................     $  2,172,168       $  2,934,101
 Issued as reinvestment of dividends........................                5                 --
 Redeemed...................................................       (1,150,632)        (3,124,592)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $  1,021,541       $   (190,491)
                                                                 ============       ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $    819,759       $  3,539,636
 Issued as reinvestment of dividends........................            4,135             16,337
 Redeemed...................................................         (800,678)        (3,571,889)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     23,216       $    (15,916)
                                                                 ============       ============
ADVISER CLASS SHARES:
 Sold.......................................................     $ 16,889,732       $ 31,384,727
 Issued as reinvestment of dividends........................           18,657             59,423
 Redeemed...................................................      (16,757,276)       (30,986,538)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    151,113       $    457,612
                                                                 ============       ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $    751,864       $  2,687,355
 Issued as reinvestment of dividends........................            9,339             39,011
 Redeemed...................................................         (701,600)        (2,599,436)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     59,603       $    126,930
                                                                 ============       ============
MARKET CLASS SHARES:
 Sold.......................................................     $    924,500       $  3,861,000
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................         (981,500)        (4,003,000)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    (57,000)      $   (142,000)
                                                                 ============       ============
DAILY CLASS SHARES:
 Sold.......................................................     $ 11,895,133       $ 24,898,080
 Issued as reinvestment of dividends........................           13,444             44,119
 Redeemed...................................................      (11,747,236)       (24,808,149)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    161,341       $    134,050
                                                                 ============       ============
SERVICE CLASS SHARES:
 Sold.......................................................     $  3,630,421       $  5,344,186
 Issued as reinvestment of dividends........................            1,785              5,749
 Redeemed...................................................       (3,614,362)        (5,250,733)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     17,844       $     99,202
                                                                 ============       ============
INVESTOR B SHARES:
 Sold.......................................................     $         88       $        242
 Issued as reinvestment of dividends........................                3                  9
 Redeemed...................................................             (226)               (94)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $       (135)      $        157
                                                                 ============       ============
 Total net increase/(decrease)..............................     $    925,183       $  1,372,723
                                                                 ============       ============

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+ Treasury Reserves Institutional Class Shares commenced operations on November
  21, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                      GOVERNMENT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2001
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 4,663,111         $ 4,361,085
 Issued as reinvestment of dividends........................          17,805              27,059
 Redeemed...................................................      (3,601,999)         (3,917,369)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $ 1,078,917         $   470,775
                                                                 ===========         ===========
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................     $   567,388         $   581,244
 Issued as reinvestment of dividends........................           1,397               1,402
 Redeemed...................................................        (553,212)           (322,560)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    15,573         $   260,086
                                                                 ===========         ===========
TRUST CLASS SHARES:
 Sold.......................................................     $   293,466         $   549,603
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................        (232,003)           (452,348)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    61,463         $    97,255
                                                                 ===========         ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $ 1,017,796         $ 2,519,862
 Issued as reinvestment of dividends........................           4,662              19,496
 Redeemed...................................................      (1,360,702)         (2,211,622)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $  (338,244)        $   327,736
                                                                 ===========         ===========
ADVISER CLASS SHARES:
 Sold.......................................................     $ 1,816,092         $ 3,041,986
 Issued as reinvestment of dividends........................          15,217              30,143
 Redeemed...................................................      (2,008,938)         (2,358,503)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $  (177,629)        $   713,626
                                                                 ===========         ===========
INVESTOR CLASS SHARES:
 Sold.......................................................     $ 1,219,807         $   907,893
 Issued as reinvestment of dividends........................           5,911               8,719
 Redeemed...................................................        (597,121)           (696,801)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   628,597         $   219,811
                                                                 ===========         ===========
MARKET CLASS SHARES:
 Sold.......................................................     $   581,175         $ 1,421,000
 Issued as reinvestment of dividends........................               5                  --
 Redeemed...................................................        (562,680)         (1,303,000)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    18,500         $   118,000
                                                                 ===========         ===========
DAILY CLASS SHARES:
 Sold.......................................................     $    99,652         $   783,695
 Issued as reinvestment of dividends........................           3,959              12,508
 Redeemed...................................................         (91,528)           (707,806)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    12,083         $    88,397
                                                                 ===========         ===========
SERVICE CLASS SHARES:
 Sold.......................................................     $    53,000         $   129,689
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................         (44,000)           (113,689)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $     9,000         $    16,000
                                                                 ===========         ===========
INVESTOR B SHARES:
 Sold.......................................................     $     1,297         $     1,561
 Issued as reinvestment of dividends........................              13                  14
 Redeemed...................................................            (511)               (693)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $       799         $       882
                                                                 ===========         ===========
INVESTOR C SHARES:
 Sold.......................................................     $        --         $       206
 Issued as reinvestment of dividends........................              --**                 3
 Redeemed...................................................            (148)               (795)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $      (148)        $      (586)
                                                                 ===========         ===========
 Total net increase/(decrease)..............................     $ 1,308,911         $ 2,311,982
                                                                 ===========         ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

** Amount represents less than 500 shares and/or $500, as applicable.

 + Government Reserves Institutional Class Shares commenced operations on
   November 21, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS RESERVES MONEY MARKET FUNDS

                                                                      MUNICIPAL RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2001
                                                               --------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................     $ 1,952,875        $ 2,016,784
  Issued as reinvestment of dividends.......................           2,144              2,217
  Redeemed..................................................      (1,722,299)        (2,046,447)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $   232,720        $   (27,446)
                                                                 ===========        ===========
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................     $    58,787        $    75,300
  Issued as reinvestment of dividends.......................               1                310
  Redeemed..................................................         (71,104)           (59,494)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $   (12,316)       $    16,116
                                                                 ===========        ===========
TRUST CLASS SHARES:
  Sold......................................................     $   426,986        $   818,929
  Issued as reinvestment of dividends.......................              10                 --
  Redeemed..................................................        (409,138)          (857,572)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $    17,858        $   (38,643)
                                                                 ===========        ===========
LIQUIDITY CLASS SHARES:
  Sold......................................................     $    94,097        $   435,368
  Issued as reinvestment of dividends.......................             657              2,310
  Redeemed..................................................         (78,924)          (491,159)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $    15,830        $   (53,481)
                                                                 ===========        ===========
ADVISER CLASS SHARES:
  Sold......................................................     $   310,019        $   381,155
  Issued as reinvestment of dividends.......................           1,708              3,502
  Redeemed..................................................        (285,272)          (332,362)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $    26,455        $    52,295
                                                                 ===========        ===========
INVESTOR CLASS SHARES:
  Sold......................................................     $    69,387        $    91,839
  Issued as reinvestment of dividends.......................             671              2,006
  Redeemed..................................................         (74,934)          (101,608)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $    (4,876)       $    (7,763)
                                                                 ===========        ===========
MARKET CLASS SHARES:
  Sold......................................................     $   311,023        $   752,000
  Issued as reinvestment of dividends.......................               4                 --
  Redeemed..................................................        (308,000)          (732,000)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $     3,027        $    20,000
                                                                 ===========        ===========
DAILY CLASS SHARES:
  Sold......................................................     $   625,874        $   834,130
  Issued as reinvestment of dividends.......................           6,195             16,474
  Redeemed..................................................        (570,676)          (725,373)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $    61,393        $   125,231
                                                                 ===========        ===========
SERVICE CLASS SHARES:
  Sold......................................................     $   100,300        $    37,600
  Issued as reinvestment of dividends.......................              --                 --
  Redeemed..................................................         (22,500)           (28,600)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $    77,800        $     9,000
                                                                 ===========        ===========
INVESTOR B SHARES:
  Sold......................................................     $        41        $        23
  Issued as reinvestment of dividends.......................              --**                2
  Redeemed..................................................              --                (52)
                                                                 -----------        -----------
  Net increase/(decrease)...................................     $        41        $       (27)
                                                                 ===========        ===========
  Total net increase/(decrease).............................     $   417,932        $    95,282
                                                                 ===========        ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

** Amount represents less than 500 shares and/or $500, as applicable.

 + Municipal Reserves Institutional Class Shares commenced operations on
   November 21, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                CALIFORNIA TAX-EXEMPT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001     YEAR ENDED
                                                                 (UNAUDITED)       MARCH 31, 2001
                                                              -----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
  Sold......................................................     $    36,306        $     11,030
  Issued as reinvestment of dividends.......................              10                  --
  Redeemed..................................................         (11,331)            (11,000)
                                                                 -----------        ------------
  Net increase/(decrease)...................................     $    24,985        $         30
                                                                 ===========        ============
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................     $         1        $      1,000
  Issued as reinvestment of dividends.......................              --                  --
  Redeemed..................................................          (1,001)                 --
                                                                 -----------        ------------
  Net increase/(decrease)...................................     $    (1,000)       $      1,000
                                                                 ===========        ============
TRUST CLASS SHARES:
  Sold......................................................     $   280,520        $    615,182
  Issued as reinvestment of dividends.......................              --                  --
  Redeemed..................................................        (314,077)           (671,243)
                                                                 -----------        ------------
  Net increase/(decrease)...................................     $   (33,557)       $    (56,061)
                                                                 ===========        ============
LIQUIDITY CLASS SHARES:+
  Sold......................................................     $     5,750        $         --
  Issued as reinvestment of dividends.......................               5                  --
  Redeemed..................................................          (3,034)                 --
                                                                 -----------        ------------
  Net increase/(decrease)...................................     $     2,721        $         --
                                                                 ===========        ============
ADVISER CLASS SHARES:
  Sold......................................................     $   372,370        $  1,190,750
  Issued as reinvestment of dividends.......................           3,147              14,460
  Redeemed..................................................        (404,857)         (1,246,894)
                                                                 -----------        ------------
  Net increase/(decrease)...................................     $   (29,340)       $    (41,684)
                                                                 ===========        ============
INVESTOR CLASS SHARES:
  Sold......................................................     $   270,534        $    633,106
  Issued as reinvestment of dividends.......................           2,264               7,989
  Redeemed..................................................        (215,991)           (698,674)
                                                                 -----------        ------------
  Net increase/(decrease)...................................     $    56,807        $    (57,579)
                                                                 ===========        ============
DAILY CLASS SHARES:
  Sold......................................................     $ 1,156,722        $  1,070,113
  Issued as reinvestment of dividends.......................           6,386              18,876
  Redeemed..................................................      (1,120,097)         (1,033,111)
                                                                 -----------        ------------
  Net increase/(decrease)...................................     $    43,011        $     55,878
                                                                 ===========        ============
INVESTOR B SHARES:+
  Sold......................................................     $        --        $         64
  Issued as reinvestment of dividends.......................              --**                --
  Redeemed..................................................             (64)                 --
                                                                 -----------        ------------
  Net increase/(decrease)...................................     $       (64)       $         64
                                                                 ===========        ============
  Total net increase/(decrease).............................     $    63,563        $    (98,352)
                                                                 ===========        ============

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

** Amount represents less than 500 shares and/or $500, as applicable.

 + California Tax Exempt Reserves Capital Class, Institutional Class, Liquidity
   Class and Investor B Shares commenced operations on October 3, 2000, March 28, 2001, August 10, 2001 and December 29, 2000, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

                     (This page intentionally left blank.)

NATIONS RESERVES MONEY MARKET FUNDS


FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                                                   NET ASSET                               DIVIDENDS
                                                                     VALUE                NET               FROM NET
                                                                   BEGINNING          INVESTMENT           INVESTMENT
                                                                   OF PERIOD         INCOME/(LOSS)           INCOME
                                                                   --------------------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0206             $(0.0206)
Year ended 3/31/2001........................................          1.00               0.0628              (0.0628)
Year ended 3/31/2000........................................          1.00               0.0532              (0.0532)
Period ended 3/31/1999*.....................................          1.00               0.0484              (0.0484)
Year ended 4/30/1998........................................          1.00               0.0554              (0.0554)
Year ended 4/30/1997........................................          1.00               0.0531              (0.0531)
Year ended 4/30/1996........................................          1.00               0.0570              (0.0570)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0204             $(0.0204)
Period ended 3/31/2001**....................................          1.00               0.0192              (0.0192)
TRUST CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0201             $(0.0201)
Year ended 3/31/2001........................................          1.00               0.0618              (0.0618)
Period ended 3/31/2000**....................................          1.00               0.0463              (0.0463)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0198             $(0.0198)
Year ended 3/31/2001........................................          1.00               0.0613              (0.0613)
Year ended 3/31/2000........................................          1.00               0.0517              (0.0517)
Period ended 3/31/1999*.....................................          1.00               0.0470              (0.0470)
Year ended 4/30/1998........................................          1.00               0.0539              (0.0539)
Year ended 4/30/1997........................................          1.00               0.0516              (0.0516)
Year ended 4/30/1996........................................          1.00               0.0555              (0.0555)
ADVISER CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0193             $(0.0193)
Year ended 3/31/2001........................................          1.00               0.0603              (0.0603)
Year ended 3/31/2000........................................          1.00               0.0507              (0.0507)
Period ended 3/31/1999*.....................................          1.00               0.0461              (0.0461)
Year ended 4/30/1998........................................          1.00               0.0529              (0.0529)
Year ended 4/30/1997........................................          1.00               0.0506              (0.0506)
Year ended 4/30/1996........................................          1.00               0.0545              (0.0545)
INVESTOR CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0188             $(0.0188)
Year ended 3/31/2001........................................          1.00               0.0593              (0.0593)
Period ended 3/31/2000**....................................          1.00               0.0484              (0.0484)
MARKET CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0183             $(0.0183)
Year ended 3/31/2001........................................          1.00               0.0583              (0.0583)
Year ended 3/31/2000........................................          1.00               0.0487              (0.0487)
Period ended 3/31/1999*.....................................          1.00               0.0447              (0.0447)
Year ended 4/30/1998........................................          1.00               0.0519              (0.0519)
Period ended 4/30/1997**....................................          1.00               0.0493              (0.0493)
DAILY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0176             $(0.0176)
Year ended 3/31/2001........................................          1.00               0.0568              (0.0568)
Period ended 3/31/2000**....................................          1.00               0.0459              (0.0459)
SERVICE CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0155             $(0.0155)
Year ended 3/31/2001........................................          1.00               0.0528              (0.0528)
Period ended 3/31/2000**....................................          1.00               0.0404              (0.0404)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0150             $(0.0150)
Year ended 3/31/2001........................................          1.00               0.0518              (0.0518)
Period ended 3/31/2000**....................................          1.00               0.0225              (0.0225)
INVESTOR C SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0150             $(0.0150)
Year ended 3/31/2001........................................          1.00               0.0518              (0.0518)
Period ended 3/31/2000**....................................          1.00               0.0223              (0.0223)

---------------
 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** Cash Reserves Institutional Class, Trust Class, Investor Class, Market
    Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, April 28, 1999, October 4, 1999 and October 5,
    1999, respectively.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                            WITHOUT WAIVERS
                                                                            AND/OR EXPENSE
                                                                            REIMBURSEMENTS
                                                                            ---------------
                                           RATIO OF         RATIO OF           RATIO OF
  NET ASSET                 NET ASSETS     OPERATING     NET INVESTMENT        OPERATING
    VALUE                     END OF      EXPENSES TO   INCOME/(LOSS) TO      EXPENSES TO
   END OF         TOTAL       PERIOD        AVERAGE        AVERAGE NET        AVERAGE NET
   PERIOD       RETURN++       (000)      NET ASSETS         ASSETS             ASSETS
-------------------------------------------------------------------------------------------
    $1.00         2.07%     $25,383,856   0.20%+(a)           4.07%+              0.27%+(a)
     1.00         6.46       20,037,526   0.20(a)             6.22                0.27(a)
     1.00         5.46        8,642,609   0.20(a)(b)          5.37                0.29(a)
     1.00         4.95        4,379,430   0.20+(a)            5.24+               0.43+(a)
     1.00         5.70        3,051,559   0.20(b)             5.54                0.44
     1.00         5.44        1,684,233   0.20                5.32                0.45
     1.00         5.84          607,643   0.20                5.53                0.51
    $1.00         2.05%     $ 1,690,677   0.24%+(a)           4.03%+              0.31%+(a)
     1.00         1.90          651,116   0.24+(a)            6.18+               0.31+(a)
    $1.00         2.02%     $ 2,223,158   0.30%+(a)           3.97%+              0.37%+(a)
     1.00         6.36        2,676,204   0.30(a)             6.12                0.37(a)
     1.00         4.72        1,719,142   0.30+(a)(b)         5.27+               0.39+(a)
    $1.00         2.00%     $ 1,596,352   0.35%+(a)           3.92%+              1.12%+(a)
     1.00         6.30        1,476,883   0.35(a)             6.07                1.12(a)
     1.00         5.30        1,396,969   0.35(a)(b)          5.22                1.14(a)
     1.00         4.80        1,423,382   0.35+(a)            5.09+               1.28+(a)
     1.00         5.53        1,107,869   0.35(b)             5.39                1.29
     1.00         5.28          419,851   0.35                5.17                0.60
     1.00         5.70           35,477   0.35                5.38                0.66
    $1.00         1.95%     $ 6,944,806   0.45%+(a)           3.82%+              0.52%+(a)
     1.00         6.20        5,939,163   0.45(a)             5.97                0.52(a)
     1.00         5.19        4,780,346   0.45(a)(b)          5.12                0.54(a)
     1.00         4.71          870,170   0.45+(a)            4.99+               0.68+(a)
     1.00         5.43          672,417   0.45(b)             5.29                0.69
     1.00         5.19          247,551   0.45                5.07                0.70
     1.00         5.58          397,809   0.45                5.28                0.76
    $1.00         1.90%     $ 6,026,531   0.55%+(a)           3.72%+              0.62%+(a)
     1.00         6.09        7,585,825   0.55(a)             5.87                0.62(a)
     1.00         4.94        7,068,117   0.55+(a)(b)         5.02+               0.64+(a)
    $1.00         1.84%     $ 3,563,091   0.65%+(a)           3.62%+              0.72%+(a)
     1.00         5.99        3,342,882   0.65(a)             5.77                0.72(a)
     1.00         4.98        2,779,002   0.65(a)(b)          4.92                0.74(a)
     1.00         4.56        1,486,502   0.61+(a)            4.83+               0.88+(a)
     1.00         5.33          649,503   0.55(b)             5.19                0.89
     1.00         5.04          333,000   0.55+               4.97+               0.80+
    $1.00         1.77%     $13,910,545   0.80%+(a)           3.47%+              0.87%+(a)
     1.00         5.83       14,589,888   0.80(a)             5.62                0.87(a)
     1.00         4.69        9,753,000   0.80+(a)(b)         4.77+               0.89+(a)
    $1.00         1.56%     $ 1,018,027   1.20%+(a)           3.07%+              1.27%+(a)
     1.00         5.41          913,512   1.20(a)             5.22                1.27(a)
     1.00         4.11          512,318   1.20+(a)(b)         4.37+               1.29+(a)
    $1.00         1.51%     $    43,044   1.30%+(a)           2.97%+              1.37%+(a)
     1.00         5.30           27,360   1.30(a)             5.12                1.37(a)
     1.00         2.28            8,828   1.30+(a)(b)         4.27+               1.39+ (a)
    $1.00         1.51%     $     2,073   1.30%+(a)           2.97%+              1.37%+ (a)
     1.00         5.30            1,717   1.30(a)             5.12                1.37(a)
     1.00         2.25              345   1.30+(a)(b)         4.27+               1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                                   NET ASSET                               DIVIDENDS
                                                                     VALUE                NET               FROM NET
                                                                   BEGINNING          INVESTMENT           INVESTMENT
                                                                   OF PERIOD         INCOME/(LOSS)           INCOME
                                                                   --------------------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0203             $(0.0203)
Year ended 3/31/2001........................................          1.00               0.0625              (0.0625)
Year ended 3/31/2000........................................          1.00               0.0535              (0.0535)
Period ended 3/31/1999*,**..................................          1.00               0.0438              (0.0438)
Period ended 5/15/1998......................................          1.00               0.0252              (0.0252)
Year ended 11/30/1997.......................................          1.00               0.0545              (0.0545)
Year ended 11/30/1996.......................................          1.00               0.0516              (0.0516)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0201             $(0.0201)
Period ended 3/31/2001***...................................          1.00               0.0221              (0.0221)
TRUST CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0198             $(0.0198)
Year ended 3/31/2001........................................          1.00               0.0615              (0.0615)
Period ended 3/31/2000***...................................          1.00               0.0016              (0.0016)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0196             $(0.0196)
Year ended 3/31/2001........................................          1.00               0.0610              (0.0610)
Year ended 3/31/2000........................................          1.00               0.0520              (0.0520)
Period ended 3/31/1999*,***.................................          1.00               0.0281              (0.0281)
ADVISER CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0191             $(0.0191)
Year ended 3/31/2001........................................          1.00               0.0600              (0.0600)
Year ended 3/31/2000........................................          1.00               0.0548              (0.0548)
Period ended 3/31/1999 *,***................................          1.00               0.0344              (0.0344)
INVESTOR CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0186             $(0.0186)
Year ended 3/31/2001........................................          1.00               0.0501              (0.0501)
Period ended 3/31/2000***...................................          1.00               0.0043              (0.0043)
MARKET CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0181             $(0.0181)
Year ended 3/31/2001........................................          1.00               0.0580              (0.0580)
Year ended 3/31/2000........................................          1.00               0.0490              (0.0490)
Period ended 3/31/1999*,***.................................          1.00               0.0214              (0.0214)
DAILY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0173             $(0.0173)
Year ended 3/31/2001........................................          1.00               0.0565              (0.0565)
Period ended 3/31/2000 ***..................................          1.00               0.0346              (0.0346)
SERVICE CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0153             $(0.0153)
Year ended 3/31/2001........................................          1.00               0.0525              (0.0525)
Period ended 3/31/2000***...................................          1.00               0.0386              (0.0386)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0148             $(0.0148)
Year ended 3/31/2001........................................          1.00               0.0515              (0.0515)
Period ended 3/31/2000***...................................          1.00               0.0227              (0.0227)
INVESTOR C SHARES
Six months ended 9/30/2001 (unaudited)......................         $1.00              $0.0148             $(0.0148)
Year ended 3/31/2001........................................          1.00               0.0208              (0.0208)
Period ended 3/31/2000***...................................          1.00               0.0112              (0.0112)

---------------
 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.

*** Money Market Reserves Institutional Class, Trust Class, Liquidity Class,
    Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9,
    1998, July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
    respectively.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                             WITHOUT WAIVERS
                                                                             AND/OR EXPENSE
                                                                             REIMBURSEMENTS
                                                                             ---------------
                                          RATIO OF            RATIO OF          RATIO OF
                            NET ASSETS    OPERATING        NET INVESTMENT       OPERATING
  NET ASSET                   END OF     EXPENSES TO      INCOME/(LOSS) TO     EXPENSES TO
    VALUE         TOTAL       PERIOD     AVERAGE NET        AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++      (000)        ASSETS              ASSETS          NET ASSETS
--------------------------------------------------------------------------------------------
    $1.00         2.05%     $7,377,448   0.20%+(a)(b)           4.01%+              0.28%+(a)
     1.00         6.43       6,103,253   0.20(a)(b)             6.19                0.27(a)
     1.00         5.48       4,064,349   0.20(a)(b)             5.64                0.33(a)
     1.00         4.47         595,482   0.20+(a)               4.87+               0.46+(a)
     1.00         2.55         118,880   0.20+                  5.54+               0.27+
     1.00         5.58         177,908   0.20                   5.45                0.28
     1.00         5.29         133,044   0.35                   5.16                0.35
    $1.00         2.03%     $  511,230   0.24%+(a)(b)           3.97%+              0.32%+(a)
     1.00         2.23         574,968   0.24+(a)(b)            6.15+               0.31+(a)
    $1.00         2.00%     $  129,038   0.30%+(a)(b)           3.91%+              0.38%+(a)
     1.00         6.33          67,422   0.30(a)(b)             6.09                0.37(a)
     1.00         0.16              38   0.30+(a)(b)            5.54+               0.43+(a)
    $1.00         1.97%     $  512,082   0.35%+(a)(b)           3.86%+              1.13%+(a)
     1.00         6.27       1,085,231   0.35(a)(b)             6.04                1.12(a)
     1.00         5.32         946,156   0.35(a)(b)             5.49                1.18(a)
     1.00         2.87           1,078   0.35+(a)               4.72+               1.31+(a)
    $1.00         1.92%     $  780,138   0.45%+(a)(b)           3.76%+              0.53%+(a)
     1.00         6.17         622,177   0.45(a)(b)             5.94                0.52(a)
     1.00         5.62         553,728   0.45(a)(b)             5.39                0.58(a)
     1.00         3.46           6,377   0.45+(a)               4.62+               0.71+(a)
    $1.00         1.87%     $   96,590   0.55%+(a)(b)           3.66%+              0.63%+(a)
     1.00         5.12          90,380   0.55(a)(b)             5.84                0.62(a)
     1.00         0.43               1   0.55+(a)(b)            5.29+               0.68+(a)
    $1.00         1.82%     $1,387,864   0.65%+(a)(b)           3.56%               0.73%+(a)
     1.00         5.96       1,292,998   0.65(a)(b)             5.74                0.72(a)
     1.00         5.01       1,021,002   0.65(a)(b)             5.19                0.78(a)
     1.00         2.14         873,993   0.65+(a)               4.42+               0.91+(a)
    $1.00         1.74%     $   10,063   0.80%+(a)(b)           3.41%+              0.88%+(a)
     1.00         5.80           7,561   0.80(a)(b)             5.59                0.87(a)
     1.00         3.51           4,525   0.80+(a)(b)            5.04+               0.93+(a)
    $1.00         1.54%     $  183,796   1.20%+(a)(b)           3.01%+              1.28%+(a)
     1.00         5.38         203,160   1.20(a)(b)             5.19                1.27(a)
     1.00         3.93          80,500   1.20+(a)(b)            4.64+               1.33+(a)
    $1.00         1.49%     $   10,585   1.30%+(a)(b)           2.91%+              1.38%+(a)
     1.00         5.27           6,907   1.30(a)(b)             5.09                1.37(a)
     1.00         2.29           1,940   1.30+(a)(b)            4.54+               1.43+(a)
    $1.00         1.49%     $      241   1.30%+(a)(b)           2.91%+              1.38%+(a)
     1.00         2.08             340   1.30(a)(b)             5.09                1.37(a)
     1.00         1.12              19   1.30+(a)(b)            4.54+               1.43+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                           DIVIDENDS
                                                                  VALUE              NET             FROM NET
                                                                BEGINNING        INVESTMENT         INVESTMENT
                                                                OF PERIOD       INCOME/(LOSS)         INCOME
                                                                ----------------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0196           $(0.0196)
Year ended 3/31/2001........................................       1.00             0.0603            (0.0603)
Year ended 3/31/2000........................................       1.00             0.0504            (0.0504)
Period ended 3/31/1999*.....................................       1.00             0.0462            (0.0462)
Year ended 4/30/1998........................................       1.00             0.0541            (0.0541)
Year ended 4/30/1997........................................       1.00             0.0519            (0.0519)
Year ended 4/30/1996........................................       1.00             0.0556            (0.0556)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0194           $(0.0194)
Period ended 3/31/2001**....................................       1.00             0.0206            (0.0206)
TRUST CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0191           $(0.0191)
Year ended 3/31/2001........................................       1.00             0.0593            (0.0593)
Period ended 3/31/2000**....................................       1.00             0.0436            (0.0436)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0188           $(0.0188)
Year ended 3/31/2001........................................       1.00             0.0588            (0.0588)
Year ended 3/31/2000........................................       1.00             0.0489            (0.0489)
Period ended 3/31/1999*.....................................       1.00             0.0448            (0.0448)
Year ended 4/30/1998........................................       1.00             0.0526            (0.0526)
Year ended 4/30/1997........................................       1.00             0.0504            (0.0504)
Year ended 4/30/1996........................................       1.00             0.0541            (0.0541)
ADVISER CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0188           $(0.0188)
Year ended 3/31/2001........................................       1.00             0.0578            (0.0578)
Year ended 3/31/2000........................................       1.00             0.0479            (0.0479)
Period ended 3/31/1999*.....................................       1.00             0.0439            (0.0439)
Year ended 4/30/1998........................................       1.00             0.0516            (0.0516)
Year ended 4/30/1997........................................       1.00             0.0494            (0.0494)
Year ended 4/30/1996........................................       1.00             0.0531            (0.0531)
INVESTOR CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0178           $(0.0178)
Year ended 3/31/2001........................................       1.00             0.0568            (0.0568)
Period ended 3/31/2000**....................................       1.00             0.0455            (0.0455)
MARKET CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0173           $(0.0173)
Year ended 3/31/2001........................................       1.00             0.0557            (0.0557)
Year ended 3/31/2000........................................       1.00             0.0459            (0.0459)
Period ended 3/31/1999*.....................................       1.00             0.0423            (0.0423)
Year ended 4/30/1998........................................       1.00             0.0505            (0.0505)
Period ended 4/30/1997**....................................       1.00             0.0481            (0.0481)
DAILY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0166           $(0.0166)
Year ended 3/31/2001........................................       1.00             0.0543            (0.0543)
Period ended 3/31/2000**....................................       1.00             0.0431            (0.0431)
SERVICE CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0146           $(0.0146)
Year ended 3/31/2001........................................       1.00             0.0503            (0.0503)
Period ended 3/31/2000**....................................       1.00             0.0358            (0.0358)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0141           $(0.0141)
Year ended 3/31/2001........................................       1.00             0.0493            (0.0493)
Period ended 3/31/2000**....................................       1.00             0.0192            (0.0192)

---------------

 + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Treasury Reserves Institutional Class, Trust Class, Investor Class, Market
    Class, Daily Class, Service Class and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12,
    1999, May 17, 1999 and October 15, 1999, respectively.
 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                            WITHOUT WAIVERS
                                                                            AND/OR EXPENSE
                                                                            REIMBURSEMENTS
                                                                            ---------------
                                            RATIO OF         RATIO OF          RATIO OF
  NET ASSET                 NET ASSETS      OPERATING     NET INVESTMENT       OPERATING
    VALUE                     END OF       EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
   END OF        TOTAL        PERIOD       AVERAGE NET     AVERAGE NET          AVERAGE
   PERIOD       RETURN++       (000)         ASSETS           ASSETS          NET ASSETS
-------------------------------------------------------------------------------------------
    $1.00         1.97%     $1,431,917     0.20%+(a)           3.93%+            0.27%+(a)
     1.00         6.20       1,900,312     0.20(a)(b)          5.99              0.27(a)
     1.00         5.15       1,026,684     0.20(a)(b)          5.06              0.28(a)
     1.00         4.72       1,382,688     0.20+(a)            4.99+             0.45+(a)
     1.00         5.55         246,058     0.20                5.41              0.45
     1.00         5.30         468,975     0.20                5.20              0.46
     1.00         5.71         304,342     0.20                5.50              0.51
    $1.00         1.95%     $   45,699     0.24%+(a)           3.89%+            0.31%+(a)
     1.00         2.08          29,572     0.24+(a)(b)         5.95+             0.31+(a)
    $1.00         1.92%     $1,337,456     0.30%+(a)           3.83%+            0.37%+(a)
     1.00         6.09         315,854     0.30(a)(b)          5.89              0.37(a)
     1.00         4.45         506,339     0.30+(a)(b)         4.96%             0.38+(a)
    $1.00         1.90%     $  372,084     0.35%+(a)           3.78%+            1.17%+(a)
     1.00         6.04         348,850     0.35(a)(b)          5.84              1.17(a)
     1.00         5.00         364,761     0.35(a)(b)          4.91              1.18(a)
     1.00         4.58         304,387     0.35+(a)            4.84+             1.35+(a)
     1.00         5.38         743,410     0.35                5.26              1.35
     1.00         5.15          81,575     0.35                5.05              0.61
     1.00         5.57          11,804     0.35                5.35              0.66
    $1.00         1.85%     $2,069,813     0.45%+(a)           3.68%+            0.52%+(a)
     1.00         5.93       1,918,597     0.45(a)(b)          5.74              0.52(a)
     1.00         4.89       1,460,966     0.45(a)(b)          4.81              0.53(a)
     1.00         4.48         344,906     0.45+(a)            4.74+             0.70+(a)
     1.00         5.28         222,760     0.45                5.16              0.70
     1.00         5.06         154,256     0.45                4.95              0.71
     1.00         5.45         175,691     0.45                5.25              0.76
    $1.00         1.80%     $  759,841     0.55%+(a)           3.58%+            0.62%+(a)
     1.00         5.83         700,202     0.55(a)(b)          5.64              0.62(a)
     1.00         4.65         573,261     0.55+(a)(b)         4.71+             0.63+(a)
    $1.00         1.74%     $1,313,011     0.65%+(a)           3.48%+            0.72%+(a)
     1.00         5.72       1,369,949     0.65(a)(b)          5.54              0.72(a)
     1.00         4.68       1,511,932     0.65(a)(b)          4.61              0.73(a)
     1.00         4.31       1,169,932     0.62+(a)            4.57+             0.90+(a)
     1.00         5.18         265,495     0.55                5.06              0.90
     1.00         4.92         123,396     0.55+               4.85+             0.81+
    $1.00         1.67%     $1,143,232     0.80%+(a)           3.33%+            0.87%+(a)
     1.00         5.56         981,837     0.80(a)(b)          5.39              0.87(a)
     1.00         4.40         847,775     0.80+(a)(b)         4.46+             0.88+(a)
    $1.00         1.47%     $  361,099     1.20%+(a)           2.93%+            1.27%+(a)
     1.00         5.14         343,240     1.20(a)(b)          4.99              1.27(a)
     1.00         3.63         244,035     1.20+(a)(b)         4.06+             1.28+(a)
    $1.00         1.41%     $      102     1.30%+(a)           2.83%+            1.37%+(a)
     1.00         5.04             237     1.30(a)(b)          4.89              1.37(a)
     1.00         1.94              80     1.30+(a)(b)         3.96+             1.38+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                           DIVIDENDS
                                                                  VALUE              NET             FROM NET
                                                                BEGINNING        INVESTMENT         INVESTMENT
                                                                OF PERIOD       INCOME/(LOSS)         INCOME
                                                                ----------------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0199           $(0.0199)
Year ended 3/31/2001........................................       1.00             0.0615            (0.0615)
Year ended 3/31/2000........................................       1.00             0.0516            (0.0516)
Period ended 3/31/1999*.....................................       1.00             0.0468            (0.0468)
Year ended 4/30/1998........................................       1.00             0.0543            (0.0543)
Year ended 4/30/1997........................................       1.00             0.0520            (0.0520)
Year ended 4/30/1996........................................       1.00             0.0556            (0.0556)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0198           $(0.0198)
Period ended 3/31/2001**....................................       1.00             0.0210            (0.0210)
TRUST CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0195           $(0.0195)
Year ended 3/31/2001........................................       1.00             0.0605            (0.0605)
Period ended 3/31/2000**....................................       1.00             0.0448            (0.0448)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0192           $(0.0192)
Year ended 3/31/2001........................................       1.00             0.0600            (0.0600)
Year ended 3/31/2000........................................       1.00             0.0501            (0.0501)
Period ended 3/31/1999*.....................................       1.00             0.0454            (0.0454)
Year ended 4/30/1998........................................       1.00             0.0528            (0.0528)
Year ended 4/30/1997........................................       1.00             0.0505            (0.0505)
Year ended 4/30/1996........................................       1.00             0.0537            (0.0537)
ADVISER CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0187           $(0.0187)
Year ended 3/31/2001........................................       1.00             0.0590            (0.0590)
Year ended 3/31/2000........................................       1.00             0.0491            (0.0491)
Period ended 3/31/1999*.....................................       1.00             0.0445            (0.0445)
Year ended 4/30/1998........................................       1.00             0.0518            (0.0518)
Year ended 4/30/1997........................................       1.00             0.0495            (0.0495)
Year ended 4/30/1996........................................       1.00             0.0527            (0.0527)
INVESTOR CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0182           $(0.0182)
Year ended 3/31/2001........................................       1.00             0.0580            (0.0580)
Period ended 3/31/2000**....................................       1.00             0.0467            (0.0467)
MARKET CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0177           $(0.0177)
Year ended 3/31/2001........................................       1.00             0.0570            (0.0570)
Year ended 3/31/2000........................................       1.00             0.0471            (0.0471)
Period ended 3/31/1999*.....................................       1.00             0.0431            (0.0431)
Year ended 4/30/1998........................................       1.00             0.0508            (0.0508)
Period ended 4/30/1997**....................................       1.00             0.0482            (0.0482)
DAILY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0169           $(0.0169)
Year ended 3/31/2001........................................       1.00             0.0554            (0.0554)
Period ended 3/31/2000**....................................       1.00             0.0443            (0.0443)
SERVICE CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0149           $(0.0149)
Year ended 3/31/2001........................................       1.00             0.0515            (0.0515)
Period ended 3/31/2000**....................................       1.00             0.0348            (0.0348)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0144           $(0.0144)
Year ended 3/31/2001........................................       1.00             0.0505            (0.0505)
Period ended 3/31/2000**....................................       1.00             0.0185            (0.0185)
INVESTOR C SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0145           $(0.0145)
Year ended 3/31/2001........................................       1.00             0.0505            (0.0505)
Period ended 3/31/2000**....................................       1.00             0.0126            (0.0126)

---------------

 + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Government Reserves Trust Class, Adviser Class, Investor Class, Market
    Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on May 17, 1999, September 22, 1994, April 12, 1999, May 3, 1996, April 12, 1999, June 8, 1999, November 2, 1999 and December 21, 1999, respectively.
 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                            WITHOUT WAIVERS
                                                                            AND/OR EXPENSE
                                                                            REIMBURSEMENTS
                                                                            ---------------
                                            RATIO OF         RATIO OF          RATIO OF
                            NET ASSETS      OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                   END OF       EXPENSES TO   INCOME (LOSS) TO     EXPENSES TO
    VALUE        TOTAL        PERIOD       AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++       (000)         ASSETS           ASSETS          NET ASSETS
-------------------------------------------------------------------------------------------
    $1.00         2.01%     $1,931,113     0.20%+(a)           3.92%+            0.29%+(a)
     1.00         6.32         852,138     0.20(a)(b)          6.06              0.29(a)
     1.00         5.28         381,336     0.20(a)(b)          5.26              0.29(a)
     1.00         4.78         229,561     0.20+(a)            5.05+             0.44+(a)
     1.00         5.57         190,607     0.20                5.43              0.45
     1.00         5.33         125,377     0.20(a)             5.22              0.49(a)
     1.00         5.71          58,121     0.20                5.48              0.53
    $1.00         1.99%     $  275,666     0.24%+(a)           3.88%+            0.33%+(a)
     1.00         2.12         260,087     0.24+(a)            6.02+             0.33+(a)
    $1.00         1.96%     $  284,244     0.30%+(a)           3.82%+            0.39%+(a)
     1.00         6.22         222,765     0.30(a)(b)          5.96              0.39(a)
     1.00         4.57         125,504     0.30+(a)(b)         5.16+             0.39+(a)
    $1.00         1.94%     $  129,855     0.35%+(a)           3.77%+            1.14%+(a)
     1.00         6.16         468,083     0.35(a)(b)          5.91              1.14(a)
     1.00         5.12         140,328     0.35(a)(b)          5.11              1.14(a)
     1.00         4.63          59,551     0.35+(a)            4.90+             1.29+(a)
     1.00         5.40          32,773     0.35                5.28              1.30
     1.00         5.19           6,482     0.35(a)             5.07              0.64(a)
     1.00         5.51             129     0.35                5.33              0.68
    $1.00         1.88%     $1,013,271     0.45%+(a)           3.67%+            0.54%+(a)
     1.00         6.06       1,190,853     0.45(a)(b)          5.81              0.54(a)
     1.00         5.02         477,205     0.45(a)(b)          5.01              0.54(a)
     1.00         4.54          88,836     0.45+(a)            4.80+             0.69+(a)
     1.00         5.30          70,164     0.45                5.18              0.70
     1.00         5.07          24,845     0.45(a)             4.97              0.74(a)
     1.00         5.39         108,168     0.45                5.23              0.78
    $1.00         1.83%     $  960,170     0.55%+(a)           3.57%+            0.64%+(a)
     1.00         5.95         331,555     0.55(a)(b)          5.71              0.64(a)
     1.00         4.77         111,741     0.55+(a)(b)         4.91+             0.64+(a)
    $1.00         1.78%     $  506,539     0.65%+(a)           3.47%+            0.74%+(a)
     1.00         5.85         488,016     0.65(a)(b)          5.61              0.74(a)
     1.00         4.81         370,000     0.65(a)(b)          4.81              0.74(a)
     1.00         4.39         334,000     0.61+(a)            4.64+             0.89+(a)
     1.00         5.20         274,499     0.55                5.08              0.90
     1.00         4.93         218,499     0.55+(a)            4.87+             0.84+(a)
    $1.00         1.71%     $  272,032     0.80%+(a)           3.32%+            0.89%+(a)
     1.00         5.69         259,937     0.80(a)(b)          5.46              0.89(a)
     1.00         4.52         171,521     0.80+(a)(b)         4.66+             0.89+(a)
    $1.00         1.50%     $   35,002     1.20%+(a)           2.92%+            1.29%+(a)
     1.00         5.27          26,001     1.20(a)(b)          5.06              1.29(a)
     1.00         3.53          10,000     1.20+(a)(b)         4.26+             1.29+(a)
    $1.00         1.45%     $    1,789     1.30%+(a)           2.82%+            1.39%+(a)
     1.00         5.17             990     1.30(a)             4.96              1.39(a)
     1.00         1.86             108     1.30+(a)(b)         4.16+             1.39+(a)
    $1.00         1.46%     $       12     1.30%+(a)           2.82%+            1.39%+(a)
     1.00         5.17             160     1.30(a)(b)          4.96              1.39(a)
     1.00         1.26             746     1.30+(a)(b)         4.16+             1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                                NET ASSET                           DIVIDENDS
                                                                  VALUE              NET             FROM NET
                                                                BEGINNING        INVESTMENT         INVESTMENT
                                                                OF PERIOD       INCOME/(LOSS)         INCOME
                                                                ----------------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0139           $(0.0139)
Year ended 3/31/2001........................................       1.00             0.0392            (0.0392)
Year ended 3/31/2000........................................       1.00             0.0329            (0.0329)
Period ended 3/31/1999*.....................................       1.00             0.0292            (0.0292)
Year ended 4/30/1998........................................       1.00             0.0353            (0.0353)
Year ended 4/30/1997........................................       1.00             0.0337            (0.0337)
Year ended 4/30/1996........................................       1.00             0.0362            (0.0362)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0089           $(0.0089)
Period ended 3/31/2001**....................................       1.00             0.0110            (0.0110)
TRUST CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0134           $(0.0134)
Year ended 3/31/2001........................................       1.00             0.0382            (0.0382)
Period ended 3/31/2000**....................................       1.00             0.0280            (0.0280)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0132           $(0.0132)
Year ended 3/31/2001........................................       1.00             0.0377            (0.0377)
Year ended 3/31/2000........................................       1.00             0.0314            (0.0314)
Period ended 3/31/1999*.....................................       1.00             0.0278            (0.0278)
Year ended 4/30/1998........................................       1.00             0.0341            (0.0341)
Year ended 4/30/1997........................................       1.00             0.0323            (0.0323)
Year ended 4/30/1996........................................       1.00             0.0347            (0.0347)
ADVISER CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0127           $(0.0127)
Year ended 3/31/2001........................................       1.00             0.0367            (0.0367)
Year ended 3/31/2000........................................       1.00             0.0304            (0.0304)
Period ended 3/31/1999*.....................................       1.00             0.0270            (0.0270)
Year ended 4/30/1998........................................       1.00             0.0332            (0.0332)
Year ended 4/30/1997........................................       1.00             0.0313            (0.0313)
Year ended 4/30/1996........................................       1.00             0.0337            (0.0337)
INVESTOR CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0122           $(0.0122)
Year ended 3/31/2001........................................       1.00             0.0357            (0.0357)
Period ended 3/31/2000**....................................       1.00             0.0287            (0.0287)
MARKET CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0117           $(0.0117)
Year ended 3/31/2001........................................       1.00             0.0347            (0.0347)
Year ended 3/31/2000........................................       1.00             0.0284            (0.0284)
Period ended 3/31/1999*.....................................       1.00             0.0254            (0.0254)
Year ended 4/30/1998........................................       1.00             0.0318            (0.0318)
Period ended 4/30/1997**....................................       1.00             0.0301            (0.0301)
DAILY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0111           $(0.0111)
Year ended 3/31/2001........................................       1.00             0.0332            (0.0332)
Period ended 3/31/2000**....................................       1.00             0.0262            (0.0262)
SERVICE CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0089           $(0.0089)
Year ended 3/31/2001........................................       1.00             0.0292            (0.0292)
Period ended 3/31/2000**....................................       1.00             0.0048            (0.0048)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0084           $(0.0084)
Year ended 3/31/2001........................................       1.00             0.0282            (0.0282)
Period ended 3/31/2000**....................................       1.00             0.0062            (0.0062)

---------------
 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** Municipal Reserves Institutional Class, Trust Class, Investor Class, Market
    Class, Daily Class, Service Class and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12,
    1999, January 21, 2000 and December 27, 1999, respectively.

 (b) The effect of interest expense on the operating expense ratio was 0.02%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
----------------------------------------------------------------------------------------
    $1.00         1.40%     $377,981       0.20%+           2.59%+            0.29%+
     1.00         3.99       145,248       0.20             3.93              0.29
     1.00         3.34       172,693       0.20             3.29              0.30
     1.00         2.96       134,268       0.20+            3.10+             0.48+
     1.00         3.61        74,251       0.20(b)          3.53              0.48
     1.00         3.44        59,701       0.20             3.38              0.52
     1.00         3.70        48,482       0.20             3.61              0.58
    $1.00         0.86%     $  3,801       0.24%+           2.35%+            0.33%+
     1.00         1.10        16,116       0.24+            3.89+             0.33+
    $1.00         1.35%     $506,072       0.30%+           2.49%+            0.39%+
     1.00         3.88       488,191       0.30             3.83              0.39
     1.00         2.83       526,831       0.30+            3.19+             0.40+
    $1.00         1.33%     $ 51,401       0.35%+           2.44%+            1.14%+
     1.00         3.83        35,569       0.35             3.78              1.14
     1.00         3.18        89,050       0.35             3.14              1.15
     1.00         2.81        68,393       0.35+            2.95+             1.33+
     1.00         3.43        53,074       0.35(b)          3.38              1.33
     1.00         3.29        54,677       0.35             3.23              0.67
     1.00         3.52         6,734       0.35             3.46              0.73
    $1.00         1.28%     $156,269       0.45%+           2.34%+            0.54%+
     1.00         3.73       129,807       0.45             3.68              0.54
     1.00         3.08        77,511       0.45             3.04              0.55
     1.00         2.73        55,434       0.45+            2.85+             0.73+
     1.00         3.34        29,936       0.45(b)          3.28              0.73
     1.00         3.19         7,296       0.45             3.13              0.77
     1.00         3.43        55,511       0.45             3.36              0.83
    $1.00         1.22%     $ 52,145       0.55%+           2.24%+            0.64%+
     1.00         3.63        57,017       0.55             3.58              0.64
     1.00         2.90        64,782       0.55+            2.94+             0.65+
    $1.00         1.17%     $172,035       0.65%+           2.14%+            0.74%+
     1.00         3.52       169,001       0.65             3.48              0.74
     1.00         2.87       149,000       0.65             2.84              0.75
     1.00         2.57       146,999       0.61+            2.69+             0.93+
     1.00         3.24        92,000       0.55(b)          3.18              0.93
     1.00         3.06        78,300       0.55+            3.03+             0.87+
    $1.00         1.10%     $616,300       0.80%+           1.99%+            0.89%+
     1.00         3.37       554,876       0.80             3.33              0.89
     1.00         2.65       429,644       0.80+            2.69+             0.90+
    $1.00         0.90%     $ 87,801       1.20%+           1.59%+            1.29%+
     1.00         2.96        10,000       1.20             2.93              1.29
     1.00         0.48         1,000       1.20+            2.29+             1.30+
    $1.00         0.85%     $    105       1.30%+           1.49%+            1.39%+
     1.00         2.86            64       1.30             2.83              1.39
     1.00         0.62            91       1.30+            2.19+             1.40+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                                NET ASSET                           DIVIDENDS
                                                                  VALUE              NET             FROM NET
                                                                BEGINNING        INVESTMENT         INVESTMENT
                                                                OF PERIOD       INCOME/(LOSS)         INCOME
                                                                ----------------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0127           $(0.0127)
Period ended 3/31/2001**....................................       1.00             0.0153            (0.0153)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0061           $(0.0061)
Period ended 3/31/2001**....................................       1.00             0.0003            (0.0003)
TRUST CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0122           $(0.0122)
Year ended 3/31/2001........................................       1.00             0.0323            (0.0323)
Period ended 3/31/2000**....................................       1.00             0.0239            (0.0239)
LIQUIDITY CLASS SHARES
Period ended 9/30/2001** (unaudited)........................      $1.00            $0.0029           $(0.0029)
ADVISER CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0114           $(0.0114)
Year ended 3/31/2001........................................       1.00             0.0308            (0.0308)
Period ended 3/31/2000......................................       1.00             0.0232            (0.0232)
Period ended 5/14/1999*.....................................       1.00             0.0052            (0.0052)
Year ended 2/28/1999........................................       1.00             0.0268            (0.0268)
Year ended 2/28/1998........................................       1.00             0.0309            (0.0309)
Year ended 2/28/1997........................................       1.00             0.0291            (0.0291)
INVESTOR CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0109           $(0.0109)
Year ended 3/31/2001........................................       1.00             0.0298            (0.0298)
Period ended 3/31/2000......................................       1.00             0.0223            (0.0223)
Period ended 5/14/1999*.....................................       1.00             0.0051            (0.0051)
Year ended 2/28/1999........................................       1.00             0.0261            (0.0261)
Year ended 2/28/1998........................................       1.00             0.0302            (0.0302)
Year ended 2/28/1997........................................       1.00             0.0284            (0.0284)
DAILY CLASS SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0097           $(0.0097)
Year ended 3/31/2001........................................       1.00             0.0273            (0.0273)
Period ended 3/31/2000......................................       1.00             0.0201            (0.0201)
Period ended 5/14/1999*.....................................       1.00             0.0045            (0.0045)
Year ended 2/28/1999........................................       1.00             0.0238            (0.0238)
Year ended 2/28/1998........................................       1.00             0.0279            (0.0279)
Period ended 2/28/1997**....................................       1.00             0.0107            (0.0107)
INVESTOR B SHARES
Six months ended 9/30/2001 (unaudited)......................      $1.00            $0.0036           $(0.0036)
Period ended 3/31/2001**....................................       1.00             0.0038            (0.0038)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class, Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC, and its investment sub-adviser became Banc of America Capital Management, LLC.

 ** California Tax-Exempt Reserves Capital Class, Institutional Class, Trust
    Class, Liquidity Class, Daily Class and Investor B Shares commenced operations on October 3, 2000, March 28, 2001, May 24, 1999, August 10, 2001, October 2, 1996 and December 29, 2000, respectively.

 # Amount represents less than $500.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
----------------------------------------------------------------------------------------
    $1.00         1.28%     $ 25,015       0.20%+           2.09%+            0.28%+
     1.00         1.54            30       0.20+            3.33+             0.28+
    $1.00         0.61%     $     --#      0.24%+           2.05%+            0.32%+
     1.00         0.03         1,000       0.24+            3.29+             0.32+
    $1.00         1.22%     $305,246       0.30%+           1.99%+            0.38%+
     1.00         3.27       338,801       0.30             3.23+             0.38
     1.00         2.41       394,837       0.30+            2.70+             0.38+
    $1.00         0.27%     $  2,721       0.35%+           1.94%+            1.13%+
    $1.00         1.15%     $289,401       0.45%+           1.84%+            0.53%+
     1.00         3.12       318,737       0.45             3.08              0.53
     1.00         2.32       360,319       0.45+            2.55+             0.53+
     1.00         0.52       636,000       0.50+            2.49+             0.52+
     1.00         2.71       709,000       0.49(a)          2.65              0.49(a)
     1.00         3.13       671,000       0.50(a)          3.06              0.50(a)
     1.00         2.95       472,000       0.50(a)          2.92              0.50(a)
    $1.00         1.10%     $283,301       0.55%+           1.74%+            0.63%+
     1.00         3.02       226,491       0.55             2.98              0.63
     1.00         2.23       284,041       0.55+            2.45+             0.63+
     1.00         0.50       503,000       0.58+            2.43+             0.62+
     1.00         2.64       539,000       0.56(a)          2.61              0.59(a)
     1.00         3.06       598,000       0.57(a)          3.01              0.60(a)
     1.00         2.88       493,000       0.57(a)          2.83              0.60(a)
    $1.00         0.97%     $798,650       0.80%+           1.49%+            0.88%+
     1.00         2.76       755,635       0.80             2.73              0.88
     1.00         2.01       699,689       0.80+            2.20+             0.88+
     1.00         0.45       334,000       0.80+            2.21+             0.82+
     1.00         2.41       336,000       0.79(a)          2.35              0.79(a)
     1.00         2.83       172,000       0.80(a)          2.80              0.80(a)
     1.00         1.09        29,000       0.80+(a)         2.66+             0.80+(a)
    $1.00         0.36%     $     --#      1.30%+           0.99%+            1.38%+
     1.00         0.38            64       1.30+            2.23+             1.38+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Reserves ("Reserves") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2001, Reserves offered thirteen separate portfolios. These financial statements pertain only to the six money market portfolios of
Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations California Tax-Exempt Reserves (each, a "Portfolio" and collectively, the "Portfolios"). Financial Statements for the other portfolios of Reserves are presented under separate cover. The Portfolios currently offer eleven classes of shares: Capital Class Shares, Institutional Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Portfolio to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Portfolio seeks to assert its right. The Portfolios' investment adviser and sub-adviser, under the oversight of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Cash Reserves, Treasury Reserves and Government Reserves may enter into reverse repurchase agreements with institutions that the Portfolios' investment sub-adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain liquid assets at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

At September 30, 2001, Treasury Reserves had no reverse repurchase agreements outstanding. The average daily balance of reverse repurchase agreements outstanding for Treasury Reserves during the six months ended September 30, 2001 was $1,639,127,839. Cash Reserves and Government Reserves did not enter into any

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

reverse repurchase agreements during the six months ended September 30, 2001.

The proceeds received by Treasury Reserves under the reverse repurchase agreements were reinvested in tri-party repurchase agreements. Net fees earned during the six months ended September 30, 2001, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $1,106,959 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Portfolio to declare dividends from net investment income daily and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Reserves are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at a Portfolio's custodian. Reserves issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows for Treasury Reserves.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Reserves has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Portfolio's average daily net assets.

Reserves has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.033% of each Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Reserves. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Reserves pursuant to an agreement with BA Advisors. For the six months ended September 30, 2001, Stephens and BA Advisors earned 0.01% and 0.01%, respectively, of the Portfolio's average daily net assets for their co-administration services.

BA Advisors and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Portfolio. Effective August 1, 2001 and until July 31, 2002, BA Advisors and/or the sub-adviser and Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing, shareholder administration and distribution fees) exceed an annual rate of 0.20% of each Portfolio's average daily net assets.

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

BNY serves as the custodian of Reserves' assets. For the six months ended September 30, 2001, expenses of certain Portfolios were reduced by $72,393 under expense offset arrangements with BNY. The Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. Municipal Reserves and California Tax-Exempt Reserves do not participate in the expense offset arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Portfolios' shares. Bank of America serves as the sub-transfer agent for the Capital and Trust Class Shares of the Portfolios.

Stephens also serves as distributor of the Portfolios' shares. For the six months ended September 30, 2001, the Portfolios were informed that the distributor received $172,277 in contingent deferred sales charges from redemption of Investor B and Investor C Shares, which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Reserves for serving as Trustee or Officer of Reserves.

Reserves eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain other affiliated Nations Funds have made daily investments of cash balances in Cash Reserves and Municipal Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. At September 30, 2001, approximately 1.88% and 2.98% of the net assets of the Cash Reserves and Municipal Reserves, respectively, were held by other affiliated Nations Funds.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Reserves has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for Liquidity Class Shares ("Liquidity Class Shares Plan"), Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan"), Investor B Shares ("Investor B Shares Plan"), Investor C Shares ("Investor C Shares Plan") and Service Class Shares ("Service Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, Reserves may compensate or reimburse Stephens for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Under the Daily Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily Class Shares of the Portfolios. Under the Investor Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares of the Portfolios. Under the Investor B Shares Plan, Investor C Shares Plan and Service Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.75% of the average daily net assets of the Service Class Shares, Investor B Shares, Investor C Shares of the Portfolios.

Currently, Reserves is not reimbursing Stephens for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits Reserves to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves, Municipal Reserves and California Tax-Exempt Reserves and 0.35% of the average daily net assets of Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

shareholders. Currently, Reserves is not compensating Stephens for providing such services.

Reserves also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor, Investor B, Investor C and Service Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Portfolio directly to the applicable share class.

Reserves also has adopted shareholder administration plans ("Administration Plans") for the Investor B, Investor C, Trust Class and Institutional Class Shares of the Portfolios. Under the Administration Plans, a Portfolio may pay servicing agents that have entered into a shareholder administration agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10%, 0.10%, 0.10% and 0.04%, on an annualized basis, of the average daily net assets of the Investor B, Investor C, Trust Class and Institutional Class Shares, respectively, and are charged as expenses of each Portfolio directly to the applicable share class.

At September 30, 2001 the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                      CURRENT
                                        RATE
                                     (AFTER FEE    PLAN
                                      WAIVERS)     LIMIT
--------------------------------------------------------
DISTRIBUTION PLAN:
 Liquidity Class:
  Treasury Reserves................    0.00%       0.65%
  Other Funds......................    0.00%       0.60%
 Investor Class....................    0.10%       0.10%
 Market Class......................    0.20%       0.20%
 Daily Class.......................    0.35%       0.35%
 Service Class, Investor B and
   Investor C Shares...............    0.75%       0.75%
SHAREHOLDER SERVICING PLAN:
 Liquidity Class...................    0.15%       0.25%
 Adviser, Investor, Market, Daily,
   Service Class, Investor B and
   Investor C Shares...............    0.25%       0.25%
SHAREHOLDER ADMINISTRATION PLAN:
 Trust Class, Investor B and
   Investor C Shares...............    0.10%       0.10%
 Institutional Class Shares........    0.04%       0.04%

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

4.  SHARES OF BENEFICIAL INTEREST

At September 30, 2001, an unlimited number of shares of beneficial interest without par value was authorized for Reserves. Reserves' Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Portfolio will invest more than 10% of the value of its net assets in securities that are considered illiquid.
The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees.

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

CASH RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/01     PER UNIT    9/30/01       ASSETS       9/30/01
SECURITY                                        DATE          (000)      9/30/01      (000)       9/30/01        (000)
-------------------------------------------------------------------------------------------------------------------------
Bank of Scotland,
  3.430% 02/22/02..........................   08/27/01      $ 99,995      $1.00      $ 99,995       0.2%        $ 99,995
First Allmerica Financial Life Insurance
  Company:
  3.450%+ 10/01/01++.......................   02/25/99        50,000       1.00        50,000       0.1           50,000
  3.660%+ 11/15/01++.......................   05/14/98        50,000       1.00        50,000       0.1           50,000
  2.723%+ 12/22/01++.......................   09/22/98        50,000       1.00        50,000       0.1           50,000
Goldman Sachs Group, Inc.:
  4.070% 12/10/01..........................   05/10/01       100,000       1.00       100,000       0.2          100,000
  3.281%+ 12/14/01++.......................   05/15/01        50,046       1.00        50,046       0.1           50,046
  4.130% 02/04/02..........................   05/10/01       200,000       1.00       200,000       0.3          200,000
  4.050% 02/28/02..........................   06/05/01       200,000       1.00       200,000       0.3          200,000
  3.610% 05/29/02..........................   09/05/01       300,000       1.00       300,000       0.5          300,000
Halifax plc,
  3.450% 02/21/02..........................   08/27/01       100,003       1.00       100,003       0.2          100,003
Jackson National Life Insurance Company,
  3.250%+ 12/14/01++.......................   06/14/96        50,000       1.00        50,000       0.1           50,000
National City Bank of Kentucky,
  3.465% 02/15/02..........................   08/22/01       150,029       1.00       150,029       0.2          150,029
Security Life of Denver Insurance Company:
  3.800%+ 10/01/01++.......................   07/27/00        60,000       1.00        60,000       0.1           60,000
Transamerica Occidental Life Insurance
  Company:
  3.370%+ 10/01/01++.......................   07/31/00       125,000       1.00       125,000       0.2          125,000
  3.820%+ 10/01/01++.......................   07/31/00       117,000       1.00       117,000       0.2          117,000
  3.810%+ 11/01/01++.......................   07/31/00        20,000       1.00        20,000      0.0*           20,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2001.

++ Reset date.

 * Amount represents less than 0.1%.

MONEY MARKET RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/01     PER UNIT    9/30/01       ASSETS       9/30/01
SECURITY                                        DATE          (000)      9/30/01      (000)       9/30/01        (000)
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
  4.130% 02/04/02..........................   05/10/01      $ 75,000      $1.00      $ 75,000       0.7%        $ 75,000
  3.610% 05/29/02..........................   09/05/01        50,000       1.00        50,000       0.5           50,000
Halifax plc,
  3.450% 02/21/02..........................   08/27/01        75,002       1.00        75,002       0.7           75,002
National City Bank of Kentucky,
  3.465% 02/15/02..........................   08/22/01        50,010       1.00        50,010       0.5           50,010

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

MUNICIPAL RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/01     PER UNIT    9/30/01       ASSETS       9/30/01
SECURITY                                        DATE          (000)      9/30/01      (000)       9/30/01        (000)
-------------------------------------------------------------------------------------------------------------------------
Bristol, Tennessee Health and Education
  Facilities Revenue, Series 1995A, (FGIC
  Insured, Citibank SBPA),
  2.350%** 02/28/14........................   05/18/98      $  8,500      $1.00      $  8,500       0.4%        $  8,500
Colorado Post-Secondary Educational
  Facilities Authority Economic Development
  Revenue, (U.S. Swimming, Inc. Project)
  Series 1996, (Wells Fargo Bank LOC),
  2.400%** 06/01/11........................   05/31/02         2,515       1.00         2,515       0.1            2,515
Columbus, Georgia Hospital Authority
  Revenue, (St. Francis Hospital Inc.,
  Project) Series 2000A, (Columbus Bank &
  Trust LOC),
  2.430%** 01/01/31........................   12/21/00        10,000       1.00        10,000       0.5           10,000
Illinois Educational Facilities Authority
  Revenue, (Chicago Historical Society
  Project) Series 1985, (Northern Trust
  Company LOC),
  2.200%** 12/01/25........................   11/09/98         5,500       1.00         5,500       0.3            5,500
Intermountain Power Agency, Utah Power
  Supply Revenue, Municipal Trust Receipts,
  Series 1996CMC-4, (FSA Insured, Chase
  Manhattan SBPA),
  2.350%** 07/01/03........................   05/18/98         9,900       1.00         9,900       0.5            9,900
Johnson City, Tennessee Health and
  Educational Facilities Board Hospital
  Revenue, Series 2001PT-560, (Merrill
  Lynch Guarantee and SBPA),
  2.550%** 07/01/26........................   05/31/01        18,785       1.00        18,785       0.9           18,785
Memphis, Tennessee Center City Revenue
  Finance Corporation Multi-Family Housing
  Revenue, (Riverset Apartments Project)
  Series 1998PT-1019, (Merrill Lynch
  Guarantee, Merrill Lynch SBPA),
  2.580%** 10/01/19........................   02/02/00         7,420       1.00         7,420       0.4            7,420
Miami-Dade County, Florida Individual
  Development Authority Revenue, (Airis
  Miami LLC Project) Series 1999A, AMT,
  (AMBAC Insured, Bayerische Landesbank
  SBPA),
  2.350%** 10/15/25........................   06/05/01        15,500       1.00        15,500       0.8           15,500
Palm Beach County, Florida Multi-Family
  Housing Finance Authority Revenue, (Clear
  Lake Colony Apartments Project) Series
  2000PA-1240, (Merrill Lynch Guarantee,
  Merrill Lynch SBPA),
  2.550%** 09/15/02........................   09/01/00         8,160       1.00         8,160       0.4            8,160
South Carolina Jobs Economic Development
  Authority Economic Development Revenue,
  (St. Francis Bon Secours Hospital
  Project) Series 2000PT-503, (Merrill
  Lynch Guarantee and SBPA),
  2.550%** 11/15/30........................   09/20/01        24,995       1.00        24,995       1.2           24,995

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/01     PER UNIT    9/30/01       ASSETS       9/30/01
SECURITY                                        DATE          (000)      9/30/01      (000)       9/30/01        (000)
-------------------------------------------------------------------------------------------------------------------------
Virginia Beach, Virginia Development
  Authority Multi-Family Housing Revenue,
  (Briarwood Apartments Project) Series
  1999PT-1146, (Merrill Lynch Guarantee,
  Merrill Lynch SBPA),
  2.430%** 04/01/23........................   10/15/99      $ 13,080      $1.00      $ 13,080       0.6%        $ 13,080
Washington State Motor Fuel Tax GO, Series
  2000PT-433, (Merrill Lynch SBPA)
  2.380%** 06/01/08........................   06/14/01        19,865       1.00        19,865       1.0           19,865

---------------

** Variable rate demand note. The interest rate shown reflects the rate in effect at September 30, 2001. These securities are subject to demand features of either one, seven or thirty days.

CALIFORNIA TAX-EXEMPT RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/01     PER UNIT    9/30/01       ASSETS       9/30/01
SECURITY                                        DATE          (000)      9/30/01      (000)       9/30/01        (000)
-------------------------------------------------------------------------------------------------------------------------
Alameda County, California Corridor
  Transportation Authority Revenue, Series
  1999CMC-1, (MBIA Insured),
  2.350%** 10/13/13........................   07/02/01      $  6,480      $1.00      $  6,480       0.4%        $  6,480
California Educational Facilities Authority
  Revenue, (Stanford University Project)
  Series 1999, (Merrill Lynch & Company
  Insured),
  2.080%** 06/01/21........................   02/02/01         8,105       1.00         8,105       0.5            8,105
California Educational Facilities Authority
  Revenue, Series 2000A, (Societe Generale
  LOC),
  2.130%** 10/01/27........................   08/16/00        14,275       1.00        14,275       0.8           14,275
California GO, (AMBAC Insured, Citibank
  LOC),
  2.130%** 04/01/04........................   07/17/00        15,100       1.00        15,100       0.9           15,500
California GO, (MBIA Insured, Citibank
  LOC),
  2.130%** 02/01/06........................   01/26/95        10,000       1.00        10,000       0.6           10,000
California GO, Series 1999, (MBIA Insured,
  Merrill Lynch & Company Insured),
  2.130%** 12/01/18........................   06/05/01        13,085       1.00        13,085       0.8           13,085
California Health Facilities Financing
  Authority Revenue, Series 1998CMC-6, (FSA
  Insured, JP Morgan Chase Insured),
  2.350%** 06/01/12........................   07/31/98        10,995       1.00        10,995       0.6           10,995
California Health Facilities Financing
  Authority Revenue, Series 1999, (Merrill
  Lynch & Company),
  2.280%** 12/01/25........................   11/04/99         6,365       1.00         6,365       0.4            6,365
California Housing Finance Agency
  Multi-Unit Rental Housing Revenue, (MBIA
  Insured),
  2.130%** 08/01/10........................   08/08/00        11,950       1.00        11,950       0.7           11,950
California Housing Finance Agency Revenue,
  Series 1995, (MBIA Insured, Merrill Lynch
  & Company Insured),
  2.150%** 08/01/26........................   08/01/01         2,400       1.00         2,400       0.1            2,400

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/01     PER UNIT    9/30/01       ASSETS       9/30/01
SECURITY                                        DATE          (000)      9/30/01      (000)       9/30/01        (000)
-------------------------------------------------------------------------------------------------------------------------
California State Department of Water
  Resources Revenue, Series 2001K1,
  (Landesbank Hessen-Thueringen LOC),
  2.350%** 10/31/04........................   06/26/01      $ 15,000      $1.00      $ 15,000       0.9%        $ 15,000
California State Floating Rate Receipts,
  Series 1997SG-91, (FGIC Insured, Societe
  Generale LOC),
  2.130%** 10/01/21........................   03/02/01         6,000       1.00         6,000       0.4            6,000
California State GO, Municipal Trust
  Receipts, Series 1997SGA-54, (AMBAC
  Insured, Societe Generale SBPA),
  2.350%** 06/01/21........................   08/19/97        15,950       1.00        15,950       0.9           15,950
Garden Grove, California Housing Authority
  Multi-Family Revenue, Series 2001, (GNMA
  Collateral, Merrill Lynch Liquidity
  Facility),
  2.150%** 03/21/02........................   08/07/01         7,010       1.00         7,010       0.4            7,010
Long Beach, California GO,
  2.230%** 05/15/15........................   02/13/98        13,000       1.00        13,000       0.8           13,000
Long Beach, California Harbor Revenue,
  Series 2000PA-651, AMT, (FGIC Insured,
  Merrill Lynch Liquidity Facility),
  2.150%** 05/15/19........................   09/08/00         1,060       1.00         1,060       0.1            1,060
Long Beach, California Municipal Securities
  Trust Receipts Revenue, Series 1998CMC-1,
  2.400%** 05/15/07........................   02/18/98         9,995       1.00         9,995       0.6            9,995
Los Angeles County, California Metropolitan
  Authority Sales Tax Revenue, Series 1996,
  (MBIA Insured, Societe Generale Liquidity
  Facility),
  2.080%** 07/01/18........................   05/02/01        15,320       1.00        15,320       0.9           15,320
Los Angeles, California Wastewater Systems
  Revenue, Series 1996SGA-26, (MBIA
  Insured, Societe Generale SBPA),
  2.300%** 06/01/24........................   09/18/00        10,000       1.00        10,000       0.6           10,000
Puerto Rico Commonwealth Highway and
  Transportation Authority Revenue, (AMBAC
  Insured, Merrill Lynch Liquidity
  Facility),
  2.750%** 01/01/19........................   07/11/01         8,505       1.00         8,505       0.5            8,505
Puerto Rico Commonwealth Infrastructure
  Financing Authority, Series 2000-2,
  (Toronto-Dominion Bank Liquidity
  Facility),
  2.200%** 10/01/32........................   10/12/00        21,330       1.00        21,330       1.3           21,330
Puerto Rico Commonwealth Infrastructure
  Financing Authority, Series 2001,
  2.730%** 07/01/27........................   08/06/01         5,000       1.00         5,000       0.3            5,000
Puerto Rico Infrastructure Financing
  Authority,
  2.130%** 10/01/34........................   10/11/00         9,000       1.00         9,000       0.5            9,000
Puerto Rico Infrastructure Financing
  Authority,
  2.130%** 10/01/34........................   01/19/01         9,725       1.00         9,725       0.6            9,725

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/01     PER UNIT    9/30/01       ASSETS       9/30/01
SECURITY                                        DATE          (000)      9/30/01      (000)       9/30/01        (000)
-------------------------------------------------------------------------------------------------------------------------
Riverside, California Electric Revenue,
  Series 1998, (AMBAC Insured, Chase
  Manhattan Bank Liquidity Facility),
  2.350%** 10/01/11........................   08/07/01      $  1,600      $1.00      $  1,600       0.1%        $  1,600
San Diego, California Area Housing and
  Financing Agency Lease Revenue, Series
  2001, (Societe Generale SBPA),
  2.300%** 06/01/06........................   08/29/01        23,730       1.00        23,730       1.4           23,730
San Diego, California Housing Authority
  Multi-Family Housing Revenue, Series
  2000,
  2.130%** 04/01/26........................   04/12/01        17,710       1.00        17,710       1.0           17,710
San Francisco City and County, California
  Airport Commission International Airport
  Revenue, Municipal Trust Receipts, Series
  1997SGA-50, AMT, (MBIA Insured, Societe
  Generale SBPA),
  2.300%** 05/01/16........................   11/17/99        14,300       1.00        14,300       0.8           14,300
San Francisco City and County, California
  Airport Commission International Airport
  Revenue, Series 1996,
  2.130%** 05/01/21........................   05/09/01        10,500       1.00        10,500       0.6           10,500

---------------

** Variable rate demand note. The interest rate shown reflects the rate in effect at September 30, 2001. These securities are subject to demand features of either one, seven or thirty days.

6.  LINES OF CREDIT

Reserves participates with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2001, there were no loans outstanding under this Agreement. For the six months ended September 30, 2001, borrowings by the Portfolios under the Agreement were as follows:

                                     AVERAGE
                                     AMOUNT      AVERAGE
                                   OUTSTANDING   INTEREST
PORTFOLIO                             (000)        RATE
---------------------------------------------------------
Money Market Reserves............    $  320        4.05%

The average amount outstanding was calculated based on daily balances in the period.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2001, the Portfolios had available for federal income tax purposes the following unused capital losses expiring March 31:

                                2002    2003    2004    2005    2006    2007    2008    2009
                               (000)    (000)   (000)   (000)   (000)   (000)   (000)   (000)
---------------------------------------------------------------------------------------------
Cash Reserves................  $2,405     --      --      --      --     $17      --      --
Money Market Reserves........      --     --      --      --      --      --      --     $12
Treasury Reserves............      --     --      --     $22     $26       2      --      --
Government Reserves..........     482     --      --      --      20      36      --      --
Municipal Reserves...........      19    $38     $31      15      18       1      --      --

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

During the year ended March 31, 2001, the following Portfolios utilized capital losses as follows:

                                              CAPITAL
                                          LOSSES UTILIZED
PORTFOLIO                                      (000)
---------------------------------------------------------
Cash Reserves.........................         $176
Money Market Reserves.................           --
Treasury Reserves.....................           94
Government Reserves...................          125
Municipal Reserves....................            5
California Tax-Exempt Reserves........          143

During the year ended March 31, 2001 Municipal Reserve's capital loss in the amount of $61,000 expired.

8.  SUBSEQUENT EVENT

On October 10, 2001, the Board of Directors/Trustees of each fund listed in the left column below (each a "Fund") approved its reorganization into a newly created successor that is substantially identical to the fund shown in the right column of the following chart. The principal effect of this reorganization would be to convert each Fund's investment into an investment in a fund with the objective, principal investment strategies and risks of the newly created successor fund. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of a newly created successor to the fund shown in the right column of the chart below.

FUND                     WILL BE REORGANIZED INTO A NEWLY CREATED SUCCESSOR TO:
-------------------------------------------------------------------------------
Prime                    Cash Reserves
Treasury                 Treasury Reserves
Government Money Market  Government Reserves

On October 10, 2001, the Board of Trustees of each fund listed in the left column below (each a "Fund") approved its reorganization into a newly created successor fund that is substantially identical to the existing Fund. The principal effect of this reorganization would be to redomicile each Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at a special shareholder meeting that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of the newly created successor fund.

FUND                            WILL BE REORGANIZED INTO A NEWLY CREATED SUCCESSOR TO:
--------------------------------------------------------------------------------------
Cash Reserves                   Cash Reserves
Money Market Reserves           Money Market Reserves
Treasury Reserves               Treasury Reserves
Government Reserves             Government Reserves
Municipal Reserves              Municipal Reserves
California Tax-Exempt Reserves  California Tax-Exempt Reserves

                              P.O. Box 34602
                              Charlotte, NC 28254-4602
                              Toll free 1.800.626.2275 (institutional investors) Toll free 1.800.321.7854 (individual investors)


NATIONS FUNDS





RESERVESSAR (9/01)